UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-21732
MGI Funds

(Exact name of registrant as specified in charter)
99 High Street
Boston, MA 02110

(Address of principal executive offices)(Zip Code)
Scott M. Zoltowski, Esq.
Mercer Global Investments, Inc.
99 High Street
Boston, MA 02110

(Name and address of agent for service)
Registrant’s telephone number, including area code: (617) 747-9500
Date of fiscal year end: March 31, 2011
Date of reporting period: December 31, 2010

Item 1. Schedule of Investments. — The schedule of investments for the period ended December 31, 2010, is filed herewith.

MGI US Large Cap Growth Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.6%

	Advertising — 0.2%

18,000	Omnicom Group, Inc.	824,400

	Aerospace & Defense — 2.3%

39,694	Boeing Co. (The)	2,590,431
13,900	Goodrich Corp.	1,224,173
34,050	Rockwell Collins, Inc.	1,983,753
45,099	United Technologies Corp.	3,550,193

		9,348,550

	Agriculture — 0.6%

33,000	Monsanto Co.	2,298,120

	Apparel — 2.1%

22,280	Coach, Inc.	1,232,307
56,100	NIKE, Inc. Class B	4,792,062
30,635	VF Corp.	2,640,124

		8,664,493

	Auto Manufacturers — 0.2%

59,300	Ford Motor Co.*	995,647

	Auto Parts & Equipment — 0.6%

35,479	BorgWarner, Inc.*	2,567,260

	Banks — 0.9%

17,000	Northern Trust Corp.	941,970
83,000	Wells Fargo & Co.	2,572,170

		3,514,140

	Beverages — 1.8%

79,070	Coca-Cola Co. (The)	5,200,434
33,400	Green Mountain Coffee Roasters, Inc.*	1,097,524
17,600	PepsiCo, Inc.	1,149,808

		7,447,766

	Biotechnology — 2.4%

24,300	Alexion Pharmaceuticals, Inc.*	1,957,365
24,979	Amgen, Inc.*	1,371,347
51,207	Celgene Corp.*	3,028,382
52,300	Illumina, Inc.*	3,312,682

		9,669,776

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)

	Chemicals — 1.1%

21,100	Ecolab, Inc.	1,063,862
12,512	Potash Corp. of Saskatchewan, Inc.	1,937,233
15,600	Praxair, Inc.	1,489,332

		4,490,427

	Coal — 0.7%

19,700	Peabody Energy Corp.	1,260,406
13,600	Walter Energy, Inc.	1,738,624

		2,999,030

	Commercial Services — 2.0%

4,900	Mastercard, Inc. Class A	1,098,139
102,025	Visa, Inc. Class A	7,180,519

		8,278,658

	Computers — 10.0%

71,014	Apple, Inc.*	22,906,276
87,000	Cognizant Technology Solutions Corp. Class A*	6,376,230
210,793	EMC Corp.*	4,827,160
55,000	Hewlett-Packard Co.	2,315,500
60,698	NetApp, Inc.*	3,335,962
25,164	SanDisk Corp.*	1,254,677

		41,015,805

	Cosmetics & Personal Care — 1.6%

15,065	Colgate-Palmolive Co.	1,210,774
17,400	Estee Lauder Cos. (The), Inc. Class A	1,404,180
62,831	Procter & Gamble Co.(The)	4,041,918

		6,656,872

	Distribution & Wholesale — 0.5%

14,600	W.W. Grainger, Inc.	2,016,406

	Diversified Financial Services — 5.6%

189,800	Charles Schwab Corp. (The)	3,247,478
8,247	CME Group, Inc.	2,653,472
27,300	Franklin Resources, Inc.	3,036,033
21,300	Goldman Sachs Group, Inc.	3,581,808
31,550	IntercontinentalExchange, Inc.*	3,759,183
112,644	JPMorgan Chase & Co.	4,778,358
24,600	Lazard, Ltd. Class A	971,454
61,500	TD Ameritrade Holding Corp.	1,167,885

		23,195,671

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)

	Electrical Components & Equipment — 0.3%

24,827	Emerson Electric Co.	1,419,360

	Electronics — 0.6%

30,500	Agilent Technologies, Inc.*	1,263,615
23,900	Amphenol Corp. Class A	1,261,442

		2,525,057

	Engineering & Construction — 0.9%

55,800	Fluor Corp.	3,697,308

	Health Care - Products — 2.2%

26,362	Covidien Plc	1,203,689
6,500	Edwards Lifesciences Corp.*	525,460
10,100	Intuitive Surgical, Inc.*	2,603,275
21,100	Stryker Corp.	1,133,070
49,600	Varian Medical Systems, Inc.*	3,436,288

		8,901,782

	Health Care - Services — 0.8%

13,644	Laboratory Corp. of America Holdings*	1,199,581
62,139	UnitedHealth Group, Inc.	2,243,839

		3,443,420

	Insurance — 0.3%

23,300	Aflac, Inc.	1,314,819

	Internet — 11.3%

84,580	Amazon.Com, Inc.*	15,224,400
17,100	Baidu, Inc., Sponsored ADR*	1,650,663
44,244	Check Point Software Technologies*	2,046,727
24,639	Ctrip.com International, Ltd., ADR*	996,647
19,416	F5 Networks, Inc.*	2,527,187
14,770	Google, Inc. Class A*	8,772,937
13,500	MercadoLibre, Inc.*	899,775
44,428	NetFlix, Inc.*	7,806,000
16,911	priceline.com, Inc.*	6,756,790

		46,681,126

	Iron & Steel — 1.3%

48,596	Allegheny Technologies, Inc.	2,681,527
31,600	Cliffs Natural Resources, Inc.	2,465,116

		5,146,643

	Lodging — 0.6%

50,500	Las Vegas Sands Corp.*	2,320,475

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Lodging — continued

	Machinery - Construction & Mining — 0.5%

22,521	Caterpillar, Inc.	2,109,317

	Machinery - Diversified — 1.1%

22,417	Cummins, Inc.	2,466,094
26,600	Deere & Co.	2,209,130

		4,675,224

	Media — 0.3%

21,500	Scripps Networks Interactive, Inc. Class A	1,112,625

	Metal Fabricate & Hardware — 0.6%

16,780	Precision Castparts Corp.	2,335,944

	Mining — 1.4%

10,400	BHP Billiton, Ltd., Sponsored ADR	966,368
40,182	Freeport-McMoran Copper & Gold, Inc. Class B	4,825,456

		5,791,824

	Miscellaneous - Manufacturing — 3.8%

49,435	3M Co.	4,266,240
20,200	Cooper Industries Plc	1,177,458
97,327	Danaher Corp.	4,590,915
71,600	General Electric Co.	1,309,564
39,000	Honeywell International, Inc.	2,073,240
40,900	Illinois Tool Works, Inc.	2,184,060

		15,601,477

	Oil & Gas — 4.0%

21,000	Apache Corp.	2,503,830
65,890	Canadian Natural Resources, Ltd.	2,926,834
33,797	Denbury Resources, Inc.*	645,185
17,028	EOG Resources, Inc.	1,556,529
39,300	Occidental Petroleum Corp.	3,855,330
22,805	Range Resources Corp.	1,025,769
61,616	Southwestern Energy Co.*	2,306,287
45,400	Suncor Energy, Inc.	1,738,366

		16,558,130

	Oil & Gas Services — 6.1%

32,024	Cameron International Corp.*	1,624,578
72,200	FMC Technologies, Inc.*	6,419,302
84,500	Halliburton Co.	3,450,135
73,700	National Oilwell Varco, Inc.	4,956,325
104,645	Schlumberger, Ltd.	8,737,857

		25,188,197

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)

	Pharmaceuticals — 4.8%

95,739	Allergan, Inc.	6,574,397
90,053	Express Scripts, Inc.*	4,867,365
48,700	Gilead Sciences, Inc.*	1,764,888
27,796	Mead Johnson Nutrition Co.	1,730,301
77,200	Mylan, Inc.*	1,631,236
24,900	Shire Plc, ADR	1,802,262
29,600	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	1,543,048

		19,913,497

	Retail — 6.2%

2,600	Chipotle Mexican Grill, Inc. Class A*	552,916
29,400	Costco Wholesale Corp.	2,122,974
50,900	CVS Caremark Corp.	1,769,793
31,460	Darden Restaurants, Inc.	1,461,002
39,000	Dollar General Corp.*	1,196,130
30,175	Kohl’s Corp.*	1,639,710
29,448	McDonald’s Corp.	2,260,429
29,753	Nordstrom, Inc.	1,260,932
26,000	O’Reilly Automotive, Inc.*	1,570,920
94,200	Staples, Inc.	2,144,934
141,441	Starbucks Corp.	4,544,499
43,775	Target Corp.	2,632,191
28,500	Urban Outfitters, Inc.*	1,020,585
27,500	Yum! Brands, Inc.	1,348,875

		25,525,890

	Semiconductors — 2.4%

77,218	ASML Holding NV, ADR	2,960,538
39,000	Broadcom Corp. Class A	1,698,450
42,100	Cree, Inc.*	2,773,969
77,033	Texas Instruments, Inc.	2,503,573

		9,936,530

	Software — 8.6%

104,100	Activision Blizzard, Inc.	1,295,004
52,345	Adobe Systems, Inc.*	1,611,179
46,300	Autodesk, Inc.*	1,768,660
13,900	Cerner Corp.*	1,316,886
87,879	Citrix Systems, Inc.*	6,011,803
26,000	Intuit, Inc.*	1,281,800
54,100	Microsoft Corp.	1,510,472
277,394	Oracle Corp.	8,682,432
78,663	Salesforce.com, Inc.*	10,383,516
16,200	VMware, Inc. Class A*	1,440,342

		35,302,094

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)

	Telecommunications — 5.5%

7,720	Acme Packet, Inc.*	410,395
89,189	American Tower Corp. Class A*	4,605,720
64,702	Cisco Systems, Inc.*	1,308,922
86,412	Corning, Inc.	1,669,480
62,658	Juniper Networks, Inc.*	2,313,333
246,900	Qualcomm, Inc.	12,219,081

		22,526,931

	Transportation — 2.4%

40,100	CH Robinson Worldwide, Inc.	3,215,619
19,000	Expeditors International of Washington, Inc.	1,037,400
25,030	J.B. Hunt Transport Services, Inc.	1,021,474
51,250	Union Pacific Corp.	4,748,825

		10,023,318

	TOTAL COMMON STOCKS (COST $324,186,681)	406,034,009

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.3%

	Bank Deposits — 1.3%

5,617,439	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/11	5,617,439

	TOTAL SHORT-TERM INVESTMENTS (COST $5,617,439)	5,617,439

	TOTAL INVESTMENTS — 99.9% (Cost $329,804,120)	411,651,448

	Other Assets and Liabilities (net) — 0.1%	251,916

	NET ASSETS — 100.0%	$411,903,364

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	* Non-income producing security

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Growth Equity Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.6
Short-Term Investments	1.3
Other Assets and Liabilities (net)	0.1

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 99.0%

	Advertising — 0.3%

29,094	Omnicom Group, Inc.	1,332,505

	Aerospace & Defense — 4.1%

9,496	Boeing Co. (The)	619,709
21,276	General Dynamics Corp.	1,509,745
38,990	Lockheed Martin Corp.	2,725,791
93,085	Northrop Grumman Corp.	6,030,046
60,975	Raytheon Co.	2,825,582
33,764	United Technologies Corp.	2,657,902

		16,368,775

	Agriculture — 2.3%

42,932	Altria Group, Inc.	1,056,986
91,702	Philip Morris International, Inc.	5,367,318
80,383	Reynolds American, Inc.	2,622,093

		9,046,397

	Airlines — 0.1%

10,800	Delta Air Lines, Inc.*	136,080
14,100	US Airways Group, Inc.*	141,141

		277,221

	Apparel — 0.4%

29,698	Guess?, Inc.	1,405,309

	Auto Manufacturers — 0.6%

13,313	Navistar International Corp.*	770,956
31,077	Oshkosh Corp.*	1,095,153
12,780	PACCAR, Inc.	733,828

		2,599,937

	Auto Parts & Equipment — 0.9%

15,078	Autoliv, Inc.	1,190,258
14,830	Dana Holding Corp.*	255,224
7,013	Lear Corp.*	692,253
29,843	TRW Automotive Holdings Corp.*	1,572,726

		3,710,461

	Banks — 7.2%

74,806	Banco Santander SA, Sponsored ADR	796,684
507,068	Bank of America Corp.	6,764,287
51,510	Barclays Plc, Sponsored ADR	850,945
30,777	BNP Paribas, ADR	983,325
4,900	Capital One Financial Corp.	208,544

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Banks — continued

88,535	Fifth Third Bancorp	1,299,694
130,339	KeyCorp	1,153,500
12,888	Northern Trust Corp.	714,124
40,800	PNC Financial Services Group, Inc.	2,477,376
29,406	State Street Corp.	1,362,674
186,489	US Bancorp	5,029,608
233,652	Wells Fargo & Co.	7,240,876

		28,881,637

	Beverages — 1.7%

15,846	Anheuser-Busch InBev NV, Sponsored ADR	904,648
85,498	Coca-Cola Enterprises, Inc.	2,140,015
65,176	Dr Pepper Snapple Group, Inc.	2,291,588
10,771	Heineken NV, Sponsored ADR	264,751
17,879	PepsiCo, Inc.	1,168,035

		6,769,037

	Biotechnology — 0.7%

52,888	Amgen, Inc.*	2,903,551

	Chemicals — 0.4%

8,120	Air Products & Chemicals, Inc.	738,514
12,029	Albemarle Corp.	670,978

		1,409,492

	Coal — 0.6%

35,125	Peabody Energy Corp.	2,247,297

	Commercial Services — 1.4%

4,100	DeVry, Inc.	196,718
30,486	Equifax, Inc.	1,085,301
23,205	Manpower, Inc.	1,456,346
2,938	Mastercard, Inc. Class A	658,435
21,950	McKesson Corp.	1,544,841
5,271	Valassis Communications, Inc.*	170,517
35,433	Western Union Co. (The)	657,991

		5,770,149

	Computers — 2.4%

12,693	Accenture Plc	615,484
16,641	CGI Group, Inc. Class A*	287,224
44,791	EMC Corp.*	1,025,714
101,045	Hewlett-Packard Co.	4,253,994
13,579	International Business Machines Corp.	1,992,854
4,700	Lexmark International, Inc. Class A*	163,654
10,300	Research In Motion, Ltd.*	598,739

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Computers — continued

29,009	Seagate Technology PLC*	436,005
12,543	Western Digital Corp.*	425,208

		9,798,876

	Cosmetics & Personal Care — 0.0%

2,268	Procter & Gamble Co.(The)	145,900

	Diversified Financial Services — 7.0%

64,628	American Express Co.	2,773,834
12,200	CIT Group, Inc.*	574,620
162,993	Citigroup, Inc.*	770,957
80,950	Discover Financial Services	1,500,003
31,224	Goldman Sachs Group, Inc.	5,250,628
302,496	JPMorgan Chase & Co.	12,831,880
49,255	Morgan Stanley	1,340,229
29,896	Raymond James Financial, Inc.	977,599
151,301	SLM Corp.*	1,904,880

		27,924,630

	Electric — 2.5%

53,375	Ameren Corp.	1,504,641
45,652	American Electric Power Co., Inc.	1,642,559
30,406	Constellation Energy Group, Inc.	931,336
60,243	Edison International	2,325,380
45,936	NV Energy, Inc.	645,401
38,803	PG&E Corp.	1,856,335
37,276	Public Service Enterprise Group, Inc.	1,185,750

		10,091,402

	Electronics — 0.9%

14,661	Avnet, Inc.*	484,253
13,485	Thermo Fisher Scientific, Inc.*	746,530
57,594	Tyco Electronics, Ltd.	2,038,827
12,250	Vishay Intertechnology, Inc.*	179,830

		3,449,440

	Engineering & Construction — 0.2%

29,900	KBR, Inc.	911,053

	Entertainment — 0.1%

31,745	Cinemark Holdings, Inc.	547,284

	Environmental Control — 0.2%

21,216	Waste Management, Inc.	782,234

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Environmental Control — continued

	Food — 3.2%

12,672	Campbell Soup Co.	440,352
14,888	Corn Products International, Inc.	684,848
11,736	Kellogg Co.	599,475
29,095	Kraft Foods, Inc. Class A	916,783
56,385	Nestle SA, Sponsored ADR	3,316,566
132,477	Safeway, Inc.	2,979,408
124,266	Sara Lee Corp.	2,175,898
88,615	Tyson Foods, Inc. Class A	1,525,950

		12,639,280

	Forest Products & Paper — 0.4%

10,769	Domtar Corp.	817,582
15,375	Rayonier, Inc.	807,495

		1,625,077

	Gas — 0.6%

18,170	Petrobakken Energy Ltd. Class A	395,919
24,307	Sempra Energy	1,275,631
22,089	Southern Union Co.	531,682

		2,203,232

	Health Care - Products — 2.3%

76,187	Covidien Plc	3,478,698
31,704	Hologic, Inc.*	596,669
82,349	Johnson & Johnson	5,093,286

		9,168,653

	Health Care - Services — 2.8%

23,361	Aetna, Inc.	712,744
11,721	DaVita, Inc.*	814,492
63,042	Humana, Inc.*	3,450,919
900	Laboratory Corp. of America Holdings*	79,128
20,725	Lincare Holdings, Inc.	556,052
70,815	UnitedHealth Group, Inc.	2,557,130
51,890	WellPoint, Inc.*	2,950,465

		11,120,930

	Household Products & Wares — 0.2%

9,784	Kimberly-Clark Corp.	616,783
6,700	Tupperware Brands Corp.	319,389

		936,172

	Insurance — 7.7%

12,707	ACE, Ltd.	791,011
69,643	Allstate Corp. (The)	2,220,219

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued

17,895	American Financial Group, Inc.	577,830
13,400	Assurant, Inc.	516,168
44,806	Assured Guaranty, Ltd.	793,066
21,461	Axis Capital Holdings, Ltd.	770,021
32,678	Berkshire Hathaway, Inc. Class B*	2,617,835
60,117	Chubb Corp.	3,585,378
7,471	Everest Re Group, Ltd.	633,690
106,263	Genworth Financial, Inc. Class A*	1,396,296
18,562	Hartford Financial Services Group (The), Inc.	491,707
40,646	Lincoln National Corp.	1,130,365
23,113	Loews Corp.	899,327
48,901	Metlife, Inc.	2,173,160
2,100	Platinum Underwriters Holdings, Ltd.	94,437
8,703	Protective Life Corp.	231,848
63,231	Prudential Financial, Inc.	3,712,292
10,743	Reinsurance Group of America, Inc.	577,006
119,387	Travelers Cos. (The), Inc.	6,651,050
28,055	Validus Holdings, Ltd.	858,763

		30,721,469

	Internet — 0.3%

46,608	eBay, Inc.*	1,297,101

	Investment Companies — 0.0%

9,700	American Capital, Ltd.*	73,332

	Iron & Steel — 0.7%

6,400	Cliffs Natural Resources, Inc.	499,264
27,070	Reliance Steel & Aluminum Co.	1,383,277
14,668	United States Steel Corp.	856,905

		2,739,446

	Leisure Time — 0.2%

21,037	Carnival Corp.	970,016

	Machinery - Construction & Mining — 0.2%

10,225	Caterpillar, Inc.	957,674

	Media — 4.4%

14,312	Cablevision Systems Corp.	484,318
33,825	CBS Corp. Class B	644,366
61,771	Comcast Corp. Class A	1,357,109
80,485	DIRECTV Class A*	3,213,766
37,656	Gannett Co., Inc.	568,229
44,665	Liberty Global, Inc.*	1,580,248
14,634	Liberty Media Corp. — Starz Series A*	972,868
37,688	Time Warner Cable, Inc.	2,488,539

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Media — continued

100,030	Time Warner, Inc.	3,217,965
60,546	Viacom, Inc. Class B	2,398,227
22,449	Walt Disney Co. (The)	842,062

		17,767,697

	Metal Fabricate & Hardware — 0.0%

394	Timken Co. (The)	18,806

	Mining — 0.9%

17,994	BHP Billiton, Ltd., Sponsored ADR	1,672,003
15,245	Freeport-McMoran Copper & Gold, Inc. Class B	1,830,772

		3,502,775

	Miscellaneous - Manufacturing — 2.4%

4,200	Eaton Corp.	426,342
195,091	General Electric Co.	3,568,214
32,940	Honeywell International, Inc.	1,751,090
17,394	Illinois Tool Works, Inc.	928,840
7,455	Siemens AG, Sponsored ADR	926,284
46,196	Tyco International, Ltd.	1,914,362

		9,515,132

	Office & Business Equipment — 0.3%

113,989	Xerox Corp.	1,313,153

	Oil & Gas — 10.3%

22,896	Apache Corp.	2,729,890
11,795	BP PLC, Sponsored ADR	520,985
13,315	Canadian Natural Resources, Ltd.	591,452
70,782	Chevron Corp.	6,458,858
89,228	ConocoPhillips	6,076,427
37,836	Devon Energy Corp.	2,970,504
20,594	EOG Resources, Inc.	1,882,498
60,407	Exxon Mobil Corp.	4,416,960
31,914	Hess Corp.	2,442,698
2,500	Murphy Oil Corp.	186,375
12,966	Noble Energy, Inc.	1,116,113
64,646	Occidental Petroleum Corp.	6,341,773
49,596	Repsol YPF, SA, Sponsored ADR	1,385,712
3,329	SM Energy Co.	196,178
17,724	Transocean, Inc.*	1,231,995
82,451	Valero Energy Corp.	1,906,267
5,600	Whiting Petroleum Corp.*	656,264

		41,110,949

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)

	Oil & Gas Services — 0.2%

13,300	Complete Production Services, Inc.*	393,015
2,900	National Oilwell Varco, Inc.	195,025
2,100	SEACOR Holdings, Inc.	212,289

		800,329

	Packaging & Containers — 0.3%

16,671	Ball Corp.	1,134,462
6,100	Smurfit-Stone Container Corp.*	156,160

		1,290,622

	Pharmaceuticals — 6.6%

70,294	Abbott Laboratories	3,367,785
26,344	Allergan, Inc.	1,809,042
49,024	AmerisourceBergen Corp.	1,672,699
122,579	Bristol-Myers Squibb Co.	3,245,892
44,634	Cardinal Health, Inc.	1,709,929
56,827	Eli Lilly & Co.	1,991,218
14,549	Gilead Sciences, Inc.*	527,256
5,224	Herbalife, Ltd.	357,165
24,217	Medco Health Solutions, Inc.*	1,483,776
63,689	Merck & Co., Inc.	2,295,352
35,865	Omnicare, Inc.	910,612
396,424	Pfizer, Inc.	6,941,384

		26,312,110

	REITS — 1.4%

9,129	AvalonBay Communities, Inc. REIT	1,027,469
8,325	Boston Properties, Inc. REIT	716,783
2,504	Brandywine Realty Trust REIT	29,172
24,503	CBL & Associates Properties, Inc. REIT	428,803
8,688	CommonWealth REIT	221,631
15,507	Duke Realty Corp. REIT	193,217
12,531	Hospitality Properties Trust REIT	288,714
2,000	Lasalle Hotel Properties REIT	52,800
4,100	Public Storage REIT	415,822
10,221	Simon Property Group, Inc. REIT	1,016,887
5,113	Taubman Centers, Inc. REIT	258,104
11,737	Vornado Realty Trust REIT	978,044

		5,627,446

	Retail — 6.3%

22,761	Best Buy Co., Inc.	780,475
80,751	CVS Caremark Corp.	2,807,712
77,932	Gap , Inc.(The)	1,725,414
16,665	Home Depot, Inc.	584,275
10,355	Kohl’s Corp.*	562,691
12,709	Limited Brands, Inc.	390,548

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Retail — continued

37,995	Lowe’s Cos., Inc.	952,915
56,356	Macy’s, Inc.	1,425,807
38,048	McDonald’s Corp.	2,920,564
2,200	Nu Skin Enterprises, Inc. Class A	66,572
29,359	Staples, Inc.	668,504
31,976	Target Corp.	1,922,717
38,140	TJX Cos. (The), Inc.	1,693,035
136,666	Wal-Mart Stores, Inc.	7,370,397
17,021	Walgreen Co.	663,138
18,734	Williams-Sonoma, Inc.	668,616

		25,203,380

	Semiconductors — 0.7%

59,866	Intel Corp.	1,258,982
48,565	Texas Instruments, Inc.	1,578,362

		2,837,344

	Software — 2.7%

277,078	Microsoft Corp.	7,736,018
94,332	Oracle Corp.	2,952,591

		10,688,609

	Telecommunications — 9.1%

248,014	AT&T, Inc.	7,286,651
52,491	BCE, Inc.	1,861,331
55,398	Cisco Systems, Inc.*	1,120,702
218,055	Deutsche Telekom AG, Sponsored ADR	2,791,104
67,293	France Telecom SA, Sponsored ADR	1,418,536
41,337	Harris Corp.	1,872,566
170,431	Koninklijke KPN NV, Sponsored ADR	2,500,223
24,115	Portugal Telecom, SGPS, SA, Sponsored ADR	276,358
124,607	Rogers Communications, Inc. Class B	4,315,140
73,638	Tele Norte Leste Participacoes SA, ADR	1,082,479
45,042	Telecomunicacoes de Sao Paulo SA, ADR	1,102,178
45,707	Telefonaktiebolaget LM Ericsson Class B, Sponsored ADR	527,002
31,903	Telefonica SA, Sponsored ADR	2,182,803
26,808	Telefonos de Mexico SAB de CV, Sponsored ADR	432,681
125,654	Telstra Corp., Ltd., ADR	1,803,135
4,399	TELUS Corp.	191,620
121,416	Verizon Communications, Inc.	4,344,264
57,620	Vodafone Group Plc, Sponsored ADR	1,522,897

		36,631,670

	Textiles — 0.1%

10,292	Mohawk Industries, Inc.*	584,174

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Textiles — continued

	Transportation — 0.5%

19,563	Union Pacific Corp.	1,812,708

	Water — 0.2%

27,006	American Water Works Co., Inc.	682,982

	TOTAL COMMON STOCKS (COST $347,218,357)	396,524,855

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.3%

	Bank Deposit — 1.3%

5,308,214	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/11	5,308,214

	TOTAL SHORT-TERM INVESTMENTS (COST $5,308,214)	5,308,214

	TOTAL INVESTMENTS — 100.3% (Cost $352,526,571)	401,833,069

	Other Assets and Liabilities (net) — (0.3)%	(1,376,901)

	NET ASSETS — 100.0%	$400,456,168

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security

See accompanying Notes to the Schedule of Investments.

MGI US Large Cap Value Equity Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	99.0
Short-Term Investments	1.3
Other Assets and Liabilities (net)	(0.3)

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 97.0%

	Advertising — 1.2%

83,673	Lamar Advertising Co. Class A*	3,333,532

	Aerospace & Defense — 2.3%

38,547	Aerovironment, Inc.*	1,034,216
14,558	Alliant Techsystems, Inc.*	1,083,552
90,480	BE Aerospace, Inc.*	3,350,474
14,391	TransDigm Group, Inc.*	1,036,296

		6,504,538

	Apparel — 2.1%

36,330	Ascena Retail Group, Inc.*	959,839
33,914	Carter’s, Inc.*	1,000,802
61,675	CROCS, Inc.*	1,055,876
26,418	Phillips-Van Heusen Corp.	1,664,598
9,500	Under Armour, Inc. Class A*	520,980
16,926	Warnaco Group (The), Inc.*	932,115

		6,134,210

	Auto Manufacturers — 0.3%

16,105	Navistar International Corp.*	932,641

	Auto Parts & Equipment — 0.8%

52,815	Amerigon, Inc. Class A*	574,627
150,200	Goodyear Tire & Rubber Co. (The)*	1,779,870

		2,354,497

	Banks — 1.3%

34,863	Eagle Bancorp, Inc.*	503,073
24,245	East-West Bancorp, Inc.	473,990
41,285	First Republic Bank/San Francisco CA*	1,202,219
62,120	People’s United Financial, Inc.	870,301
233,497	Popular, Inc.*	733,181

		3,782,764

	Beverages — 0.5%

42,500	Green Mountain Coffee Roasters, Inc.*	1,396,550

	Biotechnology — 3.1%

33,812	Alexion Pharmaceuticals, Inc.*	2,723,557
50,538	Halozyme Therapeutics, Inc.*	400,261
38,956	Illumina, Inc.*	2,467,473
27,248	Incyte Corp.*	451,227

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Biotechnology — continued

30,550	Life Technologies Corp.*	1,695,525
20,097	United Therapeutics Corp.*	1,270,532

		9,008,575

	Chemicals — 1.2%

55,100	Celanese Corp.	2,268,467
50,855	Ferro Corp.*	744,517
10,200	Westlake Chemical Corp.	443,394

		3,456,378

	Coal — 2.8%

24,033	Alpha Natural Resources, Inc.*	1,442,701
51,570	Consol Energy, Inc.	2,513,522
47,700	Massey Energy Co.	2,559,105
13,117	Walter Energy, Inc.	1,676,877

		8,192,205

	Commercial Services — 7.4%

23,050	Alliance Data Systems Corp.*	1,637,241
34,097	Booz Allen Hamilton Holding Corp.*	662,505
40,178	Coinstar, Inc.*	2,267,646
19,077	Emergency Medical Services Corp. Class A*	1,232,565
41,945	ExamWorks Group, Inc.*	775,144
46,888	FleetCor Technologies, Inc.*	1,449,777
60,508	Genpact, Ltd.*	919,722
95,897	Healthcare Services Group	1,560,244
138,400	Hertz Global Holdings, Inc.*	2,005,416
94,995	Iron Mountain, Inc.	2,375,825
27,857	iSoftstone Holdings, Ltd., ADR*	506,162
12,751	Manpower, Inc.	800,253
2,600	New Oriental Education & Technology Group, Sponsored ADR*	273,598
76,435	Quanta Services, Inc.*	1,522,585
51,602	Ritchie Bros Auctioneers, Inc.	1,189,426
32,117	Robert Half International, Inc.	982,780
39,939	Verisk Analytics, Inc. Class A*	1,361,121

		21,522,010

	Computers — 1.7%

160,500	Brocade Communications Systems, Inc.*	849,045
37,904	MICROS Systems, Inc.*	1,662,469
41,166	RealD, Inc.*	1,067,023
28,150	Syntel, Inc.	1,345,289

		4,923,826

	Cosmetics & Personal Care — 0.3%

90,200	Skilled Healthcare Group, Inc. Class A*	809,996

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)

	Distribution & Wholesale — 1.4%

15,499	Fastenal Co.	928,545
33,976	LKQ Corp.*	771,935
13,208	Watsco, Inc.	833,160
28,150	WESCO International, Inc.*	1,486,320

		4,019,960

	Diversified Financial Services — 4.1%

20,334	Affiliated Managers Group, Inc.*	2,017,539
28,373	CBOE Holdings, Inc.	648,607
14,886	Eaton Vance Corp.	450,004
44,415	Evercore Partners, Inc. Class A	1,510,110
7,176	IntercontinentalExchange, Inc.*	855,020
53,718	Lazard, Ltd. Class A	2,121,324
112,664	SLM Corp.*	1,418,440
141,826	TradeStation Group, Inc.*	957,326
54,050	Waddell & Reed Financial, Inc. Class A	1,907,424

		11,885,794

	Electrical Components & Equipment — 1.3%

9,863	American Superconductor Corp.*	281,983
49,050	Ametek, Inc.	1,925,212
34,690	GrafTech International, Ltd.*	688,250
15,600	Hubbell, Inc.	938,028

		3,833,473

	Electronics — 4.9%

64,755	Amphenol Corp. Class A	3,417,769
14,629	Dolby Laboratories, Inc. Class A*	975,754
48,813	FLIR Systems, Inc.*	1,452,187
66,600	Gentex Corp.	1,968,696
24,887	National Instruments Corp.	936,747
40,329	Sensata Technologies Holding NV*	1,214,306
127,488	Sonic Solutions, Inc.*	1,912,320
29,324	Trimble Navigation, Ltd.*	1,170,907
27,602	Woodward Governor Co.	1,036,731

		14,085,417

	Engineering & Construction — 1.4%

47,702	KBR, Inc.	1,453,480
56,429	McDermott International, Inc.*	1,167,516
31,974	URS Corp.*	1,330,438

		3,951,434

	Entertainment — 0.4%

35,600	DreamWorks Animation SKG, Inc. Class A*	1,049,132

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Entertainment — continued

	Environmental Control — 0.9%

31,923	Nalco Holding Co.	1,019,621
4,800	Stericycle, Inc.*	388,416
48,425	Waste Connections, Inc.	1,333,140

		2,741,177

	Food — 0.7%

27,900	Ralcorp Holdings, Inc.*	1,813,779
66,680	Smart Balance, Inc.*	288,724

		2,102,503

	Forest Products & Paper — 0.2%

10,842	Schweitzer-Mauduit International, Inc.	682,179

	Hand & Machine Tools — 1.4%

63,648	Kennametal, Inc.	2,511,550
25,900	Snap-On, Inc.	1,465,422

		3,976,972

	Health Care - Products — 3.3%

75,331	Bruker Corp.*	1,250,494
38,188	CareFusion Corp.*	981,432
17,448	Cooper Cos. (The), Inc.	983,020
26,218	Henry Schein, Inc.*	1,609,523
51,800	Hill-Rom Holdings, Inc.	2,039,366
29,117	IDEXX Laboratories, Inc.*	2,015,479
40,373	Natus Medical, Inc.*	572,489

		9,451,803

	Health Care - Services — 3.2%

53,468	Brookdale Senior Living, Inc.*	1,144,750
51,000	Community Health Systems, Inc.*	1,905,870
54,900	Coventry Health Care, Inc.*	1,449,360
121,951	Health Management Associates, Inc. Class A*	1,163,412
31,269	HealthSouth Corp.*	647,581
9,575	Mettler-Toledo International, Inc.*	1,447,836
21,292	Pediatrix Medical Group, Inc.*	1,432,739

		9,191,548

	Home Furnishings — 0.5%

10,259	DTS, Inc.*	503,204
23,772	Tempur-Pedic International, Inc.*	952,306

		1,455,510

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)

	Household Products & Wares — 1.0%

30,750	Fossil, Inc.*	2,167,260
16,409	Scotts Miracle-Gro Co. (The) Class A	833,085

		3,000,345

	Housewares — 0.2%

33,058	Newell Rubbermaid, Inc.	600,994

	Internet — 2.7%

4,931	Blue Nile, Inc.*	281,363
46,050	Check Point Software Technologies*	2,130,273
34,400	Ctrip.com International, Ltd., ADR*	1,391,480
12,694	Equinix, Inc.*	1,031,514
55,559	GSI Commerce, Inc.*	1,288,969
53,100	VeriSign, Inc.	1,734,777

		7,858,376

	Leisure Time — 0.2%

15,193	WMS Industries, Inc.*	687,331

	Lodging — 0.8%

24,129	Choice Hotels International, Inc.	923,417
85,002	MGM Resorts International*	1,262,279

		2,185,696

	Machinery - Construction & Mining — 0.4%

12,456	Joy Global, Inc.	1,080,558

	Machinery - Diversified — 1.8%

65,342	IDEX Corp.	2,556,179
33,534	Roper Industries, Inc.	2,563,004

		5,119,183

	Metal Fabricate & Hardware — 0.2%

20,334	Sims Metal Management, Ltd., Sponsored ADR	444,095

	Mining — 1.0%

21,950	Compass Minerals International, Inc.	1,959,477
54,473	Titanium Metals Corp.*	935,846

		2,895,323

	Miscellaneous - Manufacturing — 1.6%

34,633	Actuant Corp. Class A	921,930
47,750	Crane Co.	1,961,092

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Miscellaneous - Manufacturing — continued

17,783	Polypore International, Inc.*	724,302
45,670	STR Holdings, Inc.*	913,400

		4,520,724

	Oil & Gas — 4.0%

91,550	Denbury Resources, Inc.*	1,747,690
48,950	Ensco Plc, Sponsored ADR	2,612,951
37,611	Forest Oil Corp.*	1,428,090
19,285	Helmerich & Payne, Inc.	934,937
32,484	Patterson-UTI Energy, Inc.	700,030
39,889	PetroHawk Energy Corp.*	727,974
123,873	Rex Energy Corp.*	1,690,866
15,136	Whiting Petroleum Corp.*	1,773,788

		11,616,326

	Oil & Gas Services — 2.0%

22,702	Complete Production Services, Inc.*	670,844
30,565	Core Laboratories NV	2,721,813
18,640	Dril-Quip, Inc.*	1,448,701
43,100	Exterran Holdings, Inc.*	1,032,245
3,791	Helix Energy Solutions Group, Inc.*	46,023

		5,919,626

	Packaging & Containers — 1.0%

86,650	Crown Holdings, Inc.*	2,892,377

	Pharmaceuticals — 2.0%

24,414	BioMarin Pharmaceutical, Inc.*	657,469
23,957	Catalyst Health Solutions, Inc.*	1,113,761
5,035	Cephalon, Inc.*	310,760
160,975	Elan Corp. Plc, Sponsored ADR*	922,387
32,437	Eurand NV*	383,730
6,166	Pharmasset, Inc.*	267,666
20,268	Salix Pharmaceuticals, Ltd.*	951,785
110,225	Santarus, Inc.*	360,436
54,900	Viropharma, Inc.*	950,868

		5,918,862

	Real Estate — 0.7%

93,336	CB Richard Ellis Group, Inc. Class A*	1,911,521

	REITS — 0.6%

69,500	Hospitality Properties Trust REIT	1,601,280
6,530	Lasalle Hotel Properties REIT	172,392

		1,773,672

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)

	Retail — 6.2%

13,882	Advance Auto Parts, Inc.	918,294
14,032	Buffalo Wild Wings, Inc.*	615,303
67,903	Dick’s Sporting Goods, Inc.*	2,546,362
77,135	GameStop Corp. Class A*	1,764,849
37,000	Hibbett Sports, Inc.*	1,365,300
16,513	J Crew Group, Inc.*	712,371
18,907	MSC Industrial Direct Co., Inc Class A	1,223,094
26,225	O’Reilly Automotive, Inc.*	1,584,515
150,811	OfficeMax, Inc.*	2,669,355
18,393	P.F. Chang’s China Bistro, Inc.	891,325
42,948	Petsmart, Inc.	1,710,189
27,264	Rue21, Inc.*	799,108
45,968	Texas Roadhouse, Inc. Class A*	789,271
3,303	Urban Outfitters, Inc.*	118,280
5,011	Vera Bradley, Inc.*	165,363

		17,872,979

	Semiconductors — 7.8%

120,894	Atmel Corp.*	1,489,414
29,511	Avago Technologies, Ltd.	840,178
27,169	Cavium Networks, Inc.*	1,023,728
66,920	Cypress Semiconductor Corp.*	1,243,374
67,889	Entropic Communications, Inc.*	820,099
37,421	Hittite Microwave Corp.*	2,284,178
36,350	International Rectifier Corp.*	1,079,231
22,261	Lam Research Corp.*	1,152,674
27,851	Linear Technology Corp.	963,366
257,300	LSI Corp.*	1,541,227
60,213	Microsemi Corp.*	1,378,878
21,837	Netlogic Microsystems, Inc.*	685,900
66,100	NXP Semiconductor NV*	1,383,473
4,983	OmniVision Technologies, Inc.*	147,547
217,400	ON Semiconductor Corp.*	2,147,912
58,092	Skyworks Solutions, Inc.*	1,663,174
33,643	Varian Semiconductor Equipment Associates, Inc.*	1,243,782
47,210	Xilinx, Inc.	1,368,146

		22,456,281

	Software — 6.7%

40,936	Allscripts Healthcare Solutions, Inc.*	788,837
28,558	ANSYS, Inc.*	1,487,015
28,675	BMC Software, Inc.*	1,351,740
21,339	Concur Technologies, Inc.*	1,108,134
97,708	Emdeon, Inc. Class A*	1,322,966
41,987	Global Payments, Inc.	1,940,219
17,064	Informatica Corp.*	751,328
65,597	Medassets, Inc.*	1,324,404

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Software — continued

67,644	MSCI, Inc. Class A*	2,635,410
118,650	Nuance Communications, Inc.*	2,157,057
9,975	Rosetta Stone, Inc.*	211,670
76,694	SuccessFactors, Inc.*	2,221,058
40,347	VeriFone Systems, Inc.*	1,555,780
14,467	Verint Systems, Inc.*	458,604

		19,314,222

	Telecommunications — 5.6%

37,700	ADTRAN, Inc.	1,365,117
29,260	Aruba Networks, Inc.*	610,949
50,916	Calix, Inc.*	860,480
41,086	DigitalGlobe, Inc.*	1,302,837
19,474	IPG Photonics Corp.*	615,768
41,265	Motricity, Inc.*	766,291
46,504	NICE Systems, Ltd., Sponsored ADR*	1,622,990
68,771	NII Holdings, Inc. Class B*	3,071,313
21,722	Polycom, Inc.*	846,724
90,252	SBA Communications Corp.*	3,694,917
83,311	tw telecom, Inc. Class A*	1,420,452

		16,177,838

	Transportation — 1.8%

24,236	Genesee & Wyoming, Inc. Class A*	1,283,296
17,038	J.B. Hunt Transport Services, Inc.	695,321
35,012	Knight Transportation, Inc.	665,228
49,450	Landstar System, Inc.	2,024,483
33,428	Roadrunner Transportation Systems, Inc.*	483,369

		5,151,697

	TOTAL COMMON STOCKS (COST $216,744,681)	280,176,650

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 3.5%

	Bank Deposits — 3.5%

10,087,798	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/11	10,087,798

	TOTAL SHORT-TERM INVESTMENTS (COST $10,087,798)	10,087,798

	TOTAL INVESTMENTS — 100.5% (Cost $226,832,479)	290,264,448

	Other Assets and Liabilities (net) — (0.5)%	(1,421,858)

	NET ASSETS — 100.0%	$288,842,590

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Notes to Schedule of Investments:

Industry classifications are unaudited

ADR — American Depository Receipt

REIT — Real Estate Investment Trust

* Non-income producing security

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Growth Equity Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	97.0
Short-Term Investments	3.5
Other Assets and Liabilities (net)	(0.5)

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 98.2%

	Aerospace & Defense — 0.8%

1,100	Alliant Techsystems, Inc.*	81,873
7,100	Esterline Technologies Corp.*	486,989
36,700	Orbital Sciences Corp.*	628,671
1,600	Teledyne Technologies, Inc.*	70,352
10,000	Triumph Group, Inc.	894,100

		2,161,985

	Agriculture — 0.1%

4,600	Andersons (The), Inc.	167,210
2,100	Universal Corp.	85,470

		252,680

	Airlines — 0.9%

16,900	Alaska Air Group, Inc.*	958,061
75,100	Hawaiian Holdings, Inc.*	588,784
10,200	Skywest, Inc.	159,324
79,000	US Airways Group, Inc.*	790,790

		2,496,959

	Apparel — 1.4%

37,160	Ascena Retail Group, Inc.*	981,767
41,775	Phillips-Van Heusen Corp.	2,632,243
14,960	True Religion Apparel, Inc.*	333,010

		3,947,020

	Auto Parts & Equipment — 1.2%

9,700	Dana Holding Corp.*	166,937
29,175	Lear Corp.*	2,879,864
6,100	TRW Automotive Holdings Corp.*	321,470

		3,368,271

	Banks — 6.9%

15,100	Associated Banc-Corp.	228,765
6,400	Bank of Hawaii Corp.	302,144
9,400	BOK Financial Corp.	501,960
1,500	Chemical Financial Corp.	33,225
7,000	City Holding Co.	253,610
21,354	Commerce Bancshares, Inc.	848,390
9,400	Cullen/Frost Bankers, Inc.	574,528
19,600	CVB Financial Corp.	169,932
111,000	Fifth Third Bancorp	1,629,480
2,500	First Citizens BancShares, Inc. Class A	472,625
10,500	First Commonwealth Financial Corp.	74,340
14,426	First Horizon National Corp.*	169,936
54,825	FirstMerit Corp.	1,084,987

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Banks — continued

102,200	Fulton Financial Corp.	1,056,748
79,700	Huntington Bancshares, Inc.	547,539
52,500	International Bancshares Corp.	1,051,575
290,450	KeyCorp	2,570,482
8,400	NBT Bancorp, Inc.	202,860
61,700	Northwest Bancshares, Inc.	725,592
1,900	Park National Corp.	138,073
120,419	People’s United Financial, Inc.	1,687,070
35,900	Prosperity Bancshares, Inc.	1,410,152
5,870	Republic Bancorp, Inc. Class A	139,413
2,400	S&T Bancorp, Inc.	54,216
10,300	TCF Financial Corp.	152,543
40,500	Texas Capital Bancshares, Inc.*	861,435
15,265	UMB Financial Corp.	632,276
22,300	Webster Financial Corp.	439,310
112,150	Western Alliance Bancorp*	825,424
14,000	Whitney Holding Corp.	198,100
28,700	Zions BanCorp	695,401

		19,732,131

	Beverages — 0.8%

1,677	Coca-Cola Bottling Co. Consolidated	93,208
93,350	Constellation Brands, Inc. Class A*	2,067,702

		2,160,910

	Building Materials — 0.9%

29,700	Apogee Enterprises, Inc.	400,059
52,800	Gibraltar Industries, Inc.*	716,496
21,400	Owens Corning, Inc.*	666,610
34,800	Quanex Building Products Corp.	660,156

		2,443,321

	Chemicals — 2.9%

17,300	Ashland, Inc.	879,878
7,000	Cytec Industries, Inc.	371,420
5,825	Eastman Chemical Co.	489,766
12,900	Ferro Corp.*	188,856
144,450	Huntsman Corp.	2,254,864
13,175	International Flavors & Fragrances, Inc.	732,398
17,150	Intrepid Potash, Inc.*	639,524
2,000	Minerals Technologies, Inc.	130,820
2,800	OM Group, Inc.*	107,828
84,000	PolyOne Corp.*	1,049,160
9,500	Spartech Corp.*	88,920

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Chemicals — continued

6,440	Stepan Co.	491,179
23,800	W.R. Grace & Co.*	836,094

		8,260,707

	Coal — 0.9%

64,300	Cloud Peak Energy, Inc.*	1,493,689
6,900	James River Coal Co.*	174,777
7,900	Walter Energy, Inc.	1,009,936

		2,678,402

	Commercial Services — 3.4%

15,060	Administaff, Inc.	441,258
5,850	Chemed Corp.	371,533
35,900	Convergys Corp.*	472,803
31,635	Equifax, Inc.	1,126,206
46,610	Geo Group (The), Inc.*	1,149,403
6,300	Heidrick & Struggles International, Inc.	180,495
165,300	Hertz Global Holdings, Inc.*	2,395,197
13,597	Ituran Location and Control, Ltd.	237,132
7,243	Jackson Hewitt Tax Service, Inc.*	15,790
14,000	Kelly Services, Inc. Class A*	263,200
3,100	PHH Corp.*	71,765
44,090	Rent-A-Center, Inc.	1,423,225
112,525	SFN Group, Inc.*	1,098,244
1,000	TeleTech Holdings, Inc.*	20,590
20,950	Total System Services, Inc.	322,211

		9,589,052

	Computers — 1.1%

237,216	Brocade Communications Systems, Inc.*	1,254,873
19,220	DST Systems, Inc.	852,407
22,500	Lexmark International, Inc. Class A*	783,450
8,000	Unisys Corp.*	207,120

		3,097,850

	Cosmetics & Personal Care — 0.7%

91,130	Elizabeth Arden, Inc.*	2,096,901

	Distribution & Wholesale — 1.3%

70,020	Ingram Micro, Inc. Class A*	1,336,682
6,700	Tech Data Corp.*	294,934
21,450	United Stationers, Inc.*	1,368,724
16,111	WESCO International, Inc.*	850,661

		3,851,001

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)

	Diversified Financial Services — 2.9%

18,100	Ameriprise Financial, Inc.	1,041,655
117,950	Discover Financial Services	2,185,613
27,650	Federated Investors, Inc. Class B	723,601
43,200	Invesco, Ltd.	1,039,392
54,240	Knight Capital Group, Inc. Class A*	747,970
27,700	Nelnet, Inc. Class A	656,213
9,420	Oppenheimer Holdings, Inc. Class A	246,898
54,400	Raymond James Financial, Inc.	1,778,880

		8,420,222

	Electric — 3.4%

10,500	Allegheny Energy, Inc.	254,520
19,730	Avista Corp.	444,320
132,075	CMS Energy Corp.	2,456,595
4,000	DPL, Inc.	102,840
19,080	Dynegy, Inc.*	107,230
7,700	El Paso Electric Co.*	211,981
25,798	GenOn Energy, Inc.*	98,290
19,100	Integrys Energy Group, Inc.	926,541
12,000	Northeast Utilities	382,560
7,100	NorthWestern Corp.	204,693
7,300	NSTAR	307,987
10,500	NV Energy, Inc.	147,525
112,000	Pepco Holdings, Inc.	2,044,000
13,700	Pinnacle West Capital Corp.	567,865
7,000	Portland General Electric Co.	151,900
35,600	TECO Energy, Inc.	633,680
1,800	UIL Holdings Corp.	53,928
21,490	Unisource Energy Corp.	770,201

		9,866,656

	Electrical Components & Equipment — 1.1%

30,150	Belden, Inc.	1,110,123
63,500	GrafTech International, Ltd.*	1,259,840
70,100	Power-One, Inc.*	715,020

		3,084,983

	Electronics — 2.3%

38,462	Arrow Electronics, Inc.*	1,317,323
38,494	Avnet, Inc.*	1,271,457
2,800	AVX Corp.	43,204
27,504	Coherent, Inc.*	1,241,531
10,020	Cubic Corp.	472,443
13,900	Methode Electronics, Inc.	180,283
3,300	Park Electrochemical Corp.	99,000
18,600	Thomas & Betts Corp.*	898,380

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Electronics — continued

58,600	Vishay Intertechnology, Inc.*	860,248
3,800	Watts Water Technologies, Inc.	139,042

		6,522,911

	Energy-Alternate Sources — 0.0%

4,600	Covanta Holding Corp.	79,074

	Engineering & Construction — 0.6%

14,600	Dycom Industries, Inc.*	215,350
2,200	Emcor Group, Inc.*	63,756
14,200	KBR, Inc.	432,674
20,000	McDermott International, Inc.*	413,800
28,180	Tutor Perini Corp.	603,334

		1,728,914

	Entertainment — 1.1%

8,100	Cinemark Holdings, Inc.	139,644
24,115	International Speedway Corp. Class A	631,089
35,620	Madison Square Garden, Inc.*	918,284
35,400	Penn National Gaming, Inc.*	1,244,310
8,200	Pinnacle Entertainment, Inc.*	114,964

		3,048,291

	Environmental Control — 0.0%

2,250	Waste Connections, Inc.	61,943

	Food — 3.5%

12,000	B&G Foods, Inc. Class A	164,760
5,800	Chiquita Brands International, Inc.*	81,316
15,100	Corn Products International, Inc.	694,600
13,400	Del Monte Foods Co.	251,920
33,700	Dole Food Co., Inc.*	455,287
41,800	Fresh Del Monte Produce, Inc.	1,042,910
27,200	Hain Celestial Group (The), Inc.*	736,032
24,950	Hormel Foods Corp.	1,278,937
12,624	Industries Bachoco, S.A.B., Sponsored ADR	305,375
9,800	J&J Snack Foods Corp.	472,752
18,500	Nash Finch Co.	786,435
45,600	Ruddick Corp.	1,679,904
19,200	SUPERVALU, Inc.	184,896
17,050	TreeHouse Foods, Inc.*	871,084
16,913	Village Super Market, Inc. Class A	558,129
51,780	Winn-Dixie Stores, Inc.*	371,263

		9,935,600

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)

	Forest Products & Paper — 2.0%

158,499	Boise, Inc.	1,256,897
12,700	Clearwater Paper Corp.*	994,410
11,000	Domtar Corp.	835,120
43,550	Glatfelter	534,359
28,600	KapStone Paper and Packaging Corp.*	437,580
1,500	Potlatch Corp.	48,825
4,100	Rayonier, Inc.	215,332
40,916	Temple-Inland, Inc.	869,056
50,976	Wausau Paper Corp.	438,903

		5,630,482

	Gas — 1.4%

6,000	AGL Resources, Inc.	215,100
6,700	Atmos Energy Corp.	209,040
19,320	Energen Corp.	932,383
7,700	Laclede Group (The), Inc.	281,358
3,200	Nicor, Inc.	159,744
101,000	NiSource, Inc.	1,779,620
4,400	Southwest Gas Corp.	161,348
9,700	UGI Corp.	306,326

		4,044,919

	Health Care - Products — 1.5%

9,700	Greatbatch, Inc.*	234,255
6,340	Haemonetics Corp.*	400,561
17,670	ICU Medical, Inc.*	644,955
23,750	Immucor, Inc.*	470,963
16,400	Invacare Corp.	494,624
10,400	Kinetic Concepts, Inc.*	435,552
43,490	STERIS Corp.	1,585,645

		4,266,555

	Health Care - Services — 2.9%

2,100	Amsurg Corp.*	43,995
3,100	Community Health Systems, Inc.*	115,847
6,000	Coventry Health Care, Inc.*	158,400
18,210	Ensign Group (The), Inc.	452,883
25,200	Gentiva Health Services, Inc.*	670,320
247,700	Health Management Associates, Inc. Class A*	2,363,058
99,350	Health Net, Inc.*	2,711,261
9,400	Healthways, Inc.*	104,904
6,600	Kindred Healthcare, Inc.*	121,242
9,240	LHC Group, Inc.*	277,200
5,000	LifePoint Hospitals, Inc.*	183,750
8,300	Magellan Health Services, Inc.*	392,424
4,500	Molina Healthcare, Inc.*	125,325
4,410	National Healthcare Corp.	204,051

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Health Care - Services — continued

10,500	Sun Healthcare Group, Inc.*	132,930
4,500	WellCare Health Plans, Inc.*	135,990

		8,193,580

	Home Builders — 0.2%

35,500	D.R. Horton, Inc.	423,515
11,800	Ryland Group, Inc.	200,954

		624,469

	Home Furnishings — 0.0%

13,500	La-Z-Boy, Inc.*	121,770

	Household Products & Wares — 0.3%

28,400	American Greetings Corp. Class A	629,344
29,800	Central Garden and Pet Co. Class A*	294,424
2,500	Helen of Troy, Ltd.*	74,350

		998,118

	Housewares — 0.3%

40,000	Newell Rubbermaid, Inc.	727,200

	Insurance — 8.5%

2,209	Alleghany Corp.*	676,771
24,050	Allied World Assurance Co. Holdings, Ltd.	1,429,532
30,440	Alterra Capital Holdings, Ltd.	658,722
19,200	American Financial Group, Inc.	619,968
4,900	Arch Capital Group, Ltd.*	431,445
5,900	Argo Group International Holdings, Ltd.	220,955
25,300	Aspen Insurance Holdings, Ltd.	724,086
11,300	Assurant, Inc.	435,276
12,900	Axis Capital Holdings, Ltd.	462,852
19,550	Cincinnati Financial Corp.	619,540
9,180	eHealth, Inc.*	130,264
22,000	Endurance Specialty Holdings, Ltd.	1,013,540
10,575	Everest Re Group, Ltd.	896,972
5,000	Fidelity National Financial, Inc. Class A	68,400
12,690	Hanover Insurance Group (The), Inc.	592,877
38,300	Horace Mann Educators Corp.	690,932
5,600	Infinity Property & Casualty Corp.	346,080
51,000	Lincoln National Corp.	1,418,310
37,800	Montpelier Re Holdings, Ltd.	753,732
8,055	Navigators Group, Inc.*	405,569
8,195	OneBeacon Insurance Group, Ltd. Class A	124,236
12,620	PartnerRe, Ltd.	1,014,017
14,200	Platinum Underwriters Holdings, Ltd.	638,574
42,900	Protective Life Corp.	1,142,856

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Insurance — continued

37,490	Reinsurance Group of America, Inc.	2,013,588
3,400	RenaissanceRe Holdings, Ltd.	216,546
23,274	StanCorp Financial Group, Inc.	1,050,588
9,300	Transatlantic Holdings, Inc.	480,066
19,000	Unitrin, Inc.	466,260
45,300	Universal American Corp.	926,385
24,345	Validus Holdings, Ltd.	745,200
1,795	White Mountains Insurance Group, Ltd.	602,402
12,400	Willis Group Holdings Plc	429,412
22,040	WR Berkley Corp.	603,455
54,900	XL Group Plc	1,197,918

		24,247,326

	Internet — 0.9%

11,800	AOL, Inc.*	279,778
5,100	Earthlink, Inc.	43,860
16,400	IAC/InterActiveCorp*	470,680
16,520	j2 Global Communications, Inc.*	478,254
81,400	ValueClick, Inc.*	1,304,842

		2,577,414

	Investment Companies — 0.5%

99,800	American Capital, Ltd.*	754,488
11,000	Apollo Investment Corp.	121,770
52,900	BlackRock Kelso Capital Corp.	585,074

		1,461,332

	Iron & Steel — 0.3%

17,352	Reliance Steel & Aluminum Co.	886,687

	Lodging — 0.9%

90,650	Wyndham Worldwide Corp.	2,715,874

	Machinery - Construction & Mining — 0.0%

1,600	Astec Industries, Inc.*	51,856

	Machinery - Diversified — 1.4%

37,225	AGCO Corp.*	1,885,819
21,600	Briggs & Stratton Corp.	425,304
12,022	Gardner Denver, Inc.	827,354
5,050	Middleby Corp.*	426,321
2,800	NACCO Industries, Inc. Class A	303,436

		3,868,234

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)

	Media — 0.6%

24,000	Dex One Corp.*	179,040
20,490	Dolan Co. (The)*	285,221
14,400	Gannett Co., Inc.	217,296
2,600	Liberty Media Corp. - Capital Series A*	162,656
3,300	Liberty Media Corp. - Starz Series A*	219,384
25,000	Scholastic Corp.	738,500

		1,802,097

	Metal Fabricate & Hardware — 1.5%

28,300	CIRCOR International, Inc.	1,196,524
5,900	Haynes International, Inc.	246,797
5,500	Ladish Co., Inc.*	267,355
14,200	Mueller Industries, Inc.	464,340
45,350	Timken Co. (The)	2,164,555

		4,339,571

	Mining — 2.0%

109,200	Aurizon Mines, Ltd.*	799,344
6,600	Coeur d’Alene Mines Corp.*	180,312
61,300	Globe Specialty Metals, Inc.	1,047,617
117,650	Noranda Aluminum Holding Corp.*	1,717,690
349,516	Northgate Minerals Corp.*	1,118,451
13,550	Royal Gold, Inc.	740,237
34,700	USEC, Inc.*	208,894

		5,812,545

	Miscellaneous - Manufacturing — 3.2%

33,660	Aptargroup, Inc.	1,601,206
32,745	Brink’s Co. (The)	880,186
35,400	Ceradyne, Inc.*	1,116,162
5,800	EnPro Industries, Inc.*	241,048
145,564	Griffon Corp.*	1,854,485
31,900	Harsco Corp.	903,408
59,100	Pentair, Inc.	2,157,741
3,300	Teleflex, Inc.	177,573
5,800	Trinity Industries, Inc.	154,338

		9,086,147

	Oil & Gas — 2.6%

54,614	Denbury Resources, Inc.*	1,042,581
27,635	Newfield Exploration Co.*	1,992,760
9,500	Penn Virginia Corp.	159,790
66,200	Petroquest Energy, Inc.*	498,486
7,820	QEP Resources, Inc.	283,944
15,664	SM Energy Co.	923,080
10,800	Stone Energy Corp.*	240,732

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Oil & Gas — continued

41,100	Tesoro Corp.*	761,994
30,300	W&T Offshore, Inc.	541,461
8,250	Whiting Petroleum Corp.*	966,817

		7,411,645

	Oil & Gas Services — 2.7%

38,080	Acergy SA, Sponsored ADR	926,867
36,700	Cal Dive International, Inc.*	208,089
20,700	Complete Production Services, Inc.*	611,685
31,475	Oil States International, Inc.*	2,017,233
7,900	SEACOR Holdings, Inc.	798,611
65,250	Superior Energy Services*	2,283,097
79,070	Tetra Technologies, Inc.*	938,561

		7,784,143

	Packaging & Containers — 0.7%

22,325	Ball Corp.	1,519,216
16,314	Packaging Corp. of America	421,554
2,900	Sealed Air Corp.	73,805

		2,014,575

	Pharmaceuticals — 1.7%

50,675	AmerisourceBergen Corp.	1,729,031
12,900	Endo Pharmaceuticals Holdings, Inc.*	460,659
13,300	Impax Laboratories, Inc.*	267,463
4,400	King Pharmaceuticals, Inc.*	61,820
17,500	Omnicare, Inc.	444,325
16,600	PharMerica Corp.*	190,070
41,600	Valeant Pharmaceuticals International, Inc.	1,176,864
24,500	Viropharma, Inc.*	424,340

		4,754,572

	Pipelines — 0.5%

76,500	Questar Corp.	1,331,865

	Real Estate — 0.5%

57,100	Forestar Group, Inc.*	1,102,030
36,370	Hilltop Holdings, Inc.*	360,790

		1,462,820

	REITS — 6.6%

2,000	Acadia Realty Trust REIT	36,480
4,200	Alexandria Real Estate Equities, Inc. REIT	307,692
11,300	AMB Property Corp. REIT	358,323
5,068	American Campus Communities, Inc. REIT	160,960
8,200	Anworth Mortgage Asset Corp. REIT	57,400

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	REITS — continued

7,756	Apartment Investment & Management Co. REIT Class A	200,415
101,500	BioMed Realty Trust, Inc. REIT	1,892,975
8,300	Brandywine Realty Trust REIT	96,695
4,300	Bre Properties, Inc. REIT	187,050
5,100	Camden Property Trust REIT	275,298
72,600	Campus Crest Communities, Inc. REIT	1,017,852
4,600	Capstead Mortgage Corp. REIT	57,914
105,191	CBL & Associates Properties, Inc. REIT	1,840,842
66,100	Chimera Investment Corp. REIT	271,671
6,000	Colonial Properties Trust REIT	108,300
4,775	CommonWealth REIT	121,810
3,800	Corporate Office Properties Trust REIT	132,810
5,038	Cousins Properties, Inc. REIT	42,017
15,900	DCT Industrial Trust, Inc. REIT	84,429
14,800	Developers Diversified Realty Corp. REIT	208,532
11,153	DiamondRock Hospitality Co. REIT*	133,836
9,500	Douglas Emmett, Inc. REIT	157,700
18,600	Duke Realty Corp. REIT	231,756
36,150	DuPont Fabros Technology, Inc. REIT	768,911
1,000	EastGroup Properties, Inc. REIT	42,320
3,500	Entertainment Properties Trust REIT	161,875
2,700	Equity One, Inc. REIT	49,086
1,900	Essex Property Trust, Inc. REIT	217,018
6,600	Extra Space Storage, Inc. REIT	114,840
3,300	Federal Realty Investment Trust REIT	257,169
2,800	First Potomac Realty Trust REIT	47,096
5,300	Franklin Street Properties Corp. REIT	75,525
4,700	Glimcher Realty Trust REIT	39,480
2,200	Government Properties Income Trust REIT	58,938
3,600	Hatteras Financial Corp. REIT	108,972
10,400	Health Care, Inc. REIT	495,456
4,500	Healthcare Realty Trust, Inc. REIT	95,265
7,400	Hersha Hospitality Trust REIT Class A	48,840
4,900	Highwoods Properties, Inc. REIT	156,065
45,300	Home Properties, Inc. REIT	2,513,697
9,700	Hospitality Properties Trust REIT	223,488
5,300	Inland Real Estate Corp. REIT	46,640
3,200	Invesco Mortgage Capital, Inc. REIT	69,888
4,500	Investors Real Estate Trust REIT	40,365
6,400	iStar Financial, Inc. REIT*	50,048
4,000	Kilroy Realty Corp. REIT	145,880
5,100	Lasalle Hotel Properties REIT	134,640
7,073	Lexington Realty Trust REIT	56,230
8,300	Liberty Property Trust REIT	264,936
1,300	LTC Properties, Inc. REIT	36,504
9,829	Macerich Co. (The) REIT	465,600
5,300	Mack-Cali Realty Corp. REIT	175,218
8,100	Medical Properties Trust, Inc. REIT	87,723

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	REITS — continued

18,800	MFA Financial, Inc. REIT	153,408
1,000	Mid-America Apartment Communities, Inc. REIT	63,490
1,600	National Health Investors, Inc. REIT	72,032
6,300	National Retail Properties, Inc. REIT	166,950
9,200	Nationwide Health Properties, Inc. REIT	334,696
5,400	Omega Healthcare Investors, Inc. REIT	121,176
3,400	Pennsylvania Real Estate Investment Trust REIT	49,402
3,500	Piedmont Office Realty Trust, Inc. REIT	70,490
3,600	Post Properties, Inc. REIT	130,680
1,100	PS Business Parks, Inc. REIT	61,292
7,900	Realty Income Corp. REIT	270,180
6,000	Redwood Trust, Inc. REIT	89,580
6,100	Regency Centers Corp. REIT	257,664
10,700	Sabra Healthcare, Inc. REIT	196,880
9,100	Senior Housing Properties Trust REIT	199,654
5,600	SL Green Realty Corp. REIT	378,056
2,100	Sovran Self Storage, Inc. REIT	77,301
3,200	Starwood Property Trust, Inc. REIT	68,736
1,300	Sun Communities, Inc. REIT	43,303
6,600	Sunstone Hotel Investors, Inc. REIT*	68,178
1,300	Tanger Factory Outlet Centers REIT	66,547
4,000	Taubman Centers, Inc. REIT	201,920
6,600	U-Store-It Trust REIT	62,898
13,284	UDR, Inc. REIT	312,440
3,500	Washington Real Estate Investment Trust REIT	108,465
8,600	Weingarten Realty Investors REIT	204,336

		18,860,224

	Retail — 7.1%

4,000	American Eagle Outfitters, Inc.	58,520
2,000	Barnes & Noble, Inc.	28,300
32,280	Big Lots, Inc.*	983,249
12,880	BJ’s Wholesale Club, Inc.*	616,952
74,320	Bob Evans Farms, Inc.	2,449,587
35,100	Brinker International, Inc.	732,888
16,300	Brown Shoe Co., Inc.	227,059
2,000	Childrens Place Retail Stores (The), Inc.*	99,280
21,080	Copart, Inc.*	787,338
9,170	Cracker Barrel Old Country Store, Inc.	502,241
1,700	Dillard’s, Inc. Class A	64,498
57,200	Finish Line (The) Class A	983,268
44,960	Fred’s, Inc. Class A	618,650
27,700	GameStop Corp. Class A*	633,776
18,600	Insight Enterprises, Inc.*	244,776
49,500	Macy’s, Inc.	1,252,350
35,800	Nu Skin Enterprises, Inc. Class A	1,083,308
36,020	OfficeMax, Inc.*	637,554

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Retail — continued

13,260	Papa John’s International, Inc.*	367,302
38,870	Pep Boys — Manny, Moe & Jack (The)	522,024
48,180	Petsmart, Inc.	1,918,527
67,000	Quiksilver, Inc.*	339,690
30,400	RadioShack Corp.	562,096
44,520	Regis Corp.	739,032
62,600	Signet Jewelers, Ltd.*	2,716,840
18,700	Wet Seal (The), Inc. Class A*	69,190
27,575	Williams-Sonoma, Inc.	984,152

		20,222,447

	Savings & Loans — 1.2%

17,700	Astoria Financial Corp.	246,207
194,970	First Niagara Financial Group, Inc.	2,725,681
38,500	Provident Financial Services, Inc.	582,505

		3,554,393

	Semiconductors — 2.1%

211,200	Atmel Corp.*	2,601,984
110,300	Entropic Communications, Inc.*	1,332,424
7,500	Fairchild Semiconductor International, Inc.*	117,075
15,900	MKS Instruments, Inc.*	389,391
108,600	Teradyne, Inc.*	1,524,744

		5,965,618

	Software — 1.4%

11,300	Broadridge Financial Solutions, Inc.	247,809
34,300	CSG Systems International, Inc.*	649,642
13,480	Mantech International Corp.*	557,128
40,500	Progress Software Corp.*	1,713,960
20,900	VeriFone Systems, Inc.*	805,904

		3,974,443

	Telecommunications — 0.9%

25,000	Arris Group, Inc.*	280,500
4,640	Atlantic Tele-Network, Inc.	177,898
700	Black Box Corp.	26,803
48,300	Finisar Corp.*	1,434,027
16,790	NTELOS Holdings Corp.	319,849
9,200	Telephone & Data Systems, Inc.	336,260
13,500	Tellabs, Inc.	91,530

		2,666,867

	Textiles — 0.8%

16,350	G&K Services, Inc. Class A	505,378
800	Mohawk Industries, Inc.*	45,408

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Textiles — continued

30,035	UniFirst Corp.	1,653,427

		2,204,213

	Toys, Games & Hobbies — 0.2%

25,000	Jakks Pacific, Inc.*	455,500

	Transportation — 1.5%

54,825	Atlas Air Worldwide Holdings, Inc.*	3,060,880
3,400	Kansas City Southern*	162,724
11,900	Ryder System, Inc.	626,416
15,100	Ship Finance International, Ltd.	324,952

		4,174,972

	Trucking & Leasing — 0.1%

29,800	Aircastle, Ltd.	311,410
820	Amerco, Inc.*	78,753

		390,163

	Water — 1.0%

100,800	American Water Works Co., Inc.	2,549,232
8,579	SJW Corp.	227,086

		2,776,318

	TOTAL COMMON STOCKS (COST $229,591,726)	280,346,738

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 1.6%

	Bank Deposits — 1.6%

4,625,268	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/11	4,625,268

	TOTAL SHORT-TERM INVESTMENTS (COST $4,625,268)	4,625,268

	TOTAL INVESTMENTS — 99.8% (Cost $234,216,994)	284,972,006

	Other Assets and Liabilities (net) — 0.2%	684,142

	NET ASSETS — 100.0%	$285,656,148

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	REIT — Real Estate Investment Trust

	* Non-income producing security

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

A summary of outstanding financial instruments at December 31, 2010 is as follows:

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
4	Russell 2000 Mini Index	March 2011	$312,920	$(2,046)

See accompanying Notes to the Schedule of Investments.

MGI US Small/Mid Cap Value Equity Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Common Stocks	98.2
Short-Term Investments	1.6
Futures	0.0
Other Assets and Liabilities (net)	0.2

100.0%

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	COMMON STOCKS — 95.8%

	Australia — 2.9%

198,697	Alumina, Ltd.	505,112
294,129	BGP Holdings Plc****	—
259,553	BHP Billiton, Ltd.	12,038,982
75,240	Boral, Ltd.	372,513
317,896	Brambles, Ltd.	2,320,119
78,807	Caltex Australia, Ltd.	1,160,825
173,200	Challenger, Ltd.	834,432
134,958	CSL, Ltd.	5,020,312
19,408	Fleetwood Corp., Ltd.	258,425
2,090	Flight Centre, Ltd.	53,087
556,829	Fortescue Metals Group, Ltd.*	3,732,886
55,604	Hills Holdings, Ltd.	106,299
195,300	Incitec Pivot, Ltd.	792,761
2,795	Monadelphous Group, Ltd.	52,430
476,236	Mount Gibson Iron, Ltd.*	1,034,911
158,404	Myer Holdings, Ltd.	576,421
153,971	National Australia Bank, Ltd.	3,740,524
230,583	OneSteel, Ltd.	612,170
1,482,240	OZ Minerals, Ltd.	2,613,317
3,891	Reject Shop, Ltd. (The)	55,081
583,787	Telstra Corp., Ltd.	1,669,567
25,821	West Australian Newspapers Holdings, Ltd.	170,188
254,932	Westpac Banking Corp.	5,803,875

	Total Australia	43,524,237

	Austria — 0.9%

13,354	Andritz AG	1,232,378
2,431	Austriamicrosystems AG*	116,712
2,865	Flughafen Wien AG	196,905
1,071	Kapsch TrafficCom AG	103,450
1,646	Mayr Melnhof Karton AG	192,245
11,117	Oesterreichische Post AG	368,749
103,606	OMV AG	4,322,673
3,685	Palfinger AG*	142,104
1,878	Schoeller-Bleckmann Oilfield Equipment AG	162,503
4,836	Semperit AG Holding	256,850
11,577	Strabag SE	318,388
104,042	Vienna Insurance Group	5,428,872
13,898	Zumtobel AG	389,585

	Total Austria	13,231,414

	Belgium — 1.4%

1,073	Ackermans & van Haaren NV	89,939
124,200	Anheuser-Busch InBev NV	7,131,362
3,275	Barco NV*	212,122

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Belgium — continued

23,085	Bekaert SA	2,660,297
3,771	Cie d’Entreprises CFE	271,718
7,168	Cie Nationale a Portefeuille	351,954
10,150	D’ieteren SA	642,710
35,026	Delhaize Group	2,597,091
3,031	EVS Broadcast Equipment SA	194,773
14,803	Groupe Bruxelles Lambert SA	1,249,726
39,800	KBC Groep NV*	1,361,540
10,724	Melexis NV	193,646
54,130	Nyrstar	814,050
22,581	Solvay SA	2,415,911
11,853	Tessenderlo Chemie NV	432,359

	Total Belgium	20,619,198

	Bermuda — 1.0%

47,756	BW Offshore, Ltd.*	133,922
217,957	Catlin Group, Ltd.	1,262,605
127,500	Dickson Concepts International, Ltd.	103,330
728,533	Esprit Holdings, Ltd.	3,458,204
9,901	Frontline, Ltd.	256,361
349,340	Hiscox, Ltd.	2,086,046
66,405	Lancashire Holdings, Ltd.	574,938
1,122,000	Li & Fung, Ltd.	6,559,969

	Total Bermuda	14,435,375

	Brazil — 2.3%

224,503	Banco do Brasil SA	4,249,328
577,200	BR Malls Participacoes SA	5,945,855
1,100	Cia de Bebidas das Americas, ADR	34,133
27,010	Cia de Concessoes Rodoviarias	763,114
83,500	Cia Siderurgica Nacional SA, Sponsored ADR	1,391,945
277,500	Cielo SA	2,248,419
65,540	Companhia Energetica de Minas Gerais, Sponsored ADR	1,087,309
219,967	Itau Unibanco Holding SA, ADR	5,281,408
44,000	Natura Cosmeticos SA	1,264,072
127,811	Petroleo Brasileiro SA, Sponsored ADR	4,367,302
154,918	Redecard SA	1,964,472
13,856	Souza Cruz SA	754,484
52,800	Vale SA, ADR	1,595,616
90,400	Vale SA, Sponsored ADR	3,125,128

	Total Brazil	34,072,585

	Canada — 1.5%

20,900	Agrium, Inc.	1,924,571
188,219	Cameco Corp.	7,633,699
15,300	First Quantum Minerals, Ltd.	1,662,960

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Canada — continued

175,600	Lundin Mining Corp.*	1,283,003
13,654	Magna International, Inc. Class A	713,308
17,385	National Bank of Canada	1,198,833
111,200	New Gold, Inc.*	1,083,295
96,755	Nexen, Inc.	2,220,112
62,372	Penn West Energy Trust	1,496,451
57,211	Suncor Energy, Inc.	2,204,033
11,100	Toronto-Dominion Bank	829,442

	Total Canada	22,249,707

	Cayman Islands — 0.5%

8,000	China High Speed Transmission Equipment Group Co., Ltd.	12,350
670,000	Hutchison Telecommunications Hong Kong Holdings, Ltd.	204,267
25,800	Netease.com, Inc., ADR*	932,670
36,790	Subsea 7, Inc.*	961,445
237,800	Tencent Holdings, Ltd.	5,230,979

	Total Cayman Islands	7,341,711

	Chile — 0.1%

8,600	Banco Santander Chile, ADR	803,842
7,300	Cia Cervecerias Unidas SA, ADR	440,555

	Total Chile	1,244,397

	China — 0.6%

652,000	Bank of China, Ltd.	344,719
7,581,190	China Construction Bank Class H	6,826,694
784,000	China Petroleum & Chemical Corp. Class H	750,350
258,000	Dongfeng Motor Group Co., Ltd.	445,397
87,900	Weichai Power Co., Ltd.	543,322

	Total China	8,910,482

	Cyprus — 0.1%

152,912	Bank of Cyprus Public Co., Ltd.	529,259
39,294	ProSafe SE	313,676
170,881	Songa Offshore SE*	923,125

	Total Cyprus	1,766,060

	Czech Republic — 0.1%

3,500	Komercni Banka AS	829,980

	Denmark — 0.8%

8,611	Coloplast AS	1,175,034
51,825	Danske Bank AS*	1,334,145
12,399	Jyske Bank AS*	578,115
64,940	Novo Nordisk AS	7,353,440

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Denmark — continued

22,841	Sydbank AS*	622,131
2,130	Tryg AS	98,738
7,491	William Demant Holding AS*	555,603

	Total Denmark	11,717,206

	Egypt — 0.5%

124,360	Commercial International Bank	1,014,375
15,730	Eastern Tobacco	325,168
12,877	Egyptian Co. for Mobile Services	364,016
74,124	Orascom Construction Industries, GDR	3,631,335
25,339	Orascom Construction Industries	1,256,255
24,428	Orascom Construction Industries (Ordinary Shares), GDR	1,196,728

	Total Egypt	7,787,877

	Finland — 2.0%

24,043	Amer Sports OYJ	336,419
9,965	Cargotec OYJ	521,774
248,548	Fortum OYJ	7,512,398
15,287	Kemira OYJ	239,947
25,564	Kesko OYJ	1,197,938
25,514	Konecranes OYJ	1,057,313
42,311	M-real OYJ*	144,176
742,486	Nokia OYJ	7,709,680
594,700	Nokia OYJ, Sponsored ADR	6,137,304
55,730	Nokian Renkaat OYJ	2,052,289
8,623	Ramirent OYJ	113,947
41,548	Sampo OYJ Class A	1,117,562
28,232	Sanoma OYJ	614,327
7,286	Tikkurila OYJ*	161,378
17,983	UPM-Kymmene OYJ	318,934
35,026	Uponor OYJ	650,330

	Total Finland	29,885,716

	France — 9.3%

5,889	Alten, Ltd.	194,231
15,900	Arkema SA	1,149,082
176,296	BNP Paribas	11,260,243
85,314	Bouygues SA	3,691,684
22,304	Bureau Veritas SA	1,697,173
51,300	Cap Gemini SA	2,403,937
14,909	CFAO SA	651,438
22,299	Christian Dior SA	3,197,939
21,900	Cie de Saint-Gobain	1,131,129
230,045	Cie Generale de Geophysique-Veritas*	7,028,753
45,258	CNP Assurances	819,968
125,852	Compagnie Generale des Etablissements Michelin	9,066,539

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	France — continued

251,495	Credit Agricole SA	3,206,586
41,853	Electricite de France	1,723,461
3,302	Eramet	1,136,244
13,237	Euler Hermes SA*	1,267,041
7,089	Fonciere Des Regions REIT	688,542
100,228	France Telecom SA	2,096,918
20,558	GameLoft SA*	150,585
79,202	Groupe Danone SA	4,996,040
8,890	Imerys SA	594,948
30,491	Ipsen SA	934,071
17,228	Lagardere S.C.A.	712,550
110,000	Legrand SA	4,497,214
50,516	LVMH Moet Hennessy Louis Vuitton SA	8,342,460
20,421	Metropole Television SA	495,864
575,394	Natixis*	2,701,721
37,582	Neopost SA	3,287,264
13,611	Nexity SA	623,665
3,087	Parrot SA*	99,807
50,064	Peugeot SA*	1,908,112
3,958	Plastic Omnium SA	281,422
8,500	PPR	1,356,979
51,011	Renault SA*	2,976,872
164,684	Rhodia SA	5,468,066
152,762	Sanofi-Aventis	9,806,282
57,131	SCOR SE	1,456,239
9,812	SEB SA	1,023,183
6,003	Sequana	93,821
10,549	Societe BIC SA	910,258
62,421	Societe Generale	3,368,061
778	Societe Internationale de Plantations d’Heveas SA	86,838
19,156	Soitec*	207,851
90,000	Total SA, Sponsored ADR	4,813,200
156,295	Total SA	8,313,720
105,640	UBISOFT Entertainment*	1,133,771
37,716	Valeo SA*	2,148,641
981	Virbac SA	171,088
440,869	Vivendi SA	11,947,253
13,612	Zodiac Aerospace	1,026,279

	Total France	138,345,033

	Germany — 4.6%

32,332	Allianz AG	3,857,341
165,933	Bayer AG	12,310,197
2,952	Bertrandt AG	218,250
133,618	Deutsche Lufthansa*	2,931,721
325,048	Deutsche Post AG	5,538,069

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Germany — continued

196,844	Deutsche Wohnen AG*	2,772,800
87,044	Deutz AG*	729,837
218,159	E.ON AG	6,712,418
1,657	Fresenius SE	139,490
205,511	GEA Group AG	5,963,466
54,656	Gildemeister AG	1,224,507
1,306	Hannover Rueckversicherung AG	70,319
32,627	Infineon Technologies AG*	304,776
60,883	Linde AG	9,274,496
38,004	Muenchener Rueckver AG	5,784,168
1,477	Pfeiffer Vacuum Technology AG	174,369
56,724	Rhoen Klinikum AG	1,253,336
6,120	Software AG	901,490
53,987	Solarworld AG	540,662
73,162	Symrise AG	2,014,540
47,500	Thyssenkrupp AG	1,974,478
52,484	Tognum AG	1,388,836
21,367	Wincor Nixdorf AG	1,748,847

	Total Germany	67,828,413

	Greece — 0.6%

193,147	Coca Cola Hellenic Bottling Co. SA	5,016,496
12,632	JUMBO SA	83,716
27,488	Mytilineos Holdings SA*	162,994
218,190	National Bank of Greece SA*	1,770,913
72,007	OPAP SA	1,250,983
35,774	Public Power Corp. SA	517,361
6,945	Titan Cement Co. SA	152,986

	Total Greece	8,955,449

	Hong Kong — 0.6%

2,737,800	China Resources Power Holdings Co., Ltd.	4,965,876
815,830	China Unicom Hong Kong, Ltd.	1,167,023
594,903	New World Development, Ltd.	1,118,841
1,827,000	PCCW, Ltd.	808,485
116,500	Shougang Concord International Enterprises Co., Ltd.*	16,935

	Total Hong Kong	8,077,160

	Hungary — 0.1%

47,252	OTP Bank Nyrt*	1,143,246

	India — 0.7%

76,549	Ashok Leyland, Ltd.	109,478
5,067	Bajaj Auto, Ltd.	173,744
94,140	Bank of India	955,821

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	India — continued

103,865	Gitanjali Gems, Ltd.	487,444
11,734	Gujarat State Fertilisers & Chemicals, Ltd.	98,407
9,500	Infosys Technologies, Ltd., Sponsored ADR	722,760
72,001	ITC, Ltd.	281,788
61,082	Jindal Steel & Power, Ltd.	972,340
15,935	Jubilant Foodworks, Ltd.*	223,443
250,883	Karuturi Global, Ltd.	127,083
760	MRF, Ltd.	122,290
58,766	Punjab National Bank	1,606,060
38,444	Raymond, Ltd.*	323,784
94,982	Reliance Industries, Ltd., GDR 144A	4,513,545
1,713	Reliance Industries, Ltd., (OTC Exchange), GDR 144A	81,402
482,944	Shree Ashtavinyak Cine Vision, Ltd.	86,404
12,019	SRF, Ltd.	94,440

	Total India	10,980,233

	Indonesia — 0.3%

842,900	Bank Mandiri	608,085
50,610	PT Telekomunikasi Indonesia, Sponsored ADR	1,804,247
684,500	Semen Gresik Persero Tbk PT	717,927
296,500	Tambang Batubara Bukit Asam Tbk PT	755,236
266,883	United Tractors Tbk PT	704,974

	Total Indonesia	4,590,469

	Ireland — 0.5%

208,645	Ryanair Holdings Plc, Sponsored ADR	6,417,920
80,170	Smurfit Kappa Group Plc*	785,131

	Total Ireland	7,203,051

	Israel — 1.3%

930,944	Bezeq Israeli Telecommunication Corp., Ltd.	2,844,222
4,966	Delek Automotive Systems, Ltd.	72,636
19,470	Discount Investment Corp.	420,132
314,741	Israel Chemicals, Ltd.	5,406,098
345	Israel Corp., Ltd. (The)*	419,377
7,069	Mellanox Technologies, Ltd.*	183,437
22,204	Shufersal, Ltd.	137,870
194,946	Teva Pharmaceutical Industries, Ltd., Sponsored ADR	10,162,535

	Total Israel	19,646,307

	Italy — 1.3%

6,697	DiaSorin Spa	289,386
335,946	ENI Spa	7,364,252
9,347	ERG Spa	131,038
16,343	Indesit Co. Spa	176,057
10,067	Lottomatica Spa	125,262

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Italy — continued

168,086	Mediaset Spa	1,020,933
66,500	Recordati Spa	629,399
1,873,618	Telecom Italia Spa	2,430,606
1,779,687	Telecom Italia Spa-RNC	1,938,683
1,937,050	UniCredito Italiano Spa	4,022,712
114,323	Unione di Banche Italiane SCPA	1,004,574

	Total Italy	19,132,902

	Japan — 17.2%

8,800	ADEKA Corp.	97,434
44,556	Aeon Co., Ltd.	558,152
23,000	Air Water, Inc.	294,076
153,500	Aisin Seiki Co., Ltd.	5,437,464
20,000	Alfresa Holdings Corp.	888,971
68,100	Alpine Electronics, Inc.	969,798
13,700	Aoyama Trading Co., Ltd.	247,632
64,900	Asahi Breweries, Ltd.	1,258,710
193,000	Asahi Glass Co., Ltd.	2,258,270
3,800	Avex Group Holdings, Inc.	55,614
60,500	Best Denki Co., Ltd.*	197,676
80,000	Calsonic Kansei Corp.*	319,586
158,294	Chiba Bank, Ltd. (The)	1,030,507
11,200	Circle K Sunkus Co., Ltd.	179,935
19,600	Coca-Cola Central Japan Co., Ltd.	262,445
156,232	Daiei, Inc.*	618,340
24,000	Daifuku Co., Ltd.	168,374
246,000	Daihatsu Motor Co., Ltd.	3,779,249
10,100	Daiichikosho Co., Ltd.	196,259
731,246	Daiwa Securities Group, Inc.	3,768,705
168,600	Dena Co., Ltd.	6,053,427
246,000	DIC Corp.	552,025
75,000	Dowa Holdings Co., Ltd.	492,880
20,422	East Japan Railway Co.	1,329,488
45,300	EDION Corp.	407,172
112,600	Eisai Co., Ltd.	4,081,672
10,300	Exedy Corp.	334,761
157,000	Fuji Heavy Industries, Ltd.	1,219,530
1,309	Fuji Media Holdings, Inc.	2,072,321
216,000	Furukawa Electric Co., Ltd.	972,073
59,097	Glory, Ltd.	1,457,296
68,000	Gunze, Ltd.	287,578
162,294	Hachijuni Bank, Ltd. (The)	908,470
22,700	Heiwa Corp.	329,424
38,959	Hisamitsu Pharmaceutical Co., Inc.	1,642,806
24,500	Hokuetsu Kishu Paper Co., Ltd.	139,862
121,500	Honda Motor Co., Ltd.	4,816,257
548	Inpex Holdings, Inc.	3,212,798

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

130,000	Isuzu Motors, Ltd.	591,456
94,709	Itochu Corp.	959,877
2,006	Japan Tobacco, Inc.	7,432,378
58,900	JFE Holdings, Inc.	2,053,748
21,000	JFE Shoji Holdings, Inc.	98,132
231,714	Joyo Bank, Ltd. (The)	1,019,936
10,100	JSR Corp.	188,663
94,800	JVC Kenwood Holdings, Inc.*	327,279
238,300	JX Holdings, Inc.	1,618,930
49,000	Kaken Pharmaceutical Co., Ltd.	595,697
30,000	Kaneka Corp.	208,249
34,300	Kanto Auto Works, Ltd.	296,459
272,908	Kao Corp.	7,362,341
1,640	KDDI Corp.	9,483,509
16,900	Kewpie Corp.	214,623
44,200	Kobayashi Pharmaceutical Co., Ltd.	2,054,547
44,000	Kojima Co., Ltd.	257,691
172,700	Komatsu, Ltd.	5,231,785
429,264	Konica Minolta Holdings, Inc.	4,467,034
55,386	Kose Corp.	1,434,074
178,700	Kurita Water Industries, Ltd.	5,636,084
63,373	Lawson, Inc.	3,137,200
187,000	Mazda Motor Corp.	537,217
6,800	Ministop Co., Ltd.	117,966
77,100	Miraca Holdings, Inc.	3,108,526
106,600	Mitsubishi Co.	2,888,932
171,000	Mitsubishi Electric Corp.	1,796,338
129,000	Mitsubishi Gas Chemical Co., Inc.	917,736
272,000	Mitsubishi Materials Corp.*	868,602
52,900	Mitsubishi Tanabe Pharma Corp.	894,222
253,700	Mitsubishi UFJ Financial Group, Inc.	1,373,211
145,000	Mitsui & Co., Ltd.	2,397,448
108,191	Mitsui Fudosan Co., Ltd.	2,159,685
40,500	Mitsumi Electric Co., Ltd.	746,033
26,000	Mochida Pharmaceutical Co., Ltd.	278,898
33,607	Namco Bandai Holdings, Inc.	361,325
88,000	NGK Spark Plug Co., Ltd.	1,351,927
68,000	NHK Spring Co., Ltd.	740,324
143,000	Nichirei Corp.	661,180
53,000	Nidec Corp.	5,365,021
181,200	Nikon Corp.	3,679,630
423,000	Nippon Electric Glass Co., Ltd.	6,112,521
323,000	Nippon Express Co., Ltd.	1,457,592
33,000	Nippon Flour Mills Co., Ltd.	163,566
34,000	Nippon Shinyaku Co., Ltd.	487,122
37,905	Nippon Telegraph & Telephone Corp., ADR	869,541
212,065	Nippon Telegraph & Telephone Corp.	9,609,011
13,950	Nippon Television Network Corp.	2,196,431

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

251,961	Nissan Motor Company, Ltd.	2,401,404
38,000	Nissan Shatai Co., Ltd.	332,187
56,750	Nitori Co., Ltd.	4,967,943
139,241	Nomura Research Institute, Ltd.	3,103,973
33,700	Noritz Corp.	595,842
5,228	NTT DoCoMo, Inc.	9,140,379
22,935	NTT DoCoMo, Inc., Sponsored ADR	399,528
3,600	Obic Co., Ltd.	742,149
25,600	Ono Pharmaceutical Co., Ltd.	1,196,276
20,751	Orix Corp.	2,044,270
4,900	Paltac Corp.	87,542
92,500	Penta-Ocean Construction Co., Ltd.	157,389
6,687	Rakuten, Inc.*	5,606,510
77,000	Sanden Corp.	307,601
26,834	Sankyo Co., Ltd.	1,516,970
9,900	Sanoh Industrial Co., Ltd.	90,571
66,433	Santen Pharmaceutical Co., Ltd.	2,309,858
188,841	Sapporo Hokuyo Holdings, Inc.	884,774
71,800	Sega Sammy Holdings, Inc.	1,367,746
118,000	Sekisui Chemical Co., Ltd.	848,209
17,900	Seven & I Holdings Co., Ltd.	478,922
219,588	Sharp Corp.	2,266,138
149,140	Shin-Etsu Chemical Co., Ltd.	8,090,944
61,624	Sony Corp.	2,223,950
1,745	Sony Financial Holdings, Inc.	7,067,782
265,700	Stanley Electric Co., Ltd.	4,969,692
40,700	Sumco Corp.*	582,110
160,500	Sumitomo Electric Industries, Ltd.	2,232,217
167,366	Sumitomo Mitsui Financial Group	5,967,850
57,191	Sumitomo Realty & Development Co., Ltd.	1,367,281
48,700	Sumitomo Rubber Industries, Ltd.	509,187
30,500	Tachi-S Co., Ltd.	500,154
42,000	Taisho Pharmaceutical Co., Ltd.	920,215
104,000	Takashimaya Co., Ltd.	892,473
26,700	Tokai Rika Co., Ltd.	505,326
23,200	Tokai Rubber Industries, Ltd.	321,519
99,343	Tokyo Electric Power Company	2,428,915
263,000	Tokyo Gas Co., Ltd.	1,167,376
263,463	Toshiba Corp.	1,435,801
6,000	Toyo Seikan Kaisha, Ltd.	114,296
86,000	Toyota Motor Corp.	3,414,339
17,700	TS Tech Co., Ltd.	343,721
33,000	Tsubakimoto Chain Co.	176,179
24,000	Unipres Corp.	479,083
23,200	UNY Co., Ltd.	234,846
25,767	USS Co., Ltd.	2,109,523
31,500	Yamaha Corp.	391,492
142,900	Yamaha Motor Co., Ltd.*	2,331,012

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Japan — continued

287,362	Yamato Holdings Co., Ltd.	4,095,808
47,000	Yokohama Rubber Co., Ltd. (The)	243,388
63,000	Zeon Corp.	528,204

	Total Japan	255,197,598

	Luxembourg — 1.2%

68,739	Acergy SA	1,691,127
61,304	Millicom International Cellular SA	5,860,663
13,525	Oriflame Cosmetics SA, SDR	712,176
310,262	Tenaris SA	7,637,861
43,700	Tenaris SA, ADR	2,140,426

	Total Luxembourg	18,042,253

	Malaysia — 0.0%

34,800	British American Tobacco Malaysia Berhad	507,864

	Mexico — 0.8%

128,263	America Movil SA de CV Series L, ADR	7,354,600
14,480	Desarrolladora Homex SA de CV, ADR*	489,569
15,120	Fomento Economico Mexicano SA de CV, Sponsored ADR	845,510
395,070	Grupo Mexico SAB de CV	1,628,455
47,480	Grupo Televisa SA, Sponsored ADR*	1,231,156
95,260	Kimberly-Clark de Mexico SAB de CV	581,956

	Total Mexico	12,131,246

	Netherlands — 2.9%

42,717	CSM	1,500,871
23,801	Heineken Holding NV	1,038,531
213,815	Heineken NV	10,524,295
361,218	ING Groep NV*	3,527,832
463,542	Koninklijke Ahold NV	6,141,540
10,600	Koninklijke Ahold NV, Sponsored ADR	139,814
34,667	Koninklijke DSM NV	1,981,454
19,872	Nutreco NV	1,513,981
16,241	Ordina NV*	80,137
34,543	Reed Elsevier NV	428,980
351,169	Royal KPN NV	5,144,533
149,144	SNS REAAL NV*	638,269
147,070	STMicroelectronics NV	1,526,919
57,200	STMicroelectronics NV — NY Shares, ADR	597,168
101,346	TNT NV	2,685,226
162,260	Unilever NV	5,071,945
9,243	Unilever NV, ADR	290,230
3,540	Van Lanschot NV*	142,710

	Total Netherlands	42,974,435

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)

	New Zealand — 0.0%

342	Telecom Corp. of New Zealand, Ltd., Sponsored ADR	2,873

	Norway — 0.9%

36,093	Austevoll Seafood ASA	307,993
26,075	Cermaq ASA*	403,742
280,071	DnB NOR ASA	3,946,291
23,684	Fred Olsen Energy ASA	1,050,449
4,055	Leroy Seafood Group ASA	138,480
2,284,705	Marine Harvest ASA	2,425,227
19,091	Orkla ASA	186,230
77,906	Petroleum Geo-Services ASA*	1,217,679
171,630	Storebrand ASA*	1,288,886
35,600	Telenor ASA	580,624
62,316	TGS Nopec Geophysical Co. ASA	1,409,816

	Total Norway	12,955,417

	Pakistan — 0.1%

252,900	Oil & Gas Development Co., Ltd.	502,729
264,040	Pakistan Petroleum	669,495

	Total Pakistan	1,172,224

	Peru — 0.2%

61,700	Cia de Minas Buenaventura SA, ADR	3,020,832

	Philippines — 0.1%

26,670	Philippine Long Distance Telephone Co., Sponsored ADR	1,554,061

	Poland — 0.3%

3,312	Bank Handlowy w Warszawie SA	104,815
9,458	Grupa Lotos SA*	116,366
12,300	KGHM Polska Miedz SA	720,236
126,768	Polski Koncern Naftowy Orlen SA*	1,965,163
711,654	Polskie Gornictwo Naftowe i Gazownictwo SA	859,925
52,780	Tauron Polska Energia SA*	117,370

	Total Poland	3,883,875

	Portugal — 0.3%

288,236	Jeronimo Martins SGPS SA	4,408,189

	Russia — 0.6%

40,000	Gazprom OAO-SA, Sponsored ADR	1,017,600
38,509	LUKOIL OAO, Sponsored ADR	2,203,485
25,249	Magnit OJSC, GDR 144A	674,913
63,325	Mobile Telesystems, Sponsored ADR	1,321,593
145,800	Surgutneftegas OJSC, Sponsored ADR	1,545,480

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Russia — continued

286,016	TNK-BP Holding	777,963
14,051	Uralkali, GDR	515,953
22,061	Uralkali (Ordinary Shares), GDR	810,080

	Total Russia	8,867,067

	Singapore — 1.0%

738,946	DBS Group Holdings, Ltd.	8,260,183
503,000	Keppel Corp., Ltd.	4,444,760
174,000	SembCorp Industries, Ltd.	698,146
240,230	Venture Corp., Ltd.	1,736,489

	Total Singapore	15,139,578

	South Africa — 0.8%

8,250	Bidvest Group, Ltd.	195,471
19,995	Group Five Ltd/South Africa	110,315
27,565	Kumba Iron Ore, Ltd.	1,768,710
39,905	Massmart Holdings, Ltd.	884,868
145,745	Murray & Roberts Holdings	884,945
41,606	Nedbank Group, Ltd.	819,762
181,589	Pretoria Portland Cement Co., Ltd.	959,307
310,993	Salam, Ltd.	1,312,463
46,216	Sappi, Ltd.*	237,516
1,500	Sappi, Ltd. (New York Stock Exchange) *	7,755
55,882	Shoprite Holdings, Ltd.	841,725
43,885	Spar Group, Ltd. (The)	648,681
54,042	Standard Bank Group, Ltd.	878,543
31,604	Tiger Brands, Ltd.	924,987
94,124	Truworths International, Ltd.	1,019,383

	Total South Africa	11,494,431

	South Korea — 1.9%

6,378	AtlasBX Co., Ltd.*	131,786
202,564	Celltrion, Inc.*	5,979,288
4,460	Global & Yuasa Battery Co., Ltd.*	128,900
4,680	GS Home Shopping, Inc.*	450,722
9,720	Halla Climate Control Corp.*	171,293
16,874	Hana Financial Group, Inc.	643,796
4,227	Hite Brewery Co., Ltd.*	448,809
4,373	Hyundai Mobis*	1,096,236
30,167	KB Financial Group, Inc.*	1,594,872
7,258	KB Financial Group, Inc., ADR*	383,876
177,392	Korea Life Insurance Co., Ltd.	1,242,635
12,650	KP Chemical Corp.*	202,306
26,020	KT&G Corp.*	1,483,385
2,189	Kukdo Chemical Co., Ltd.*	100,105
7,310	LG Electronics, Inc.*	760,049
8,958	NHN Corp.*	1,791,758

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	South Korea — continued

1,933	Samsung Electronics, GDR	815,533
5,892	Samsung Electronics Co., Ltd.	4,926,873
3,380	Samsung Electronics REGS, GDR	1,426,022
59,608	Shinhan Financial Group Co., Ltd.*	2,778,450
2,869	SK Holdings Co., Ltd.*	352,653
4,111	Unid Co., Ltd.*	199,591
28,005	Woongjin Coway Co., Ltd.*	994,450

	Total South Korea	28,103,388

	Spain — 2.5%

94,330	Amadeus IT Holding SA*	1,984,280
121,133	Antena 3 de Television SA	1,129,417
383,657	Banco Santander SA	4,080,505
691	Construcciones y Auxiliar de Ferrocarriles SA	361,534
41	Corp. Financiera Alba	2,115
246,592	Gestevision Telecinco SA	2,722,613
211,064	Inditex SA	15,865,067
107,886	Red Electrica Corp. SA	5,094,656
148,649	Repsol VPF SA	4,157,911
20,800	Repsol YPF, SA, Sponsored ADR	581,152
50,146	Sacyr Vallehermoso SA*	319,549
5,620	Viscofan SA	213,821

	Total Spain	36,512,620

	Sweden — 1.1%

101,522	Assa Abloy AB	2,861,646
12,581	Axfood AB	470,652
6,324	Bilia AB	121,817
19,991	Billerud AB	173,211
131,032	Swedish Match AB	3,794,809
297,843	Tele2 AB	6,184,711
269,913	Telefonaktiebolaget LM Ericsson	3,137,613

	Total Sweden	16,744,459

	Switzerland — 8.6%

90,844	Adecco SA	5,969,526
28,202	Aryzta AG*	1,305,564
20,982	Baloise-Holding AG	2,048,452
2,143	Barry Callebaut AG-REG*	1,780,660
3,167	Bucher Industries AG	593,579
3,015	Cie Financiere Richemont SA	177,905
39,798	Clariant AG*	808,684
2,026	EMS-Chemie Holding AG	360,381
780	Flughafen Zuerich AG	319,665
676	Forbo Holding AG	427,894
9,809	Gategroup Holding AG*	538,279

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Switzerland — continued

21,581	Geberit AG	5,005,699
1,787	Georg Fischer AG*	1,011,310
10,128	Givaudan SA	10,963,579
1,764	Helvetia Holding AG	680,354
31,643	Julius Baer Group, Ltd.	1,486,926
87,827	Julius Baer Holding AG*	1,455,774
15,672	Kudelski SA	336,273
11,613	Kuehne & Nagel International AG	1,619,665
75,600	Logitech International SA*	1,443,708
281,592	Nestle SA	16,540,245
72,994	Novartis AG	4,303,208
2,365	Panalpina Welttransport Holding AG*	305,742
3,941	PSP Swiss Property AG*	317,106
95,197	Roche Holding AG	13,992,049
31,637	Schindler Holding AG	3,753,945
4,616	Schindler Holding AG-REG	554,158
5,740	SGS SA	9,662,118
2,639	Sulzer AG	403,452
11,803	Swatch Group AG Class B	5,277,857
16,917	Swatch Group AG (The)	1,368,460
22,883	Swiss Life Holding*	3,319,152
200,396	Swiss Reinsurance	10,814,203
6,468	Swisscom AG	2,852,693
17,470	Syngenta AG	5,126,108
24,566	Temenos Group AG*	1,025,231
152,406	UBS AG*	2,509,851
773	Valora Holding AG	270,562
45	Zehnder Group AG	109,591
27,741	Zurich Financial Services	7,208,315

	Total Switzerland	128,047,923

	Taiwan — 1.1%

1,139,346	Acer, Inc.	3,520,830
700,235	Advanced Semiconductor Engineering, Inc.	810,554
105,000	Asustek Computer, Inc.	997,548
754,369	AU Optronics Corp.*	783,955
162,000	Delta Electronics, Inc.	791,762
169,278	HON HAI Precision Industry Co., Ltd., GDR	1,366,075
23,662	HTC Corp.	730,396
106,053	MediaTek, Inc.	1,518,602
418,000	Pegatron Corp.*	602,130
450,322	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	5,647,038

	Total Taiwan	16,768,890

	Thailand — 0.2%

122,200	Advanced Info Service PCL	344,568
154,500	Bangkok Expressway PCL	100,967

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Thailand — continued

36,400	Banpu Co.	951,508
35,200	Electricity Generating PCL	120,856
158,800	Kasikornbank PCL	687,457
430,400	Major Cineplex Group PCL	185,609
20,800	Siam Makro PCL	117,300

	Total Thailand	2,508,265

	Turkey — 0.6%

190,491	Akbank TAS	1,061,997
44,961	Gubre Fabrikalari TAS*	501,027
144,111	KOC Holding AS	704,168
27,638	Turk Hava Yollari AS*	96,976
18,978	Turk Traktor ve Ziraat Makineleri AS	289,788
117,360	Turkcell Iletisim Hizmet AS, ADR	2,010,377
154,987	Turkiye Garanti Bankasi AS	787,523
779,071	Turkiye Is Bankasi	2,784,204
255,524	Turkiye Vakiflar Bankasi Tao	649,187
72,308	Vestel Elektronik Sanayi ve Ticaret AS*	114,640

	Total Turkey	8,999,887

	United Kingdom — 18.8%

16,545	Admiral Group Plc	392,441
304,136	Amlin Plc	1,947,062
106,005	Antofagasta Plc	2,675,385
180,301	Ashmore Group Plc	945,949
417,182	Ashtead Group Plc	1,129,316
326,010	AstraZeneca Plc	14,914,409
98,400	AstraZeneca Plc, Sponsored ADR	4,545,096
182,278	Autonomy Corp. Plc*	4,295,025
566,275	Aviva Plc	3,484,295
878,073	BAE Systems Plc	4,536,694
590,967	Barclays Plc	2,420,911
789,033	Barratt Developments Plc*	1,095,138
49,779	BBA Aviation Plc	172,707
64,964	Beazley Plc	116,968
1,688,553	BP Plc	12,307,673
206,829	British American Tobacco Plc	7,977,355
1,374,650	BT Group Plc	3,891,217
9,200	BT Group Plc, Sponsored ADR	262,568
268,734	Bunzl Plc	3,025,147
58,648	Burberry Group Plc	1,032,083
1,400,533	Cable & Wireless Communications Plc	1,064,140
819,184	Cable & Wireless Worldwide Plc	842,639
110,718	Capita Group Plc	1,207,353
148,773	Carillion Plc	895,370
64,543	Carnival Plc	3,013,365

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

2,635,854	Cobham Plc	8,398,093
345,361	Compass Group Plc	3,141,553
23,700	Daily Mail & General Trust Plc	212,988
23,982	Davis Service Group Plc	163,932
16,320	Domino’s Pizza UK & IRL Plc	140,916
115,083	eaga Plc	126,576
78,043	easyJet Plc*	537,628
133,414	Electrocomponents Plc	555,202
115,300	Firstgroup Plc	719,009
44,276	G4S Plc	176,491
536,900	GKN Plc	1,867,809
233,700	GlaxoSmithKline Plc, Sponsored ADR	9,165,714
410,916	Glaxosmithkline Plc	7,977,552
12,858	Go-Ahead Group Plc	265,932
43,485	Halfords Group Plc	311,136
399,633	Halma Plc	2,246,212
675,373	Hays Plc	1,362,986
67,472	Healthcare Locums Plc	137,329
8,281	Hikma Pharmaceuticals Plc	105,212
358,674	Home Retail Group	1,058,537
624,823	HSBC Holdings Plc	6,369,416
71,869	IMI Plc	1,063,331
100,000	Imperial Tobacco Group Plc	3,081,201
1,137,014	Inchcape Plc*	6,348,075
238,197	Informa Plc	1,519,703
278,073	Inmarsat Plc	2,932,185
75,264	Intercontinental Hotels Group Plc	1,464,716
18,000	Intercontinental Hotels Group Plc, ADR	355,140
122,537	Intermediate Capital Group Plc	638,669
51,236	ITE Group Plc	202,309
931,535	ITV plc*	1,021,650
207,797	Jardine Lloyd Thompson Group Plc	2,046,373
108,523	Kesa Electricals Plc	270,665
18,704	Kier Group Plc	401,776
397,909	Kingfisher Plc	1,640,947
119,800	Lloyds Banking Group Plc, ADR*	492,378
1,499,600	Lloyds TSB Group Plc*	1,542,538
377,771	Marks & Spencer Group Plc	2,182,478
94,073	Marston’s Plc	168,642
59,571	Michael Page International Plc	517,634
25,904	Micro Focus International Plc	157,644
13,792	Mitchells & Butlers Plc*	75,577
14,590	Mondi Plc	117,298
226,545	Morgan Crucible Co. Plc	864,026
117,691	Next Plc	3,639,195
713,293	Old Mutual Plc	1,374,741
83,743	Pace Plc	239,542
54,239	Paragon Group of Cos. Plc	152,940

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	United Kingdom — continued

244,550	Persimmon Plc	1,595,844
130,080	Premier Farnell Plc	584,300
889,507	Prudential Plc	9,302,952
245,977	QinetiQ Group Plc	500,648
210,586	Reckitt Benckiser Group Plc	11,622,072
7,105	Renishaw Plc	136,825
1,253,137	Rentokil Initial Plc*	1,901,154
172,956	Resolution, Ltd.	633,916
69,100	Rio Tinto Plc	4,853,786
21,036	Rotork Plc	602,052
160,339	Royal Dutch Shell Plc Class A (Amsterdam Exchange)	5,319,495
293,368	Royal Dutch Shell Plc Class A (London Exchange)	9,822,384
463,010	RSA Insurance Group Plc	907,590
186,876	SABMiller Plc	6,602,126
392,328	Sage Group Plc (The)	1,679,356
24,043	Schroders Plc	698,277
17,896	Shire Plc	432,331
720,770	Smith & Nephew Plc	7,634,128
137,084	Spectris Plc	2,813,743
226,949	Stagecoach Group Plc	753,995
286,453	Standard Chartered Plc	7,738,615
2,312,583	Taylor Wimpey Plc*	1,140,882
862,449	Tesco Plc	5,738,750
151,230	Thomas Cook Group Plc	449,159
104,010	TUI Travel Plc	400,920
13,321	Ultra Electronics Holdings Plc	353,718
107,113	United Business Media, Ltd.	1,157,141
185,801	Vedanta Resources Plc	7,321,940
164,300	Vodafone Group Plc, Sponsored ADR	4,342,449
6,801,518	Vodafone Group Plc	17,655,715
43,453	WH Smith Plc	331,317
21,726	Whitbread Plc	608,874
103,244	William Hill Plc	275,926
87,344	Wolseley Plc*	2,797,909
80,689	Xstrata Plc	1,901,910

	Total United Kingdom	278,354,101

	United States — 0.6%

123,100	Southern Copper Corp.	5,999,894
17,902	Synthes, Inc.	2,425,730

	Total United States	8,425,624

	TOTAL COMMON STOCKS (COST $1,270,087,597)	1,419,335,308

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)

	INVESTMENT COMPANIES — 1.1%

	Australia — 0.0%

189,602	Australian Infrastructure Fund	365,381

	United States — 1.1%

265,888	iShares MSCI EAFE Index Fund	15,482,658

	TOTAL INVESTMENT COMPANIES (COST $15,730,772)	15,848,039

	PREFERRED STOCKS — 0.8%

	Brazil — 0.2%

7,800	Eletropaulo Metropolitana Eletricidade de Sao Paulo SA	150,878
6,800	Fertilizantes Fosfatados SA	77,791
9,300	Ultrapar Participacoes SA	588,813
135,200	Usinas Siderurgicas de Minas Gerais SA	1,560,501

	Total Brazil	2,377,983

	Germany — 0.6%

57,500	Fresenius SE	4,942,307
70,237	Henkel AG & Co. KGaA	4,384,830

	Total Germany	9,327,137

	TOTAL PREFERRED STOCKS (COST $11,121,793)	11,705,120

	WARRANTS — 0.4%

	Bermuda — 0.4%

191,316	CLSA Financial Products, Strike Price $0.00, Expires 05/10/15 * 144A	5,759,951

	TOTAL WARRANTS (COST $6,037,720)	5,759,951

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

1,784,700	OTC Euro versus Japanese Yen with Barclays Capital, Inc., Strike Price $142.86, Expires 05/13/11	2,198

4,054,805	OTC Euro versus Japanese Yen with JP Morgan Securities, Inc., Strike Price $120.48, Expires 08/18/11	64,112

	TOTAL CALL OPTIONS PURCHASED (COST $198,964)	66,310

	Put Options — 0.0%

222,995,500	OTC Japanese Yen versus U.S. Dollar with Barclays Capital, Inc., Strike Price $101.50, Expires 05/12/11	550,067

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Notional	Description	Value ($)
	Put Options — continued

491,512,161	OTC Japanese Yen versus U.S. Dollar with Barclays Capital, Inc., Strike Price $93.00, Expires 08/18/11	29,113

	TOTAL PUT OPTIONS PURCHASED (COST $125,635)	579,180

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 2.0%

	Bank Deposit — 2.0%

29,033,531	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/11	29,033,531

	TOTAL SHORT-TERM INVESTMENTS (COST $29,033,531)	29,033,531

	TOTAL INVESTMENTS — 100.1% (Cost $1,332,336,012)	1,482,327,439

	Other Assets and Liabilities (net) — (0.1)%	(798,256)

	NET ASSETS — 100.0%	$1,481,529,183

	Notes to Schedule of Investments:

	Industry classifications are unaudited

	ADR — American Depository Receipt

	GDR — Global Depository Receipt

	REIT — Real Estate Investment Trust

	SDR — Swedish Depository Receipt

	* Non-income producing security

 **** Securities fair valued by the Valuation Committee as approved by the Board of Trustees. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2010 was $0.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $11,029,811 which represents 0.7% of net assets.

See accompanying Notes to the Schedule of Investments.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

A summary of outstanding financial instruments at December 31, 2010 is as follows:

Forward Currency Contracts

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)
Buys
1/18/11	AUD	State Street Bank and Trust Company	10,832,000	$11,085,463	$646,143
1/18/11	CHF	State Street Bank and Trust Company	8,042,000	8,629,251	374,896
1/18/11	EUR	State Street Bank and Trust Company	5,337,000	7,159,712	(223,464)
1/18/11	GBP	State Street Bank and Trust Company	6,180,000	9,674,797	(212,282)
1/18/11	JPY	State Street Bank and Trust Company	353,330,000	4,357,039	(39,636)
1/18/11	NOK	State Street Bank and Trust Company	51,729,000	8,893,525	63,640
1/18/11	NZD	State Street Bank and Trust Company	983,000	767,185	32,933
1/18/11	SEK	State Street Bank and Trust Company	64,978,000	9,660,794	(4,302)

					$637,928

Sales
1/18/11	AUD	State Street Bank and Trust Company	1,101,000	$1,126,763	$(52,165)
1/18/11	CAD	State Street Bank and Trust Company	10,576,000	10,640,540	(263,289)
1/18/11	CHF	State Street Bank and Trust Company	674,000	723,218	(42,410)
1/18/11	EUR	State Street Bank and Trust Company	5,337,000	7,159,712	(20,829)
1/18/11	GBP	State Street Bank and Trust Company	2,849,000	4,460,113	56,464
1/18/11	HKD	State Street Bank and Trust Company	20,145,000	2,591,762	8,397
1/18/11	JPY	State Street Bank and Trust Company	1,359,314,000	16,762,188	(284,721)
1/18/11	NOK	State Street Bank and Trust Company	51,729,000	8,893,525	(92,334)
1/18/11	NZD	State Street Bank and Trust Company	983,000	767,185	(16,320)
1/18/11	SEK	State Street Bank and Trust Company	26,869,000	3,994,827	26,876

					$(680,331)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
NOK	Norwegian Krona
NZD	New Zealand Dollar
SEK	Swedish Krona

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
9	TOPIX Index	March 2011	$994,267	$19,340
23	STOXX 50 Index	March 2011	862,107	(16,934)

				$2,406

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Banks	9.2
Telecommunications	8.5
Pharmaceuticals	7.0
Oil & Gas	6.2
Insurance	5.5
Chemicals	5.0
Mining	4.3
Food	3.8
Retail	3.4
Beverages	2.4
Auto Parts & Equipment	2.2
Commercial Services	2.2
Electric	2.1
Media	2.0
Diversified Financial Services	1.8
Agriculture	1.7
Electronics	1.7
Distribution & Wholesale	1.6
Holding Companies — Diversified	1.5
Transportation	1.5
Auto Manufacturers	1.4
Electrical Components & Equipment	1.4
Internet	1.4
Household Products & Wares	1.2
Equity Fund	1.1
Health Care — Products	1.1
Software	1.1
Aerospace & Defense	1.0
Building Materials	1.0
Miscellaneous — Manufacturing	1.0
Oil & Gas Services	1.0
Semiconductors	1.0
Iron & Steel	0.9
Real Estate	0.9
Cosmetics & Personal Care	0.8
Metal Fabricate & Hardware	0.8
Biotechnology	0.7
Computers	0.7
Engineering & Construction	0.7
Airlines	0.6
Apparel	0.5
Environmental Control	0.5
Hand & Machine Tools	0.5
Leisure Time	0.5
Home Builders	0.4
Home Furnishings	0.4
Machinery — Construction & Mining	0.4
Machinery — Diversified	0.3
Entertainment	0.2
Food Service	0.2
Office & Business Equipment	0.2

See accompanying Notes to the Financial Statements.

MGI Non-US Core Equity Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Industry Sector Summary (Unaudited)	% of Total Net Assets
Coal	0.1
Forest Products & Paper	0.1
Gas	0.1
Health Care — Services	0.1
Investment Companies	0.1
Lodging	0.1
Energy-Alternate Sources	0.0
Packaging & Containers	0.0
REITS	0.0
Textiles	0.0
Short-Term Investments and Other Assets and Liabilities (net)	1.9

100.0%

See accompanying Notes to the Financial Statements.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 103.8%

	Asset Backed Securities — 4.0%

580,995	321 Henderson Receivables I LLC, Series 2010-3A, Class A, 3.82%, due 12/15/48 144A	557,728
106,910	ACE Securities Corp., Series 2005-SD3, Class A, 0.66%, due 08/25/45†	101,099
875,000	Ally Auto Receivables Trust, Series 2010-5, Class A2, 0.80%, due 03/15/13	875,004
42,210	American Airlines Pass Through Trust, Series 2001-1, Class A, 6.98%, due 11/23/22	37,567
69,978	American Airlines, Inc., Series 2001-1, Class B, 7.38%, due 05/23/19	66,479
226,765	American Home Mortgage Investment Trust, Series 2005-1, Class 6A, 2.46%, due 06/25/45†	199,439
102,608	American Home Mortgage Investment Trust, Series 2005-4, Class 1A1, 0.55%, due 11/25/45†	69,548
257,277	Ameriquest Mortgage Securities, Inc., Series 2004-R11, Class A1, 0.56%, due 11/25/34†	237,012
398,842	Ameriquest Mortgage Securities, Inc., Series 2004-R2, Class A1A, 0.61%, due 04/25/34†	346,039
720,721	Argent Securities, Inc., Series 2003-W9, Class M1, 1.30%, due 03/25/34†	656,879
292,552	Asset Backed Securities Corp. Home Equity, Series 2003-HE7, Class M1, 1.24%, due 12/15/33†	266,251
320,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-3A, Class A, 4.64%, due 05/20/16 144A	337,423
210,000	Avis Budget Rental Car Funding AESOP LLC, Series 2010-5A, Class A, 3.15%, due 03/20/16 144A	205,340
51,203	Bayview Financial Acquisition Trust, Series 2004-A, Class A, 0.94%, due 02/28/44†	47,844
99,683	Bayview Financial Acquisition Trust, Series 2004-C, Class A1, 0.89%, due 05/28/44†	92,816
230,000	Bear Stearns Asset Backed Securities Trust, Series 2004-SD3, Class A3, 0.83%, due 09/25/34†	205,908
354,323	Bear Stearns Asset Backed Securities Trust, Series 2006-SD3, Class 1A1A, 5.50%, due 08/25/36	243,337
411,450	Bear Stearns Asset Backed Securities, Inc., Series 2005-AQ2, Class A3, 0.62%, due 09/25/35†	370,425
78,356	Bear Stearns Asset Backed Securities, Inc., Series 2005-SD4, Class 2A1, 0.66%, due 12/25/42†	70,952
357,374	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 1A1, 0.37%, due 10/25/36†	349,381
249,919	Bear Stearns Asset Backed Securities, Inc., Series 2006-HE10, Class 2A1, 0.33%, due 12/25/36†	231,989
700,000	Brazos Higher Education Authority, Series 2010-1, Class A2, 1.50%, due 02/25/35†	651,564
294,437	Capital One Auto Finance Trust, Series 2006-C, Class A4, 0.29%, due 05/15/13†	292,865
1,250,000	Capital One Multi-Asset Execution Trust, Series 2004-A8, Class A8, 0.39%, due 08/15/14†	1,247,919
575,000	Capital One Multi-Asset Execution Trust, Series 2008-A5, Class A5, 4.85%, due 02/18/14	582,192

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

1,855,000	Citibank Omni Master Trust, Series 2009-A8, Class A8, 2.36%, due 05/16/16 † 144A	1,878,692
472,396	Citigroup Mortgage Loan Trust, Inc., Series 2006-SHL1, Class A, 0.46%, due 11/25/45 † 144A	415,339
128,566	Citigroup Mortgage Loan Trust, Inc., Series 2007-AHL2, Class A3A, 0.33%, due 05/25/37†	105,086
148,553	Continental Airlines Pass Through Trust, Series 1998-1, Class A, 6.65%, due 03/15/19	154,867
39,196	Continental Airlines Pass Through Trust, Series 2003-ERJ1, Class A, 7.88%, due 01/02/20	38,412
213,283	Continental Airlines Pass Through Trust, Series 2004-ERJ1, Class A, 9.56%, due 03/01/21	214,349
218,120	Continental Airlines Pass Through Trust, Series 2005-ERJ1, 9.80%, due 04/01/21	221,392
1,340,000	Countrywide Asset-Backed Certificates, Series 2005-16, Class 2AF3, 5.57%, due 05/25/36†	640,807
1,166,723	Countrywide Asset-Backed Certificates, Series 2007-SD1, Class A1, 0.71%, due 02/25/37 † 144A	581,309
87,556	Countrywide Home Equity Loan Trust, Series 2005-F, Class 2A, 0.50%, due 12/15/35†	38,467
55,700	Countrywide Home Equity Loan Trust, Series 2005-G, Class 2A, 0.49%, due 12/15/35†	30,197
104,880	CVS Pass-Through Trust, 5.88%, due 01/10/28	106,703
279,263	CVS Pass-Through Trust, 6.04%, due 12/10/28	287,201
75,034	CVS Pass-Through Trust, 6.94%, due 01/10/30	81,792
320,000	CVS Pass-Through Trust, 9.35%, due 01/10/23 144A	330,374
263,598	Daimler Chrysler Auto Trust, Series 2006-D, Class A4, 4.94%, due 02/08/12	263,814
243,768	Delta Air Lines Pass Through Trust, Series 2007-1, Class A, 6.82%, due 08/10/22	258,394
150,000	Education Funding Capital Trust I, Series 2004-1, Class A5, 1.45%, due 06/15/43†	139,591
450,000	EFS Volunteer LLC, Series 2010-1, Class A2, 1.39%, due 10/25/35 † 144A	421,883
580,000	Ford Credit Floorplan Master Owner Trust, Series 2006-4, Class A, 0.51%, due 06/15/13†	578,390
65,748	Greenpoint Mortgage Funding Trust, Series 2005-HE4, Class 2A1, 0.48%, due 07/25/30†	54,092
375,000	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A4, 5.44%, due 03/10/39	395,653
267,268	GSAA Trust, Series 2006-14, Class A1, 0.31%, due 09/25/36†	132,598
951,668	GSAMP Trust, Series 2004-SEA2, Class A2B, 0.81%, due 03/25/34†	934,349
168,033	GSAMP Trust, Series 2006-S4, Class A1, 0.35%, due 05/25/36†	20,452
410,000	Hertz Vehicle Financing LLC, Series 2009-2A, Class A2, 5.29%, due 03/25/16 144A	445,764
628,380	Home Equity Asset Trust, Series 2003-8, Class M1, 1.34%, due 04/25/34†	544,514
475,000	Honda Auto Receivables Owner Trust, Series 2010-2, Class A3, 1.34%, due 05/20/13	478,687
1,600,000	Illinois Student Assistance Commission, Series 2010-1, Class A3, 1.19%, due 07/25/45†	1,522,976
395,656	Impac Secured Assets CMN Owner Trust, Series 2006-1, Class 1A2B, 0.46%, due 05/25/36†	175,216
963,583	Keycorp Student Loan Trust, Series 2003-A, Class 1A2, 0.55%, due 10/25/32†	940,276

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

229,050	Merrill Lynch Mortgage Investors, Inc., Series 2007-MLN1, Class A2A, 0.37%, due 03/25/37†	159,360
589,482	Morgan Stanley ABS Capital I, Series 2003-NC10, Class M1, 1.28%, due 10/25/33†	495,590
478,676	Morgan Stanley ABS Capital I, Series 2003-NC6, Class M1, 1.46%, due 06/25/33†	425,130
391,853	Morgan Stanley ABS Capital I, Series 2003-NC7, Class M1, 1.31%, due 06/25/33†	342,374
179,614	Morgan Stanley ABS Capital I, Series 2007-NC2, Class A2FP, 0.41%, due 02/25/37†	121,343
410,000	Nelnet Student Loan Trust, Series 2008-4, Class A4, 1.77%, due 04/25/24†	420,424
800,000	North Carolina State Education Assistance Authority, Series 2010-1, Class A1, 1.21%, due 07/25/41†	777,720
379,347	Novastar Home Equity Loan, Series 2003-3, Class A3, 1.16%, due 12/25/33†	333,345
381,825	NovaStar Mortgage Funding Trust, Series 2003-3, Class A2C, 1.32%, due 12/25/33†	345,061
1,700,000	Origen Manufactured Housing, Series 2006-A, Class A2, 1.76%, due 10/15/37†	1,346,179
1,700,000	Origen Manufactured Housing, Series 2007-A, Class A2, 3.76%, due 04/15/37†	1,054,000
902,550	Park Place Securities, Inc., Series 2004-WCW2, Class M1, 0.88%, due 10/25/34†	858,795
246,365	RAAC Series, Series 2006-RP2, Class A, 0.51%, due 02/25/37 † 144A	177,923
158,759	Renaissance Home Equity Loan Trust, Series 2007-2, Class AF1, 5.89%, due 06/25/37††	102,972
41,276	SACO I, Inc., Series 2005-7, Class A, 0.82%, due 09/25/35†	34,975
511,299	SACO I, Inc., Series 2006-5, Class 1A, 0.56%, due 04/25/36†	154,653
214,270	SACO I, Inc., Series 2006-6, Class A, 0.39%, due 06/25/36†	68,418
520,000	Santander Drive Auto Receivables Trust, Series 2010-1, Class A2, 1.36%, due 03/15/13	520,581
605,000	Santander Drive Auto Receivables Trust, Series 2010-2, Class A2, 0.95%, due 08/15/13	605,809
645,000	Santander Drive Auto Receivables Trust, Series 2010-A, Class A3, 1.83%, due 11/17/14 144A	651,924
745,000	Santander Drive Auto Receivables Trust, Series 2010-B, Class A2, 1.01%, due 07/15/13 144A	743,603
285,000	Santander Drive Auto Receivables Trust, Series 2010-B, Class C, 3.02%, due 10/17/16 144A	284,466
356,880	Saxon Asset Securities Trust, Series 2005-1, Class M1, 0.72%, due 05/25/35†	312,600
1,100,000	SLM Student Loan Trust, Series 2002-5, Class B, 0.73%, due 09/16/24†	1,021,077
500,000	SLM Student Loan Trust, Series 2003-11, Class A6, 0.59%, due 12/15/25 † 144A	469,358
530,000	SLM Student Loan Trust, Series 2008-5, Class A3, 1.59%, due 01/25/18†	545,290
1,440,000	SLM Student Loan Trust, Series 2008-5, Class A4, 1.99%, due 07/25/23†	1,500,528
2,017,083	SLM Student Loan Trust, Series 2008-9, Class A, 1.79%, due 04/25/23†	2,084,707
1,231,256	SLM Student Loan Trust, Series 2010-1, Class A, 0.66%, due 07/25/17†	1,228,167
50,555	Small Business Administration, Series 2004-P10A, Class 1, 4.50%, due 02/01/14	52,970
576,281	Small Business Administration Participation Certificates, Series 2008-20L, Class 1, 6.22%, due 12/01/28	633,951
154,208	Soundview Home Equity Loan Trust, Series 2006-EQ2, Class A2, 0.37%, due 01/25/37†	136,855

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

124,484	Soundview Home Equity Loan Trust, Series 2007-OPT1, Class 2A1, 0.34%, due 06/25/37†	111,969
50,378	Structured Asset Securities Corp., Series 2002-AL1, Class A3, 3.45%, due 02/25/32	48,041
357,488	Structured Asset Securities Corp., Series 2006-ARS1, Class A1, 0.37%, due 02/25/36 † 144A	9,024
56,658	UAL Pass Through Trust, Series 2009-1, 10.40%, due 05/01/18	65,440
171,311	UAL Pass Through Trust, Series 2009-2A, 9.75%, due 01/15/17	197,007
1,836,113	Washington Mutual Alternative Mortgage Pass Through Certificates, Series 2006-AR3, Class A1A, 1.30%, due 05/25/46†	1,037,715
59,662	Washington Mutual, Inc., Series 2005-AR8, Class 2A1A, 0.55%, due 07/25/45†	51,924

		40,305,904

	Convertible Debt — 0.0%

245,000	Icahn Enterprises, LP, 4.00%, due 08/15/13†	231,831

	Corporate Debt — 25.6%

85,000	ACCO Brands Corp., 10.63%, due 03/15/15	96,050
30,000	AES Corp. (The), Senior Note, 7.75%, due 03/01/14	32,175
150,000	AES Corp. (The), Senior Note, 7.75%, due 10/15/15	160,875
680,000	AES Corp. (The), Senior Note, 8.00%, due 06/01/20	724,200
370,000	Alcatel-Lucent USA, Inc., 6.45%, due 03/15/29	294,150
30,000	Alcoa, Inc., 6.00%, due 07/15/13	33,032
155,000	Alere, Inc., 8.63%, due 10/01/18 144A	157,713
115,000	Alere, Inc., 9.00%, due 05/15/16	119,025
170,000	Aleris International, Inc., Senior Note, (PIK), 9.00%, due 12/15/14¤ †††	765
350,000	Alliant Techsystems, Inc., 6.88%, due 09/15/20	361,812
3,307,000	Ally Financial, Inc., 6.88%, due 09/15/11	3,414,477
169,000	Ally Financial, Inc., 7.50%, due 12/31/13	182,943
140,000	Ally Financial, Inc., 8.00%, due 03/15/20	153,300
685,000	Ally Financial, Inc., 8.00%, due 11/01/31	734,658
45,000	Ally Financial, Inc., 8.00%, due 11/01/31	48,713
270,000	Altria Group, Inc., 8.50%, due 11/10/13	319,789
490,000	Altria Group, Inc., 9.25%, due 08/06/19	640,477
440,000	Amerada Hess Corp., 7.30%, due 08/15/31	529,215
290,000	America Movil SAB de CV, 5.00%, due 03/30/20	302,890
150,000	America Movil SAB de CV, Guaranteed Senior Note, 5.63%, due 11/15/17	164,274
970,000	American Express Co., 8.13%, due 05/20/19	1,208,799
610,000	American Express Co., Subordinated Note, 6.80%, due 09/01/66†	608,475
590,000	American Express Credit Corp., 2.75%, due 09/15/15	581,008
1,900,000	American Express Credit Corp., 5.88%, due 05/02/13	2,067,453
100,000	American General Finance Corp., 5.40%, due 12/01/15	79,375
755,000	American General Finance Corp., 6.90%, due 12/15/17	613,437
1,500,000	American International Group, Inc., 5.85%, due 01/16/18	1,551,154
730,000	American International Group, Inc., 6.40%, due 12/15/20	767,334

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

2,500,000	American International Group, Inc., 8.25%, due 08/15/18	2,888,500
460,000	American International Group, Inc., Junior Subordinated Note, Series A, 6.25%, due 03/15/87	409,101
330,000	American Railcar Industries, Inc., Senior Note, 7.50%, due 03/01/14	337,425
175,000	American Transmission Systems, Inc., 5.25%, due 01/15/22 144A	179,747
310,000	Amsted Industries, Inc., 8.13%, due 03/15/18 144A	330,537
430,000	Anadarko Finance Co., Senior Note, 7.50%, due 05/01/31	476,764
50,000	Anadarko Petroleum Corp., 5.75%, due 06/15/14	53,564
235,000	Anadarko Petroleum Corp., 6.38%, due 09/15/17	256,338
75,000	Anadarko Petroleum Corp., 7.63%, due 03/15/14	84,138
165,000	Anadarko Petroleum Corp., Senior Note, 5.95%, due 09/15/16	177,472
150,000	Anadarko Petroleum Corp., Senior Note, 6.45%, due 09/15/36	150,075
740,000	Anglo American Capital Plc, 4.45%, due 09/27/20 144A	752,949
110,000	AngloGold Ashanti Holdings Plc, 5.38%, due 04/15/20	114,609
130,000	AngloGold Ashanti Holdings Plc, 6.50%, due 04/15/40	133,334
500,000	Anheuser-Busch InBev Worldwide, Inc., 3.63%, due 04/15/15	516,597
660,000	Anheuser-Busch InBev Worldwide, Inc., 5.00%, due 04/15/20	698,873
665,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 11/15/14 144A	733,309
470,000	Anheuser-Busch InBev Worldwide, Inc., 5.38%, due 01/15/20	510,203
700,000	Apache Corp., 5.25%, due 04/15/13	762,073
265,000	ARAMARK Corp., Senior Note, 8.50%, due 02/01/15	278,250
104,000	Arch Western Finance LLC, Guaranteed Senior Note, 6.75%, due 07/01/13	105,560
250,000	Ardagh Packaging Finance, 9.13%, due 10/15/20 144A	261,250
200,000	Associated Materials LLC, 9.13%, due 11/01/17 144A	209,500
210,000	Astoria Depositor Corp., Series B, 8.14%, due 05/01/21 144A	210,000
80,000	AT&T, Inc., Global Note, 5.50%, due 02/01/18	89,002
1,520,000	AT&T, Inc., Global Note, 6.30%, due 01/15/38	1,608,853
15,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., 9.63%, due 03/15/18	16,238
72,000	Avis Budget Car Rental LLC/Avis Budget Finance, Inc., Senior Note, 7.63%, due 05/15/14	74,160
20,000	BAC Capital Trust XIV, 5.63%, due 12/31/49†	14,354
410,000	Baker Hughes, Inc., Senior Note, 7.50%, due 11/15/18	514,913
700,000	Ball Corp., 5.75%, due 05/15/21	679,000
250,000	Ball Corp., 6.75%, due 09/15/20	263,750
400,000	Bank of America Corp., 4.50%, due 04/01/15	406,924
1,195,000	Bank of America Corp., 5.63%, due 07/01/20	1,220,522
490,000	Bank of America Corp., 7.63%, due 06/01/19	565,099
70,000	Bank of America Corp., 8.00%, due 12/29/49†	70,640
500,000	Bank of America Corp., (MTN), Series L, 5.65%, due 05/01/18	511,647
2,670,000	Bank of America Corp., Senior Note, 5.75%, due 12/01/17	2,782,420
560,000	Bank of Tokyo-Mitsubishi UFJ, Ltd., 3.85%, due 01/22/15 144A	584,397
140,000	Barclays Bank Plc, 5.20%, due 07/10/14	151,333
2,300,000	Barclays Bank Plc, 7.43%, due 09/29/49 † 144A	2,271,250
400,000	Barclays Bank Plc, 10.18%, due 06/12/21 144A	498,958
120,000	Barclays Bank Plc, Subordinated Note, 6.05%, due 12/04/17 144A	123,269
580,000	Barrick Gold Corp., 6.95%, due 04/01/19	712,863
230,000	Basic Energy Services, Inc., Senior Note, 7.13%, due 04/15/16	224,250
95,000	Bausch & Lomb, Inc., Senior Note, 9.88%, due 11/01/15	102,125

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

225,000	BE Aerospace, Inc., Senior Note, 8.50%, due 07/01/18	246,938
545,000	Bear Stearns Cos. (The), Inc., 6.95%, due 08/10/12	594,821
330,000	Bear Stearns Cos. LLC (The), Senior Global Note, 7.25%, due 02/01/18	391,625
255,000	Beazer Homes USA, Inc., 8.13%, due 06/15/16	251,813
390,000	Berkshire Hathaway, Inc., 3.20%, due 02/11/15	402,819
1,020,000	BHP Billiton Finance USA, Ltd., 6.50%, due 04/01/19	1,214,915
260,000	Boeing Capital Corp., 4.70%, due 10/27/19	276,150
280,000	Boeing Co. (The), 4.88%, due 02/15/20	301,975
285,000	Boise Cascade LLC, Senior Subordinated Note, 7.13%, due 10/15/14	280,013
180,000	Boise Paper Holdings LLC/Boise Finance Co., 9.00%, due 11/01/17	197,550
90,000	Bombardier, Inc., 7.50%, due 03/15/18 144A	96,975
245,000	Bombardier, Inc., 7.75%, due 03/15/20 144A	265,213
30,000	Boyd Gaming Corp., 7.13%, due 02/01/16	27,075
270,000	BP Capital Markets Plc, 3.13%, due 10/01/15	270,109
500,000	BP Capital Markets Plc, 5.25%, due 11/07/13	541,865
315,000	BP Capital Markets Plc, Guaranteed Note, 3.13%, due 03/10/12	322,194
160,000	BP Capital Markets Plc, Guaranteed Note, 3.88%, due 03/10/15	165,197
20,000	Bristol-Myers Squibb Co., 6.88%, due 08/01/97	22,544
220,000	California Steel Industries, Inc., Senior Note, 6.13%, due 03/15/14	219,175
195,000	Calpine Construction Finance Co., LP and CCFC Finance Corp., 8.00%, due 06/01/16 144A	208,163
140,000	Calpine Corp., 7.25%, due 10/15/17 144A	140,700
490,000	Calpine Corp., 7.50%, due 02/15/21 144A	485,100
245,000	Calpine Corp., 7.88%, due 07/31/20 144A	249,288
4,000,000	Canadian Imperial Bank of Commerce, 2.00%, due 02/04/13 144A	4,073,584
250,000	Canadian Natural Resources, Ltd., 6.50%, due 02/15/37	285,324
295,000	CareFusion Corp., 5.13%, due 08/01/14	319,139
385,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.25%, due 10/30/17	392,700
675,000	CDP Financial, Inc., 3.00%, due 11/25/14 144A	686,769
660,000	CDP Financial, Inc., 4.40%, due 11/25/19 144A	672,234
180,000	Ceasars Entertainment Operating Co., Inc., 10.00%, due 12/15/18	165,150
255,000	Ceasars Entertainment Operating Co., Inc., 10.00%, due 12/15/18	233,963
85,000	Ceasars Entertainment Operating Co., Inc., 12.75%, due 04/15/18 144A	85,850
1,320,000	Cellco Partnership/Verizon Wireless Capital LLC, 8.50%, due 11/15/18	1,729,902
404,300	Century Aluminum Co., 8.00%, due 05/15/14	427,042
265,000	Cequel Communications Holdings I LLC and Cequel Capital Corp., 8.63%, due 11/15/17 144A	278,250
280,000	CF Industries, Inc., 6.88%, due 05/01/18	300,300
180,000	CF Industries, Inc., 7.13%, due 05/01/20	197,550
95,000	Charter Communications Operating LLC/Charter Communications Capital Corp., Senior Note, 8.00%, due 04/30/12 144A	100,225
340,000	CHC Helicopter SA, 9.25%, due 10/15/20 144A	353,600
95,000	Chesapeake Energy Corp., 6.50%, due 08/15/17	95,950
220,000	Chesapeake Energy Corp., 6.63%, due 08/15/20	217,800
130,000	Chesapeake Energy Corp., 6.88%, due 08/15/18	132,600
195,000	Chesapeake Energy Corp., Senior Note, 7.25%, due 12/15/18	202,800
110,000	CHS/Community Health Systems, Inc., Senior Note, 8.88%, due 07/15/15	115,775
52,669	CIT Group, Inc., 7.00%, due 05/01/13	53,854

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

139,503	CIT Group, Inc., 7.00%, due 05/01/14	141,247
154,501	CIT Group, Inc., 7.00%, due 05/01/15	155,274
327,504	CIT Group, Inc., 7.00%, due 05/01/16	329,551
360,506	CIT Group, Inc., 7.00%, due 05/01/17	362,309
300,000	Citigroup, Inc., 0.83%, due 01/16/12†	461,787
100,000	Citigroup, Inc., 1.17%, due 06/28/13†	127,663
200,000	Citigroup, Inc., 4.59%, due 12/15/15	208,732
175,000	Citigroup, Inc., 4.75%, due 05/19/15	183,423
430,000	Citigroup, Inc., 5.38%, due 08/09/20	447,609
830,000	Citigroup, Inc., 6.00%, due 12/13/13	907,584
1,770,000	Citigroup, Inc., 6.01%, due 01/15/15	1,943,483
130,000	Citigroup, Inc., 6.38%, due 08/12/14	143,793
1,200,000	Citigroup, Inc., Global Senior Note, 6.13%, due 11/21/17	1,316,922
540,000	Citigroup, Inc., Global Senior Note, 6.50%, due 08/19/13	593,312
590,000	Citigroup, Inc., Senior Note, 6.88%, due 03/05/38	656,573
600,000	Citigroup, Inc., Subordinated Note, 5.00%, due 09/15/14	621,208
75,000	Clear Channel Communications, Inc., 4.90%, due 05/15/15	58,125
495,000	Clear Channel Communications, Inc., 5.50%, due 12/15/16	324,225
110,000	Clear Channel Communications, Inc., 6.88%, due 06/15/18	69,025
65,000	Clear Channel Communications, Inc., 7.25%, due 10/15/27	36,725
95,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.25%, due 12/15/17	102,481
105,000	Cloud Peak Energy Resources LLC/Cloud Peak Energy Finance Corp., 8.50%, due 12/15/19	115,500
25,000	CNH Americah LLC, 7.25%, due 01/15/16	27,125
140,000	Colt Defense LLC/Colt Finance Corp., 8.75%, due 11/15/17 144A	104,300
455,000	Comcast Cable Communications Holdings, Inc., 8.38%, due 03/15/13	518,007
600,000	Comcast Corp., 5.65%, due 06/15/35	584,778
445,000	Comcast Corp., 6.40%, due 03/01/40	478,612
870,000	Comcast Corp., 6.50%, due 01/15/15	991,582
130,000	Comcast Corp., 6.50%, due 01/15/17	150,050
40,000	Comcast Corp., 6.95%, due 08/15/37	45,389
65,000	Comcast Corp., 7.05%, due 03/15/33	74,476
100,000	Comcast Corp., Guaranteed Note, 6.45%, due 03/15/37	107,195
310,000	Commonwealth Bank of Australia, 3.75%, due 10/15/14 144A	321,878
130,000	Commonwealth Bank of Australia, 5.00%, due 10/15/19 144A	136,315
260,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.50%, due 05/15/15	265,850
120,000	Compagnie Generale de Geophysique-Veritas, Senior Note, 7.75%, due 05/15/17	123,600
130,000	Complete Production Services, Inc., Senior Note, 8.00%, due 12/15/16	135,200
173,900	Compton Petroleum Finance Corp., 10.00%, due 09/15/17	144,337
490,000	ConocoPhillips Holding Co., 6.95%, due 04/15/29	603,884
240,000	ConocoPhillips, Guaranteed Note, 5.90%, due 05/15/38	264,920
220,000	Consol Energy, Inc., 8.25%, due 04/01/20 144A	238,700
250,000	Constellation Brands, Inc., Senior Note, 7.25%, due 05/15/17	265,938
90,000	Constellation Energy Group, Inc., Senior Note, 7.60%, due 04/01/32	102,138
460,000	Continental Airlines, Inc., 6.75%, due 09/15/15 144A	476,100
210,000	Countrywide Financial Corp., Subordinated Note, 6.25%, due 05/15/16	215,596
240,000	Cox Communications, Inc., 5.45%, due 12/15/14	264,446

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

150,000	Cox Communications, Inc., 8.38%, due 03/01/39 144A	195,000
560,000	Credit Agricole SA, 8.38%, due 12/31/49 † 144A	578,200
475,000	Credit Suisse, 5.00%, due 05/15/13 (a)	511,520
325,000	Credit Suisse AG, 5.40%, due 01/14/20	332,504
190,000	Credit Suisse Guernsey, Ltd., 5.86%, due 05/29/49†	180,500
500,000	Credit Suisse/New York, Subordinated Note, 6.00%, due 02/15/18	536,925
170,000	Crown Castle International Corp., Senior Note, 9.00%, due 01/15/15	188,275
405,000	Crown Castle Towers LLC, 6.11%, due 01/15/20 144A	423,283
1,050,000	CVS Caremark Corp., 6.60%, due 03/15/19	1,231,405
3,000,000	Daimler Finance North America LLC, 5.75%, due 09/08/11	3,100,359
700,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	792,973
410,000	DaimlerChrysler NA Holding Corp., Guaranteed Note, 5.88%, due 03/15/11	414,177
140,000	DaVita, Inc., 6.63%, due 11/01/20	138,950
375,000	Delta Air Lines, Inc., 12.25%, due 03/15/15 144A	424,687
275,000	Delta Petroleum Corp., Senior Note, 7.00%, due 04/01/15	182,875
35,000	Denbury Resources, Inc., 9.75%, due 03/01/16	39,200
170,000	Denbury Resources, Inc., Guaranteed Senior Subordinated Note, 7.50%, due 12/15/15	176,800
300,000	Depfa ACS Bank, 5.13%, due 03/16/37 ¤ 144A	202,972
500,000	Deutsche Bank AG/London, 4.88%, due 05/20/13	536,416
310,000	Deutsche Telekom International Finance BV, 5.75%, due 03/23/16	347,591
650,000	Devon Energy Corp., 7.95%, due 04/15/32	865,589
500,000	Dexia Credit Local SA, 2.38%, due 09/23/11 144A	504,984
745,000	Dexia Credit Local SA, 2.75%, due 04/29/14 144A	756,349
730,000	Diageo Capital Plc, 4.83%, due 07/15/20	771,748
150,000	DIRECTV Holdings LLC/DIRECTV Financing Co., Inc., 6.00%, due 08/15/40	151,111
360,000	Discovery Communications LLC, 3.70%, due 06/01/15	373,099
30,000	DISH DBS Corp., 7.88%, due 09/01/19	31,500
500,000	Dominion Resources, Inc., 5.20%, due 08/15/19	542,262
410,000	Dominion Resources, Inc., 5.70%, due 09/17/12	441,359
125,000	Dominion Resources, Inc., Senior Note, Series B, 5.95%, due 06/15/35	133,277
115,000	Domtar Corp., 7.13%, due 08/15/15	124,200
215,000	Domtar Corp., 10.75%, due 06/01/17	271,975
350,000	Dow Chemical Co. (The), 4.25%, due 11/15/20	336,596
500,000	Duke Energy Corp., 5.63%, due 11/30/12	542,056
155,000	Echostar DBS Corp., Senior Note, 6.63%, due 10/01/14	161,200
40,000	Echostar DBS Corp., Senior Note, 7.00%, due 10/01/13	42,900
110,000	Echostar DBS Corp., Senior Note, 7.75%, due 05/31/15	117,425
5,000	Edison Mission Energy, Senior Note, 7.20%, due 05/15/19	3,888
260,000	Edison Mission Energy, Senior Note, 7.50%, due 06/15/13	256,100
70,000	Edison Mission Energy, Senior Note, 7.63%, due 05/15/27	50,925
1,000,000	EI du Pont de Nemours & Co., 3.63%, due 01/15/21	968,875
630,000	Eksportfinans ASA, 2.00%, due 09/15/15	615,955
260,000	Eksportfinans ASA, 3.00%, due 11/17/14	268,545
250,000	Eksportfinans ASA, 5.50%, due 06/26/17	280,975
28,000	El Paso Corp., 7.75%, due 01/15/32	27,992
180,000	El Paso Corp., Senior Note, 6.88%, due 06/15/14	192,146
480,000	El Paso Corp., Senior Note, 7.00%, due 06/15/17	508,951

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

190,000	El Paso Natural Gas Co., 8.38%, due 06/15/32	224,431
305,000	El Paso Natural Gas Co., 8.63%, due 01/15/22	373,112
430,000	El Paso Performance Linked Trust, 7.75%, due 07/15/11 144A	442,332
55,000	El Paso Pipeline Partners Operating Co. LLC, 6.50%, due 04/01/20	57,981
653,354	Energy Future Holdings Corp. (PIK), 11.25%, due 12/01/14	395,279
555,000	Energy Future Holdings Corp., Senior Note, Series R, 6.55%, due 11/15/34	199,800
1,778,000	Energy Future Intermediate Holding Co. LLC/EFIH Finance, Inc., 10.00%, due 12/01/20	1,842,493
250,000	Energy Transfer Equity, LP, 7.50%, due 10/15/20	258,750
720,000	Energy Transfer Partners, LP, 9.00%, due 04/15/19	903,380
185,000	EnergySolutions, Inc./EnergySolutions LLC, Series 1, 10.75%, due 08/15/18 144A	202,806
1,000,000	Enterprise Products Operating LLC, 5.25%, due 01/31/20	1,042,064
100,000	Enterprise Products Operating LLC, 6.13%, due 10/15/39	104,439
125,000	Enterprise Products Operating LLC, Guaranteed Senior Note, 6.50%, due 01/31/19	142,158
600,000	Fiat Finance & Trade SA, 9.00%, due 07/30/12	867,192
250,000	Fifth Third Capital Trust IV, 6.50%, due 04/15/67†	239,375
9,000	FirstEnergy Corp., Series B, 6.45%, due 11/15/11	9,368
1,385,000	FirstEnergy Corp., Series C, 7.38%, due 11/15/31	1,463,980
175,000	Florida Power & Light Co., 5.95%, due 02/01/38	194,600
21,000	Florida Power Corp., 6.40%, due 06/15/38	24,503
130,000	FMC Finance III SA, Guaranteed Senior Note, 6.88%, due 07/15/17	138,450
310,000	FMG Resources August 2006 Pty, Ltd., 6.88%, due 02/01/18 144A	310,000
205,000	Ford Holdings LLC, 9.30%, due 03/01/30	239,850
750,000	Ford Motor Co., 6.63%, due 10/01/28	729,375
110,000	Ford Motor Co., 7.13%, due 11/15/25	110,000
380,000	Ford Motor Co., Global Note, 7.45%, due 07/16/31	408,975
776,000	Ford Motor Credit Co., 8.00%, due 12/15/16	868,185
700,000	Ford Motor Credit Co. LLC, 12.00%, due 05/15/15	881,335
1,080,000	Freeport-McMoRan Copper & Gold, Inc., Senior Note, 8.38%, due 04/01/17	1,196,216
380,000	Freescale Semiconductor, Inc., Series 1, 9.25%, due 04/15/18 144A	419,900
90,000	Frontier Communications Corp., 7.00%, due 11/01/25	84,150
215,000	Frontier Communications Corp., 7.05%, due 10/01/46	185,975
3,000,000	Gazprom Via Gaz Capital SA, 6.51%, due 03/07/22 144A	3,075,000
1,035,000	General Electric Capital Corp., 0.41%, due 04/10/12†	1,033,857
2,600,000	General Electric Capital Corp., 0.60%, due 06/20/14†	2,480,501
1,020,000	General Electric Capital Corp., 2.13%, due 12/21/12	1,048,489
1,160,000	General Electric Capital Corp., 4.38%, due 09/16/20	1,143,853
700,000	General Electric Capital Corp., 5.50%, due 01/08/20	749,976
960,000	General Electric Capital Corp., 6.00%, due 08/07/19	1,069,903
860,000	General Electric Capital Corp., 6.38%, due 11/15/67†	854,625
250,000	Geokinetics Holdings USA, Inc., 9.75%, due 12/15/14	241,250
780,000	GlaxoSmithKline Capital, Inc., Guaranteed Note, 5.65%, due 05/15/18	893,239
225,000	Glencore Funding LLC, Guaranteed Note, 6.00%, due 04/15/14 144A	237,956
150,000	Glitnir Banki HF, 6.33%, due 07/28/11 ¤ ††† 144A	45,375
290,000	Glitnir Banki HF, 6.38%, due 09/25/12 ¤ ††† 144A	87,725
320,000	Glitnir Banki HF, Subordinated Note, 6.69%, due 06/15/16 ¤ ††† 144A	3
30,000	Goldman Sachs Capital II, Guaranteed Note, 5.79%, due 12/29/49†	25,575
90,000	Goldman Sachs Group (The), Inc., 3.63%, due 08/01/12	92,916

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

40,000	Goldman Sachs Group (The), Inc., 4.75%, due 07/15/13	42,636
30,000	Goldman Sachs Group (The), Inc., 5.30%, due 02/14/12	31,400
720,000	Goldman Sachs Group (The), Inc., 5.38%, due 03/15/20	745,366
140,000	Goldman Sachs Group (The), Inc., 5.45%, due 11/01/12	149,799
1,110,000	Goldman Sachs Group (The), Inc., 5.95%, due 01/18/18	1,205,959
780,000	Goldman Sachs Group (The), Inc., 6.00%, due 06/15/20	844,449
400,000	Goldman Sachs Group (The), Inc., 6.15%, due 04/01/18	441,126
60,000	Goldman Sachs Group (The), Inc., 6.60%, due 01/15/12	63,464
845,000	Goldman Sachs Group (The), Inc., 7.50%, due 02/15/19	986,798
340,000	Goldman Sachs Group (The), Inc., Global Note, 5.25%, due 10/15/13	368,193
2,600,000	Goldman Sachs Group (The), Inc., Senior Note, 6.25%, due 09/01/17	2,873,172
20,000	Goodyear Tire & Rubber Co. (The), 8.25%, due 08/15/20	20,800
235,000	Goodyear Tire & Rubber Co. (The), 10.50%, due 05/15/16	269,075
15,000	Gulfmark Offshore, Inc., Senior Note, 7.75%, due 07/15/14	15,300
75,000	Hapag-Lloyd AG, 9.75%, due 10/15/17 144A	81,563
165,000	Hartford Financial Services Group, Inc., 6.00%, due 01/15/19	172,231
110,000	HBOS Capital Funding, LP, 6.07%, due 06/30/49 † 144A	90,750
100,000	HBOS Treasury Services Plc/New York, NY, 5.25%, due 02/21/17 144A	103,840
20,000	HCA, Inc., 5.75%, due 03/15/14	19,800
9,000	HCA, Inc., 6.25%, due 02/15/13	9,225
7,000	HCA, Inc., 6.30%, due 10/01/12	7,193
570,000	HCA, Inc., 6.50%, due 02/15/16	560,025
20,000	HCA, Inc., Senior Note, 9.13%, due 11/15/14	21,025
180,000	HCA, Inc., Senior Note, 9.25%, due 11/15/16	192,488
67,000	HCA, Inc., Senior Note, (PIK), 9.63%, due 11/15/16	71,941
215,000	Helix Energy Solutions Group, Inc., Senior Note, 9.50%, due 01/15/16 144A	221,988
190,000	Hertz Corp. (The), 7.50%, due 10/15/18 144A	198,075
210,000	Hertz Corp., Senior Note, 8.88%, due 01/01/14	215,775
40,000	Hess Corp., 7.88%, due 10/01/29	50,336
690,000	Hess Corp., 8.13%, due 02/15/19	873,080
235,000	Hexcel Corp., Senior Subordinated Note, 6.75%, due 02/01/15	240,875
285,000	Hexion US Finance Corp./Hexion Nova Scotia Finance ULC, 8.88%, due 02/01/18	306,019
185,000	Hilcorp Energy I LP/Hilcorp Finance Co., Senior Note, 9.00%, due 06/01/16 144A	196,563
300,000	Home Depot, Inc., Senior Note, 5.88%, due 12/16/36	313,099
50,000	Hornbeck Offshore Services, Inc., 8.00%, due 09/01/17	51,250
250,000	Hornbeck Offshore Services, Inc., Senior Note, Series B, 6.13%, due 12/01/14	251,250
200,000	HSBC Bank Plc, 3.50%, due 06/28/15 144A	205,233
300,000	HSBC Finance Capital Trust IX, 5.91%, due 11/30/35†	279,000
1,060,000	HSBC Finance Corp., 6.68%, due 01/15/21 144A	1,072,841
75,000	Huntsman International LLC, 8.63%, due 03/15/20	81,938
100,000	Huntsman International LLC, 8.63%, due 03/15/21 144A	108,500
240,000	Huntsman International LLC, Senior Subordinated Note, 7.38%, due 01/01/15	246,600
75,000	Icahn Enterprises, LP/Icahn Enterprises Finance Corp., 7.75%, due 01/15/16	75,375
300,000	ICICI Bank, Ltd., Reg S, Subordinated Note, 6.38%, due 04/30/22 † 144A	286,285
140,000	Inergy LP/Inergy Finance Corp., 7.00%, due 10/01/18 144A	141,750
25,000	Inergy, LP/Inergy Finance Corp., 8.75%, due 03/01/15	26,750
270,000	Inergy, LP/Inergy Finance Corp., Senior Note, 6.88%, due 12/15/14	275,400
460,000	Intelsat Jackson Holdings SA, 7.25%, due 10/15/20 144A	466,900

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

110,000	Intelsat Jackson Holdings SA, 8.50%, due 11/01/19 144A	120,175
20,000	Intelsat Jackson Holdings SA, 9.50%, due 06/15/16	21,200
235,000	Interface, Inc., 7.63%, due 12/01/18 144A	243,813
190,000	Intergen NV, Senior Note, 9.00%, due 06/30/17 144A	202,350
300,000	International Lease Finance Corp., 0.64%, due 07/13/12†	285,607
1,400,000	International Lease Finance Corp., 1.00%, due 03/17/15	1,426,250
300,000	International Lease Finance Corp., 5.75%, due 06/15/11	303,000
220,000	International Lease Finance Corp., 6.50%, due 09/01/14 144A	234,300
1,130,000	International Lease Finance Corp., 6.75%, due 09/01/16 144A	1,211,925
600,000	International Lease Finance Corp., 7.00%, due 03/17/16	611,250
125,000	International Paper, Co., 7.30%, due 11/15/39	142,892
370,000	Intesa Sanpaolo Spa, 3.63%, due 08/12/15 144A	358,067
27,000	Invista, Senior Note, 9.25%, due 05/01/12 144A	27,540
75,000	Iron Mountain, Inc., 8.75%, due 07/15/18	79,125
240,000	Isle of Capri Casinos, Inc., 7.00%, due 03/01/14	236,400
95,000	Jabil Circuit, Inc., 5.63%, due 12/15/20	93,813
345,000	Japan Finance Corp., 2.00%, due 06/24/11	347,636
310,000	Jarden Corp., 7.50%, due 01/15/20	324,725
2,260,000	JPMorgan Chase & Co., 4.25%, due 10/15/20	2,211,593
860,000	JPMorgan Chase & Co., 4.40%, due 07/22/20	848,084
1,030,000	JPMorgan Chase & Co., Global Subordinated Note, 5.15%, due 10/01/15	1,090,492
210,000	JPMorgan Chase & Co., Senior Note, 5.60%, due 06/01/11	214,507
1,440,000	JPMorgan Chase & Co., Subordinated Note, 6.13%, due 06/27/17	1,582,000
725,000	JPMorgan Chase Bank NA, 0.63%, due 06/13/16†	684,232
290,000	JPMorgan Chase Bank NA, 6.00%, due 10/01/17	321,933
310,000	JPMorgan Chase Bank NA, Subordinated Note, 6.00%, due 07/05/17	336,682
205,000	K Hovnanian Enterprises, Inc., 10.63%, due 10/15/16	211,150
180,000	K Hovnanian Enterprises, Inc., Guaranteed Senior Note, 6.50%, due 01/15/14	149,850
305,000	KAR Auction Services, Inc., Senior Note, 8.75%, due 05/01/14	318,725
2,000	KAR Auction Services, Inc., Senior Subordinated Note, 10.00%, due 05/01/15	2,130
100,000	Kaupthing Bank HF, 7.13%, due 05/19/16 ¤ ††† 144A	510
1,680,000	Kaupthing Bank HF, 7.63%, due 02/28/15 ¤ ††† 144A	457,800
720,000	Kerr-McGee Corp., 7.88%, due 09/15/31	827,606
1,000,000	KeyCorp, 6.50%, due 05/14/13	1,086,313
40,000	Kinder Morgan Energy Partners, LP, 6.75%, due 03/15/11	40,446
30,000	Kinder Morgan Energy Partners, LP, 7.13%, due 03/15/12	32,013
60,000	Kinder Morgan Energy Partners, LP, Senior Note, 5.00%, due 12/15/13	65,233
770,000	Kinder Morgan Energy Partners, LP, Senior Note, 6.00%, due 02/01/17	851,212
2,300,000	Kinder Morgan Finance Co. ULC, Guaranteed Note, 5.70%, due 01/05/16	2,340,250
1,245,000	Kraft Foods, Inc., 5.38%, due 02/10/20	1,342,380
185,000	Kraft Foods, Inc., 6.50%, due 08/11/17	215,648
25,000	Kraft Foods, Inc., 6.50%, due 02/09/40	28,113
210,000	Kraft Foods, Inc., Global Note, 6.50%, due 11/01/31	234,286
600,000	Kroger Co. (The), Senior Note, 6.15%, due 01/15/20	681,095
100,000	L-3 Communications Corp, Senior Subordinated Note, 6.38%, due 10/15/15	103,500
245,000	Lamar Media Corp., Senior Subordinated Note, 6.63%, due 08/15/15	252,350
60,000	Lamar Media Corp., Senior Subordinated Note, Series C, 6.63%, due 08/15/15	61,200
290,000	Landsbanki Islands HF, 6.10%, due 08/25/11 ¤ ††† 144A	33,350

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

600,000	LBG Capital No. 1 Plc, 7.88%, due 11/01/20	549,000
100,000	LBI Escrow Corp., 8.00%, due 11/01/17 144A	110,875
470,000	Lehman Brothers Holdings Capital Trust VII, (MTN), 5.86%, due 11/29/49 †††	141
270,000	Lehman Brothers Holdings, Inc., (MTN), Series I, 6.75%, due 12/28/17 †††	149
890,000	Lehman Brothers Holdings, Inc., Subordinated Note, 6.50%, due 07/19/17 †††	490
220,000	Libbey Glass, Inc., 10.00%, due 02/15/15 144A	237,600
375,000	Liberty Mutual Group, Inc., Junior Subordinated Note, Series A, 7.80%, due 03/07/87 144A	373,125
120,000	Life Technologies Corp., 4.40%, due 03/01/15	124,819
100,000	Life Technologies Corp., 5.00%, due 01/15/21	99,252
125,000	Life Technologies Corp., 6.00%, due 03/01/20	134,129
100,000	Lincoln National Corp., 7.00%, due 06/15/40	109,102
115,000	LINN Energy LLC, 8.63%, due 04/15/20 144A	124,488
415,000	LINN Energy LLC, 9.88%, due 07/01/18	456,500
500,000	Lloyds TSB Bank Plc, 4.38%, due 01/12/15 144A	500,342
810,000	Lloyds TSB Bank Plc, 5.80%, due 01/13/20 144A	801,152
300,000	Lloyds TSB Bank Plc, 6.50%, due 09/14/20 144A	276,490
1,700,000	Macquarie Bank, Ltd., 4.10%, due 12/17/13 144A	1,826,050
80,000	Mandalay Resort Group, Senior Note, 6.38%, due 12/15/11	80,900
375,000	Manulife Financial Corp., 3.40%, due 09/17/15	367,718
170,000	MarkWest Energy Partners, LP/MarkWest Energy Finance Corp., Series B, 8.50%, due 07/15/16	180,200
160,000	MBNA Capital A, Series A, 8.28%, due 12/01/26	163,200
225,000	MDC Holdings, Inc., 5.63%, due 02/01/20	222,320
240,000	Medtronic, Inc., 4.45%, due 03/15/20	249,632
100,000	Merck & Co., Inc., 6.40%, due 03/01/28	115,486
700,000	Merrill Lynch & Co., Inc., 1.33%, due 05/30/14†	881,889
190,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	200,510
9,450,000	Merrill Lynch & Co., Inc., 6.88%, due 04/25/18	10,356,652
840,000	Merrill Lynch & Co., Inc., Subordinated Note, 5.70%, due 05/02/17	843,931
250,000	MetLife, Inc., 4.75%, due 02/08/21	255,765
240,000	MetLife, Inc., 5.88%, due 02/06/41	253,955
25,000	Metlife, Inc., Senior Note, 6.38%, due 06/15/34	27,377
165,000	Metlife, Inc., Senior Secured Note, Series B, 7.72%, due 02/15/19	202,893
560,000	Metlife, Inc., Subordinated Note, 6.40%, due 12/15/36	529,200
60,000	MetroPCS Wireless, Inc., 6.63%, due 11/15/20	57,300
135,000	MetroPCS Wireless, Inc., 7.88%, due 09/01/18	140,738
175,000	Metropolitan Life Global Funding I, 2.88%, due 09/17/12 144A	179,438
175,000	Metropolitan Life Global Funding I, 5.13%, due 06/10/14 144A	190,506
90,000	MGM Resorts International, 5.88%, due 02/27/14	83,475
180,000	MGM Resorts International, 6.63%, due 07/15/15	165,825
200,000	MGM Resorts International, 7.50%, due 06/01/16	188,000
40,000	MGM Resorts International, 7.63%, due 01/15/17	37,600
15,000	MGM Resorts International, 10.38%, due 05/15/14	16,913
35,000	MGM Resorts International, 11.13%, due 11/15/17	40,425
80,000	MGM Resorts International, 11.38%, due 03/01/18	87,200
150,000	MidAmerican Energy Holdings Co., Senior Note, 6.50%, due 09/15/37	170,253
170,000	Mirant Americas Generation LLC, 9.13%, due 05/01/31	168,300

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

210,000	Mizuho Capital Investment USD 2, Ltd., 14.95%, due 12/31/49 † 144A	272,846
40,000	Mohegan Tribal Gaming Authority, Series 1, 11.50%, due 11/01/17 144A	37,100
265,000	Mohegan Tribal Gaming Authority, Senior Note, 6.13%, due 02/15/13	221,275
75,000	Moog, Inc., 7.25%, due 06/15/18	78,750
975,000	Morgan Stanley, 0.59%, due 01/09/14†	941,480
830,000	Morgan Stanley, 5.63%, due 01/09/12	866,854
1,000,000	Morgan Stanley, 6.60%, due 04/01/12	1,065,788
5,125,000	Morgan Stanley, 7.30%, due 05/13/19	5,778,068
130,000	Morgan Stanley, (MTN), Series F, 0.74%, due 10/18/16†	120,234
900,000	Morgan Stanley, (MTN), Series F, 5.75%, due 08/31/12	962,778
1,000,000	Morgan Stanley, (MTN), Series F, 6.63%, due 04/01/18	1,086,338
2,195,000	Motors Liquidation Co., 8.38%, due 07/15/33 †††	795,687
100,000	Motors Liquidation Co., Senior Note, 8.25%, due 07/15/23 †††	35,250
210,000	Mueller Water Products, Inc., Senior Subordinated Note, 7.38%, due 06/01/17	203,700
100,000	MUFG Capital Finance 1, Ltd., Secured Note, 6.35%, due 07/25/99†	100,885
180,000	Nalco Co., 6.63%, due 01/15/19 144A	184,950
50,000	National Semiconductor Corp., Senior Note, 6.60%, due 06/15/17	55,311
155,000	Navistar International Corp., 8.25%, due 11/01/21	167,400
300,000	NBC Universal, Inc., 4.38%, due 04/01/21 144A	291,775
230,000	NBC Universal, Inc., Series 1, 5.15%, due 04/30/20 144A	238,864
286,646	Neiman-Marcus Group, Inc., (PIK), 9.00%, due 10/15/15	301,695
225,000	News America, Inc., 6.20%, due 12/15/34	236,997
30,000	News America, Inc., Senior Note, 6.65%, due 11/15/37	33,337
50,000	News America, Inc., Senior Note, 7.28%, due 06/30/28	56,520
150,000	Nexen, Inc., 6.20%, due 07/30/19	161,786
330,000	Nordea Bank AB, 3.70%, due 11/13/14 144A	340,457
200,000	Nordea Bank AB, 4.88%, due 01/27/20 144A	205,555
60,000	Norfolk Southern Corp., Senior Note, 7.25%, due 02/15/31	72,045
250,000	Norske Skogindustrier ASA, 7.13%, due 10/15/33 144A	162,813
366,244	Nortek, Inc., 11.00%, due 12/15/13	391,881
225,000	Novelis, Inc., 8.38%, due 12/15/17 144A	234,000
100,000	Novelis, Inc., 8.75%, due 12/15/20 144A	104,250
335,000	NRG Energy, Inc., Series 1, 8.25%, due 09/01/20 144A	345,050
200,000	NRG Energy, Inc., Senior Note, 7.25%, due 02/01/14	204,500
40,000	NRG Energy, Inc., Senior Note, 7.38%, due 02/01/16	41,100
100,000	NRG Energy, Inc., Senior Note, 7.38%, due 01/15/17	103,250
600,000	Occidental Petroleum Corp., Senior Note, 7.00%, due 11/01/13	694,186
260,000	Ohio Edison Co., Senior Note, 6.88%, due 07/15/36	284,969
144,000	Oracle Corp., 5.38%, due 07/15/40 144A	146,358
550,000	Pacific Gas & Electric Co., 6.05%, due 03/01/34	604,136
10,000	Pacific Gas & Electric Co., Senior Note, 5.63%, due 11/30/17	11,274
250,000	Peabody Energy Corp., 6.50%, due 09/15/20	268,125
606,000	Pemex Project Funding Master Trust, 6.63%, due 06/15/35	619,631
171,000	PepsiCo, Inc., Senior Note, 7.90%, due 11/01/18	220,348
641,000	Petrobras International Finance Co. — PIFCo, 5.75%, due 01/20/20	668,286
20,000	Petrobras International Finance Co. — PIFCo, 5.88%, due 03/01/18	21,396
160,000	Petrobras International Finance Co. — PIFCo, 6.13%, due 10/06/16	176,804
100,000	Petroleos Mexicanos, 5.50%, due 01/21/21	101,750

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

210,000	Pfizer, Inc., 7.20%, due 03/15/39	272,689
205,000	PHI, Inc., 8.63%, due 10/15/18 144A	211,150
165,000	Pinafore LLC/Pinafore, Inc., 9.00%, due 10/01/18 144A	179,025
225,000	Pinnacle Entertainment, Inc., Senior Subordinated Note, 7.50%, due 06/15/15	226,688
200,000	Polypore International, Inc., 7.50%, due 11/15/17 144A	205,000
90,000	Potash Corp. of Saskatchewan, Inc., 4.88%, due 03/30/20	94,198
150,000	Progress Energy, Inc., 7.05%, due 03/15/19	178,246
275,000	Prudential Financial, Inc., 4.75%, due 09/17/15	291,252
100,000	Prudential Financial, Inc., 5.38%, due 06/21/20	104,689
50,000	Prudential Financial, Inc., 6.20%, due 11/15/40	53,078
270,000	QEP Resources, Inc., 6.88%, due 03/01/21	284,850
200,000	QVC, Inc., 7.38%, due 10/15/20 144A	210,500
20,000	Qwest Communications International, Inc., Senior Note, Series B, 7.50%, due 02/15/14	20,350
100,000	Qwest Corp., 6.88%, due 09/15/33	98,750
45,000	Qwest Corp., 7.50%, due 10/01/14	50,625
295,000	Rabobank Nederland NV, 11.00%, due 12/29/49 † 144A	382,409
140,000	RailAmerica, Inc., 9.25%, due 07/01/17	154,525
500,000	Range Resources Corp., 6.75%, due 08/01/20	518,125
487,000	Range Resources Corp., 8.00%, due 05/15/19	532,656
75,000	RathGibson, Inc., Senior Note, 11.25%, due 02/15/14 ¤ †††	904
220,000	Raytheon Co., 3.13%, due 10/15/20	203,279
220,000	Reed Elsevier Capital, Inc., Guaranteed Note, 8.63%, due 01/15/19	280,132
590,000	Resona Preferred Global Securities, Cayman, 7.19%, due 12/29/49 † 144A	586,133
755,000	Reynolds American, Inc., Senior Note, 6.75%, due 06/15/17	844,991
190,000	Reynolds American, Inc., Senior Secured Note, 7.25%, due 06/01/12	203,244
670,000	Reynolds Group DL Escrow Inc/Reynolds Group Escrow LLC, 7.75%, due 10/15/16 144A	711,875
120,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 7.13%, due 04/15/19 144A	122,700
310,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 8.50%, due 05/15/18 144A	313,100
125,000	Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Lu, 9.00%, due 04/15/19 144A	130,156
175,000	Rio Tinto Finance USA, Ltd., 3.50%, due 11/02/20	166,462
1,240,000	Rio Tinto Finance USA, Ltd., 9.00%, due 05/01/19	1,667,984
720,000	Roche Holdings, Inc., Guaranteed Note, 6.00%, due 03/01/19 144A	838,623
225,000	Rockies Express Pipeline LLC, 5.63%, due 04/15/20 144A	217,877
40,000	Rogers Cable, Inc., 6.25%, due 06/15/13	44,492
20,000	Rogers Communications, Inc., Senior Note, 6.80%, due 08/15/18	24,082
55,000	Rogers Wireless Communications, Inc., Senior Secured Note, 7.50%, due 03/15/15	65,313
100,000	Royal Bank of Scotland Group Plc, 4.88%, due 03/16/15	102,389
110,000	Royal Bank of Scotland Group Plc, 5.00%, due 11/12/13	108,701
550,000	Royal Bank of Scotland Group Plc, 5.00%, due 10/01/14	529,531
140,000	Royal Bank of Scotland Group Plc, 5.05%, due 01/08/15	134,812
710,000	Royal Bank of Scotland Group Plc, 6.40%, due 10/21/19	715,701
200,000	Royal Bank of Scotland Group Plc, 6.99%, due 10/29/49 144A	155,000

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

100,000	Royal Bank of Scotland Group Plc, Series U, 7.64%, due 03/31/43	67,000
20,000	Royal Bank of Scotland Group Plc, Subordinated Note, 6.38%, due 02/01/11	20,065
400,000	Royal Bank of Scotland Plc (The), 0.49%, due 08/29/17†	325,034
700,000	Royal Bank of Scotland Plc (The), 3.95%, due 09/21/15	688,854
150,000	RSHB Capital SA for OJSC Russian Agricultural Bank, 6.30%, due 05/15/17 144A	151,500
850,000	Safeway, Inc., 3.95%, due 08/15/20	806,490
100,000	San Diego Gas & Electric Co., 4.50%, due 08/15/40	90,511
175,000	SandRidge Energy, Inc., 9.88%, due 05/15/16 144A	185,938
500,000	Santander US Debt SA Unipersonal, Series 1, 3.72%, due 01/20/15 144A	474,167
400,000	Santander US Debt SA Unipersonal, 3.78%, due 10/07/15 144A	376,235
210,000	SBA Tower Trust, 4.25%, due 04/15/15 144A	217,541
170,000	Sears Holding Corp., 6.63%, due 10/15/18 144A	159,375
110,000	Service Corp. International, Senior Note, 7.50%, due 04/01/27	105,875
10,000	Service Corp. International, Senior Note, 7.63%, due 10/01/18	10,550
580,000	Shell International Finance BV, 4.38%, due 03/25/20	609,492
400,000	Sheraton Holding Corp., 7.38%, due 11/15/15	452,000
10,000	SLM Corp., 5.00%, due 04/15/15	9,643
520,000	SLM Corp., 5.38%, due 05/15/14	522,960
75,000	SLM Corp., 5.63%, due 08/01/33	59,016
1,630,000	SLM Corp., 8.00%, due 03/25/20	1,655,338
225,000	SLM Corp., (MTN), 0.59%, due 01/27/14†	202,813
65,000	Smithfield Foods, Inc., 10.00%, due 07/15/14 144A	75,238
200,000	Sonat, Inc., 7.63%, due 07/15/11	205,872
100,000	Southern California Edison Co., Series 2, 5.95%, due 02/01/38	110,421
315,000	Southwestern Energy Co., 7.50%, due 02/01/18	356,737
1,300,000	Sprint Capital Corp., 7.63%, due 01/30/11	1,304,875
80,000	Sprint Capital Corp., 8.75%, due 03/15/32	81,200
60,000	Sprint Capital Corp., Guaranteed Note, 6.90%, due 05/01/19	59,550
1,050,000	Sprint Nextel Corp., 6.00%, due 12/01/16	1,019,812
225,000	SPX Corp., 6.88%, due 09/01/17 144A	240,188
245,000	Standard Pacific Corp., 8.38%, due 05/15/18	246,225
135,000	Station Casinos, Inc., 7.75%, due 08/15/16 ¤ †††	14
140,000	Steel Dynamics, Inc., 7.63%, due 03/15/20 144A	150,500
100,000	Steel Dynamics, Inc., Senior Note, 6.75%, due 04/01/15	101,750
15,000	Steel Dynamics, Inc., Senior Note, 7.38%, due 11/01/12	15,900
105,000	Stora Enso Oyj, 7.25%, due 04/15/36 144A	95,550
300,000	Student Loan Consolidation Center, Series 2, 0.10%, due 07/01/42 † 144A	272,170
550,000	Sumitomo Mitsui Banking Corp., 3.15%, due 07/22/15 144A	560,377
100,000	SunGard Data Systems, Inc., 7.38%, due 11/15/18 144A	101,000
100,000	SunGard Data Systems, Inc., 7.63%, due 11/15/20 144A	101,750
110,000	Sungard Data Systems, Inc., Senior Subordinated Note, 10.25%, due 08/15/15	115,913
500,000	SunTrust Banks, Inc., 6.10%, due 12/15/36†	458,917
99,000	SunTrust Preferred Capital I, 5.85%, due 12/31/49†	76,725
1,910,000	Svensk Exportkredit AB, Global Note, (MTN), Series G, 4.88%, due 09/29/11	1,970,301
175,000	Swift Energy Co., 8.88%, due 01/15/20	190,313
95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 7.88%, due 10/15/18 144A	100,225

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

95,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 8.25%, due 07/01/16	100,700
55,000	Targa Resources Partners, LP/Targa Resources Partners Finance Corp., 11.25%, due 07/15/17	63,250
10,000	TCI Communications, Inc., Senior Note, 8.75%, due 08/01/15	12,321
380,000	Teachers Insurance & Annuity Association of America, 6.85%, due 12/16/39 144A	446,124
150,000	Teck Resources, Ltd., 4.50%, due 01/15/21	152,813
8,000	Teck Resources, Ltd., 9.75%, due 05/15/14	10,018
12,000	Teck Resources, Ltd., 10.25%, due 05/15/16	14,866
35,000	Teekay Corp., 8.50%, due 01/15/20	38,281
220,000	Tele-Communications-TCI Group, Senior Note, 7.13%, due 02/15/28	247,366
270,000	Telecom Italia Capital SA, Guaranteed Senior Note, 5.25%, due 10/01/15	276,730
535,000	Telefonica Emisiones SAU, 5.13%, due 04/27/20	516,004
205,000	Telefonica Emisiones SAU, Senior Note, 5.98%, due 06/20/11	209,570
75,000	Telefonica Emisones SAU, Guaranteed Senior Note, 6.42%, due 06/20/16	82,069
198,000	TELUS Corp., 8.00%, due 06/01/11	203,420
40,000	Tenet Healthcare Corp., 8.88%, due 07/01/19	45,400
80,000	Tenet Healthcare Corp., 9.00%, due 05/01/15	89,200
115,000	Tenet Healthcare Corp., 10.00%, due 05/01/18	134,550
20,000	Tennessee Gas Pipeline Co., 7.63%, due 04/01/37	22,365
200,000	Terex Corp., 8.00%, due 11/15/17	203,000
110,000	Tesoro Corp., Senior Note, 6.50%, due 06/01/17	110,825
295,000	Texas Industries, Inc., 9.25%, due 08/15/20 144A	314,912
130,000	Time Warner Cable, Inc., 4.13%, due 02/15/21	123,953
260,000	Time Warner Cable, Inc., 5.40%, due 07/02/12	276,124
740,000	Time Warner Cable, Inc., 5.85%, due 05/01/17	826,793
830,000	Time Warner Cable, Inc., 5.88%, due 11/15/40	824,035
160,000	Time Warner Cable, Inc., 7.30%, due 07/01/38	187,694
480,000	Time Warner Cable, Inc., 8.25%, due 04/01/19	597,174
90,000	Time Warner Cable, Inc., 8.75%, due 02/14/19	114,697
90,000	Time Warner Cos., Inc., 7.57%, due 02/01/24	109,297
240,000	Time Warner Entertainment Co. LP, Senior Subordinated Note, 8.38%, due 07/15/33	303,737
260,000	Time Warner, Inc., 4.70%, due 01/15/21	265,251
10,000	TL Acquisitions, Inc., Senior Subordinated Note, 10.50%, due 01/15/15 144A	10,375
130,000	TNK-BP Finance SA, 6.63%, due 03/20/17 144A	138,450
1,100,000	TNK-BP Finance SA, 7.50%, due 07/18/16 144A	1,225,125
3,200,000	TNK-BP Finance SA, 7.88%, due 03/13/18 144A	3,644,160
440,000	Total Capital SA, 4.25%, due 12/15/21	444,679
500,000	Total Capital SA, 4.45%, due 06/24/20	519,264
325,000	TransDigm, Inc., Series 1, 7.75%, due 12/15/18 144A	338,000
330,000	Transocean, Inc., Senior Note, 5.25%, due 03/15/13	348,089
240,000	Triumph Group, Inc., 8.63%, due 07/15/18	263,400
990,000	Tyco International Finance SA, 6.00%, due 11/15/13	1,098,974
80,000	Tyco International Finance SA, Guaranteed Note, 6.75%, due 02/15/11	80,557
370,000	UBS AG/Stamford Branch, 3.88%, due 01/15/15	381,684
270,000	UBS AG/Stamford Branch, 4.88%, due 08/04/20	275,205
500,000	UBS AG/Stamford Branch, 5.75%, due 04/25/18	544,180

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

140,000	Unisys Corp., 14.25%, due 09/15/15 144A	167,650
300,000	United Business Media, Ltd., 5.75%, due 11/03/20 144A	288,548
210,000	United Parcel Service, Inc., Senior Note, 4.50%, due 01/15/13	224,751
320,000	United Rentals North America, Inc., 9.25%, due 12/15/19	357,600
150,000	United States Steel Corp., 7.38%, due 04/01/20	154,500
95,000	United States Steel Corp., Senior Note, 7.00%, due 02/01/18	96,900
520,000	UnitedHealth Group, Inc., Senior Note, 6.00%, due 02/15/18	591,143
245,000	USG Corp., 6.30%, due 11/15/16	215,600
390,000	Vale Overseas, Ltd., Guaranteed Note, 6.88%, due 11/21/36	429,968
125,000	Valero Energy Corp., 6.63%, due 06/15/37	127,352
220,000	Vedanta Resources Plc, Senior Global Note, 8.75%, due 01/15/14 144A	235,950
105,000	Ventas Realty, LP/Ventas Capital Corp. REIT, 6.50%, due 06/01/16	109,319
110,000	Verizon Communications, Inc., 6.10%, due 04/15/18	125,138
75,000	Verizon Communications, Inc., 6.90%, due 04/15/38	87,767
400,000	Verizon Communications, Inc., 8.75%, due 11/01/18	523,108
270,000	Verizon Global Funding Corp., Global Note, 7.38%, due 09/01/12	298,220
90,000	Verizon Virginia, Inc., 4.63%, due 03/15/13	95,105
145,000	Vertellus Specialties, Inc., 9.38%, due 10/01/15 144A	154,063
440,000	Vodafone Group Plc, 4.15%, due 06/10/14	462,889
1,500,000	Wachovia Bank NA, 0.63%, due 03/15/16†	1,407,042
310,000	Wachovia Capital Trust III, 5.80%, due 03/15/42†	270,088
220,000	Wachovia Capital Trust III, 5.80%, due 03/29/49†	191,675
700,000	Wachovia Corp., Senior Note, 5.63%, due 10/15/16	762,434
640,000	Wachovia Corp., Subordinated Note, 5.25%, due 08/01/14	683,112
600,000	Wal-Mart Stores, Inc., 4.88%, due 07/08/40	573,792
260,000	Wal-Mart Stores, Inc., 5.63%, due 04/01/40	277,918
270,000	Watson Pharmaceuticals, Inc., 5.00%, due 08/15/14	290,406
730,000	WellPoint, Inc., 5.88%, due 06/15/17	817,101
130,000	Wells Fargo & Co., 5.30%, due 08/26/11	134,012
1,000,000	Wells Fargo Bank NA, Subordinated Note, 4.75%, due 02/09/15	1,061,865
350,000	Wells Fargo Capital X, 5.95%, due 12/15/36	339,592
19,000	Westlake Chemical Corp., Senior Note, 6.63%, due 01/15/16	19,736
130,000	Williams Cos. (The), Inc., 7.88%, due 09/01/21	153,731
437,000	Williams Cos., Inc., Series A, 7.50%, due 01/15/31	492,107
120,000	Williams Partners, LP/Williams Partners Finance Corp., 5.25%, due 03/15/20	124,619
290,000	Williams Partners, LP/Williams Partners Finance Corp., Senior Note, 7.25%, due 02/01/17	337,552
75,000	Windstream Corp., 8.13%, due 09/01/18	79,125
140,000	Windstream Corp., Senior Note, 8.63%, due 08/01/16	148,050
210,000	Windstream Holding of the Midwest, Inc., 6.75%, due 04/01/28	195,520
510,000	Wyeth, 5.95%, due 04/01/37	566,339
30,000	Wyeth, 6.00%, due 02/15/36	33,455
255,000	Wynn Las Vegas, LLC, 7.75%, due 08/15/20	277,313

		260,441,969

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)

	Mortgage Backed Securities — 45.8%

400,000	Americold LLC Trust, Series 2010-ARTA, Class A2FX, 4.95%, due 01/14/29 144A	403,466
515,000	Arkle Master Issuer Plc, Series 2010-2A, Class 1A1, 1.68%, due 05/17/60 † 144A	515,033
530,000	Arran Residential Mortgages Funding Plc, Series 2010-1A, Class A1C, 1.58%, due 05/16/47 † 144A	530,000
666,139	Banc of America Commercial Mortgage, Inc., Series 2002-PB2, Class A4, 6.19%, due 06/11/35	689,866
210,000	Banc of America Commercial Mortgage, Inc., Series 2005-5, Class A4, 5.12%, due 10/10/45†	225,297
365,000	Banc of America Commercial Mortgage, Inc., Series 2006-4, Class A4, 5.63%, due 07/10/46	392,124
425,000	Banc of America Commercial Mortgage, Inc., Series 2006-5, Class A4, 5.41%, due 09/10/47	445,427
500,000	Banc of America Commercial Mortgage, Inc., Series 2007-1, Class A3, 5.45%, due 01/15/49	521,175
204,665	Banc of America Funding Corp., Series 2005-E, Class 8A1, 3.09%, due 06/20/35†	117,312
250,000	Banc of America Large Loan, Inc., Series 2009-UB2, Class A4B4, 6.09%, due 02/24/51 † 144A	249,741
340,289	Banc of America Mortgage Securities, Series 2005-A, Class 2A1, 3.18%, due 02/25/35†	299,011
462,974	BCAP LLC Trust, Series 2007-AA1, Class 1A1, 0.36%, due 02/25/47†	384,468
79,069	Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-5, Class IIA, 3.27%, due 07/25/34†	73,216
465,458	Bear Stearns Commercial Mortgage Securities, Series 2002-TOP6, Class A2, 6.46%, due 10/15/36	484,885
1,200,000	Bear Stearns Commercial Mortgage Securities, Series 2006-PW12, Class A4, 5.72%, due 09/11/38†	1,310,892
344,563	Citigroup Mortgage Loan Trust, Inc., Series 2005-11, Class A3, 4.90%, due 12/25/35†	326,822
673,417	Citigroup Mortgage Loan Trust, Inc., Series 2010-3, Class 4A1, 4.63%, due 02/25/36 † 144A	656,153
320,000	Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2006-CD3, Class A5, 5.62%, due 10/15/48	343,698
191,849	Countrywide Alternative Loan Trust, Series 2005-34CB, Class 1A6, 5.50%, due 09/25/35	192,818
140,924	Countrywide Alternative Loan Trust, Series 2005-59, Class 1A1, 0.59%, due 11/20/35†	86,983
99,909	Countrywide Alternative Loan Trust, Series 2005-61, Class 1A1, 0.52%, due 12/25/35†	75,211
604,614	Countrywide Alternative Loan Trust, Series 2006-OA21, Class A1, 0.45%, due 03/20/47†	331,013
250,169	Countrywide Home Loan Mortgage Pass Through Trust, Series 2004-29, Class 1A1, 0.80%, due 02/25/35†	211,695
112,216	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-3, Class 1A2, 0.55%, due 04/25/35†	73,557
105,036	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-9, Class 1A1, 0.56%, due 05/25/35†	69,065

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

102,149	Countrywide Home Loan Mortgage Pass Through Trust, Series 2005-R3, Class AF, 0.66%, due 09/25/35 † 144A	87,683
60,000	Credit Suisse Commercial Mortgage Trust, Series 2006-C3, Class A, 5.83%, due 06/15/38†	61,211
590,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CKN2, Class A3, 6.13%, due 04/15/37	614,644
320,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2002-CP5, Class A2, 4.94%, due 12/15/35	336,022
456,337	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-AR30, Class 2A1, 2.81%, due 01/25/34†	431,986
1,000,000	Credit Suisse First Boston Mortgage Securities Corp., Series 2005-C5, Class A4, 5.10%, due 08/15/38†	1,070,041
215,281	Credit Suisse Mortgage Capital Certificates, Series 2006-8, Class 3A1, 6.00%, due 10/25/21	181,520
400,000	Credit Suisse Mortgage Capital Certificates, Series 2007-C4, Class A3, 5.80%, due 09/15/39†	416,064
460,557	Deutsche ALT-A Securities, Inc. Alternate Loan Trust, Series 2006-OA1, Class A1, 0.46%, due 02/25/47†	300,650
62,729	DLJ Commercial Mortgage Corp., Series 1998-CG1, Class B1, 6.91%, due 06/10/31†	62,707
603,577	Downey Savings & Loan Association Mortgage Loan Trust, Series 2004-AR1, Class A2A, 0.67%, due 09/19/44†	462,451
399,359	Extended Stay America Trust, Series 2010-ESHA, Class A, 2.95%, due 11/05/15 144A	393,225
43,179	FHLMC, 5.50%, due 10/01/35	46,291
546,031	FHLMC, 5.50%, due 12/01/36	583,678
620,068	FHLMC, 5.50%, due 08/01/38	665,726
409,400	FHLMC, Series 2808, Class FT, 0.61%, due 04/15/33†	410,197
600,000	FHLMC, Series 3738, Class BP, 4.00%, due 12/15/38	591,624
27,000,016	FHLMC Gold Pool, 3.50%, due 11/01/40	25,765,555
1,700,000	FHLMC Gold Pool, 4.00%, due 12/01/40	1,689,932
14,690,146	FHLMC Gold Pool, 4.50%, due 06/01/39	15,072,060
4,610,768	FHLMC Gold Pool, 4.50%, due 12/01/39	4,730,638
344,011	FHLMC Gold Pool, 5.50%, due 11/01/35	368,804
929,958	FHLMC Gold Pool, 5.50%, due 11/01/37	994,075
549,159	FHLMC Gold Pool, 5.50%, due 04/01/38	585,992
12,100,000	FHLMC Gold Pool TBA, 4.00%, due 10/01/39	12,014,925
900,000	FHLMC Gold Pool TBA, 4.50%, due 01/01/39	922,500
900,000	FHLMC Gold Pool TBA, 5.00%, due 09/01/36	944,015
1,500,000	FHLMC Gold Pool TBA, 5.50%, due 06/01/35	1,598,673
240,000	FHLMC Multifamily Structured Pass Through Certificates, Series K003, Class A3, 4.32%, due 12/25/15	253,804
3,245,725	FHLMC Multifamily Structured Pass Through Certificates, Series K007, Class X1, 1.24%, due 04/25/20†	245,323
2,285,121	FHLMC Multifamily Structured Pass Through Certificates, Series K008, Class X1, 1.69%, due 06/25/20†	237,178

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

1,818,439	FHLMC Multifamily Structured Pass Through Certificates, Series K009, Class X1, 1.52%, due 08/25/20†	168,521
255,689	FHLMC Non Gold Pool, 5.35%, due 05/01/36†	267,659
55,885	FHLMC Non Gold Pool, 5.86%, due 05/01/37†	59,317
70,270	FHLMC Non Gold Pool, 6.27%, due 09/01/36†	73,636
506,122	FHLMC Structured Pass Through Securities, Series T-61, Class 1A1, 1.74%, due 07/25/44†	496,417
268,468	First Horizon Alternative Mortgage Securities, Series 2004-AA4, Class A1, 2.55%, due 10/25/34†	236,736
355,643	First Horizon Alternative Mortgage Securities, Series 2006-FA1, Class 1A6, 1.01%, due 04/25/36†	276,318
568,607	First Horizon Alternative Mortgage Securities, Series 2006-FA8, Class 1A8, 0.63%, due 02/25/37†	296,624
959,020	FNMA, 4.00%, due 02/01/25	991,686
371,331	FNMA, 4.00%, due 03/01/25	383,109
4,843,809	FNMA, 4.00%, due 05/01/25	5,008,801
136,948	FNMA, 4.00%, due 03/01/39	136,415
141,448	FNMA, 4.00%, due 04/01/39	140,898
92,057	FNMA, 4.00%, due 07/01/39	91,699
66,231	FNMA, 4.00%, due 08/01/39	65,973
432,623	FNMA, 4.00%, due 08/01/39	430,940
5,949,500	FNMA, 4.00%, due 08/01/39	5,926,349
10,000,003	FNMA, 4.00%, due 07/01/40	9,963,969
29,725	FNMA, 4.00%, due 08/01/40	29,609
2,994,856	FNMA, 4.00%, due 08/01/40	2,983,203
513,852	FNMA, 4.00%, due 09/01/40	511,853
344,390	FNMA, 4.00%, due 09/01/40	343,050
989,732	FNMA, 4.00%, due 09/01/40	985,881
111,012	FNMA, 4.00%, due 09/01/40	110,580
82,833	FNMA, 4.00%, due 09/01/40	82,511
992,587	FNMA, 4.00%, due 09/01/40	988,725
960,076	FNMA, 4.00%, due 09/01/40	956,341
184,411	FNMA, 4.00%, due 09/01/40	183,693
617,848	FNMA, 4.00%, due 09/01/40	615,444
1,825,253	FNMA, 4.00%, due 09/01/40	1,818,150
147,047	FNMA, 4.00%, due 09/01/40	146,475
642,448	FNMA, 4.00%, due 10/01/40	639,948
776,349	FNMA, 4.00%, due 10/01/40	773,328
565,996	FNMA, 4.00%, due 10/01/40	563,794
1,199,560	FNMA, 4.00%, due 10/01/40	1,194,892
1,000,000	FNMA, 4.00%, due 12/01/40	996,109
3,000,000	FNMA, 4.00%, due 12/01/40	2,988,327
1,700,000	FNMA, 4.00%, due 12/01/40	1,693,385
603,978	FNMA, 4.00%, due 12/01/40	601,628
366,397	FNMA, 4.00%, due 12/01/40	364,971
480,713	FNMA, 4.00%, due 12/01/40	478,842
519,387	FNMA, 4.00%, due 12/01/40	517,366
829,229	FNMA, 4.50%, due 12/01/20	875,096

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

946,528	FNMA, 4.50%, due 06/01/24	994,150
1,366,518	FNMA, 5.00%, due 07/01/35	1,443,804
2,173,762	FNMA, 5.00%, due 10/01/35	2,295,346
1,239,537	FNMA, 5.00%, due 07/01/40	1,304,219
29,492	FNMA, 5.50%, due 09/01/19	31,842
175,249	FNMA, 5.50%, due 03/01/21	188,666
44,651	FNMA, 5.50%, due 12/01/32	48,080
513,637	FNMA, 5.50%, due 07/01/33	553,729
287,785	FNMA, 5.50%, due 02/01/35	310,248
606,049	FNMA, 5.50%, due 10/01/35	652,407
164,143	FNMA, 5.50%, due 02/01/36	176,032
554,371	FNMA, 5.50%, due 03/01/36	594,524
125,404	FNMA, 5.50%, due 04/01/36	133,174
385,003	FNMA, 5.50%, due 04/01/36	412,888
486,984	FNMA, 5.50%, due 11/01/36	522,256
480,067	FNMA, 5.50%, due 08/01/37	516,338
420,856	FNMA, 5.50%, due 01/01/38	452,259
69,609	FNMA, 6.00%, due 11/01/21	75,961
32,202	FNMA, 6.00%, due 10/01/35	35,310
687,943	FNMA, 6.00%, due 05/01/36	749,993
93,902	FNMA, 6.00%, due 08/01/36	102,372
255,875	FNMA, 6.00%, due 08/01/36	278,954
290,824	FNMA, 6.00%, due 09/01/36	317,055
49,088	FNMA, 6.00%, due 09/01/36	53,516
50,412	FNMA, 6.00%, due 09/01/36	54,959
297,899	FNMA, 6.00%, due 11/01/36	324,768
1,233,062	FNMA, 6.00%, due 08/01/37	1,350,908
1,058,199	FNMA, 6.00%, due 10/01/39	1,153,645
5,447,022	FNMA, 6.00%, due 10/01/40	5,928,111
22,754	FNMA, 6.50%, due 04/01/36	25,475
249,474	FNMA, 6.50%, due 10/01/37	279,117
47,712	FNMA, Series 2002-T6, Class A1, 3.31%, due 02/25/32	48,016
480,193	FNMA, Series 2004-38, Class FK, 0.61%, due 05/25/34†	481,333
61,985	FNMA, Series 2005-68, Class PC, 5.50%, due 07/25/35	67,810
14,500,000	FNMA TBA, 3.50%, due 08/01/25	14,604,226
900,000	FNMA TBA, 3.50%, due 07/01/40	859,781
3,000,000	FNMA TBA, 4.00%, due 11/01/23	3,090,468
250,752	FNMA TBA, 4.00%, due 02/01/25	258,706
84,100,000	FNMA TBA, 4.00%, due 10/01/39	83,679,500
10,000,000	FNMA TBA, 4.00%, due 10/01/39	10,365,620
5,000,000	FNMA TBA, 4.00%, due 10/01/39	4,960,940
12,000,000	FNMA TBA, 4.50%, due 12/01/20	12,583,128
56,500,000	FNMA TBA, 4.50%, due 12/01/38	58,009,623
700,000	FNMA TBA, 5.00%, due 04/01/36	735,984
12,800,000	FNMA TBA, 5.50%, due 04/01/35	13,696,000
7,900,000	FNMA TBA, 5.50%, due 04/01/35	8,438,187
9,000,000	FNMA TBA, 6.00%, due 09/01/35	9,783,288
5,000,000	FNMA TBA, 6.00%, due 09/01/35	5,425,780

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

4,100,000	FNMA TBA, 6.50%, due 10/01/34	4,556,765
290,000	Fremont Home Loan Trust, Series 2004-B, Class M1, 1.13%, due 05/25/34†	229,215
528,324	GE Capital Commercial Mortgage Corp., Series 2001-1, Class A2, 6.53%, due 05/15/33	529,316
790,000	GE Capital Commercial Mortgage Corp., Series 2001-3, Class A2, 6.07%, due 06/10/38	811,341
745,000	GE Capital Commercial Mortgage Corp., Series 2002-2A, Class A3, 5.35%, due 08/11/36	779,730
939,173	GNMA Pool I, 4.50%, due 03/15/40	976,635
356,098	GNMA Pool I, 5.00%, due 09/15/35	379,448
22,345	GNMA Pool I, 5.00%, due 04/15/36	23,873
196,366	GNMA Pool I, 5.00%, due 04/15/40	210,302
587,189	GNMA Pool I, 5.00%, due 05/15/40	628,860
615,544	GNMA Pool I, 5.50%, due 02/15/35	667,862
70,249	GNMA Pool I, 7.50%, due 03/15/17	80,327
3,900,000	GNMA Pool I TBA, 3.50%, due 07/01/40	3,756,187
200,000	GNMA Pool I TBA, 4.00%, due 03/01/40	201,406
1,000,000	GNMA Pool I TBA, 5.00%, due 05/01/38	1,063,282
900,000	GNMA Pool I TBA, 6.00%, due 02/01/36	989,719
97,136	GNMA Pool II, 5.00%, due 07/20/40	103,354
97,331	GNMA Pool II, 5.00%, due 07/20/40	103,531
1,571,394	GNMA Pool II, 5.00%, due 08/20/40	1,671,984
396,550	GNMA Pool II, 5.00%, due 09/20/40	421,935
13,200,000	GNMA Pool II TBA, 4.00%, due 08/01/40	13,280,533
7,200,000	GNMA Pool II TBA, 4.50%, due 12/01/39	7,476,754
5,200,000	GNMA Pool II TBA, 5.50%, due 09/01/36	5,596,542
400,000	GNMA TBA, 5.50%, due 04/01/36	432,313
9,400,000	GNMA TBA, 6.00%, due 07/01/36	10,294,542
540,722	Greenpoint Mortgage Funding Trust, Series 2007-AR1, Class 1A1A, 0.34%, due 03/25/37†	409,592
698,404	Greenpoint Mortgage Funding Trust, Series 2007-AR2, Class 1A1, 0.39%, due 04/25/47†	567,968
480,000	Greenwich Capital Commercial Funding Corp., Series 2005-GG3, Class A4, 4.80%, due 08/10/42†	507,188
496,498	Greenwich Capital Commercial Funding Corp., Series 2007-GG9, Class A2, 5.38%, due 03/10/39	510,226
35,728	GSAA Trust, Series 2006-5, Class 2A1, 0.33%, due 03/25/36†	23,764
327,225	GSMPS Mortgage Loan Trust, Series 2005-RP2, Class 1AF, 0.61%, due 03/25/35 † 144A	276,685
933,347	GSMPS Mortgage Loan Trust, Series 2005-RP3, Class 1AF, 0.61%, due 09/25/35 † 144A	779,608
248,983	GSR Mortgage Loan Trust, Series 2004-7, Class 4A1, 4.86%, due 06/25/34†	250,536
80,556	Harborview Mortgage Loan Trust, Series 2005-10, Class 2A1A, 0.57%, due 11/19/35†	55,475
100,437	Harborview Mortgage Loan Trust, Series 2005-9, Class 2A1A, 0.60%, due 06/20/35†	83,339

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

1,338,709	Harborview Mortgage Loan Trust, Series 2006-13, Class A, 0.44%, due 11/19/46†	725,412
454,873	Harborview Mortgage Loan Trust, Series 2006-9, Class 2A1A, 0.47%, due 11/19/36†	302,208
1,294,274	Harborview Mortgage Loan Trust, Series 2007-4, Class 2A1, 0.48%, due 06/25/37†	837,668
325,000	Holmes Master Issuer Plc, Series 2007-2A, Class 3A1, 0.37%, due 07/15/21†	322,816
383,810	Honda Auto Receivables Owner Trust, Series 2010-1, Class A2, 0.62%, due 02/21/12	384,007
662,475	Impac Secured Assets CMN Owner Trust, Series 2005-2, Class A1, 0.58%, due 03/25/36†	360,455
456,036	Indymac Index Mortgage Loan Trust, Series 2005-AR15, Class A2, 5.05%, due 09/25/35†	382,361
1,072,578	Indymac Index Mortgage Loan Trust, Series 2007-AR15, Class 2A1, 5.26%, due 08/25/37†	721,213
240,291	Indymac Index Mortgage Loan Trust, Series 2007-AR7, Class 1A1, 5.87%, due 11/25/37†	194,658
131,880	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2001-CIC2, Class A3, 6.43%, due 04/15/35	133,673
190,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2004-CIBC10, Class A5, 4.65%, due 01/12/37	197,030
515,000	JP Morgan Chase Commercial Mortgage Securities Corp., Series 2008-C2, Class ASB, 6.13%, due 02/12/51†	541,503
269,240	LB-UBS Commercial Mortgage Trust, Series 2001-C2, Class A2, 6.65%, due 11/15/27	269,870
1,110,000	LB-UBS Commercial Mortgage Trust, Series 2005-C3, Class A5, 4.74%, due 07/15/30	1,173,969
380,000	LB-UBS Commercial Mortgage Trust, Series 2006-C6, Class A4, 5.37%, due 09/15/39	407,091
385,000	LB-UBS Commercial Mortgage Trust, Series 2007-C6, Class A4, 5.86%, due 07/15/40†	405,177
2,000,000	LB-UBS Commercial Mortgage Trust, Series 2007-C7, Class A3, 5.87%, due 09/15/45†	2,107,952
67,114	Lehman XS Trust, Series 2005-5N, Class 1A1, 0.56%, due 11/25/35†	49,649
143,069	Lehman XS Trust, Series 2005-7N, Class 1A1B, 1.00%, due 12/25/35†	59,783
320,165	Lehman XS Trust, Series 2006-2N, Class 1A1, 1.00%, due 02/25/46†	197,569
303,680	Lehman XS Trust, Series 2007-2N, Class 3A1, 1.00%, due 02/25/37†	285,502
164,607	MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 3A1, 3.13%, due 01/25/36†	144,419
1,449,528	MASTR Adjustable Rate Mortgages Trust, Series 2007-3, Class 12A1, 0.46%, due 05/25/47†	822,070
578,119	MASTR Adjustable Rate Mortgages Trust, Series 2007-R5, Class A1, 2.84%, due 11/25/35 † 144A	361,880
401,861	MASTR Reperforming Loan Trust, Series 2005-1, Class 1A3, 7.00%, due 08/25/34 144A	412,078
523,594	MASTR Reperforming Loan Trust, Series 2005-2, Class 1A1F, 0.61%, due 05/25/35 † 144A	430,066
103,154	Merrill Lynch Mortgage Investors, Inc., Series 2005-A3, Class A1, 0.53%, due 04/25/35†	76,521
520,000	Merrill Lynch Mortgage Trust, Series 2005-CKI1, Class A6, 5.24%, due 11/12/37†	560,347

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

300,000	Merrill Lynch Mortgage Trust, Series 2006-C1, Class A4, 5.66%, due 05/12/39†	323,724
340,000	MLCC Mortgage Investors, Inc., Series 2007-1, Class 4A3, 5.70%, due 01/25/37†	332,641
108,581	Morgan Stanley Dean Witter Capital I, Series 2001-TOP1, Class A4, 6.66%, due 02/15/33	108,522
281,360	Morgan Stanley Mortgage Loan Trust, Series 2004-5AR, Class 2A, 2.93%, due 07/25/34†	243,328
423,451	Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A6, 2.65%, due 09/25/34†	391,218
50,000	NCUA Guaranteed Notes, Series 2010-C1, Class A2, 2.90%, due 10/29/20	48,692
568,377	NCUA Guaranteed Notes, Series 2010-C1, Class APT, 2.65%, due 10/29/20	554,232
544,884	Nomura Asset Acceptance Corp., Series 2004-R3, Class A1, 6.50%, due 02/25/35 144A	559,529
500,274	Novastar Mortgage-Backed Notes, Series 2006-MTA1, Class 2A1A, 0.45%, due 09/25/46†	319,732
455,567	Prime Mortgage Trust, Series 2006-DR1, Class 1A1, 5.50%, due 05/25/35 144A	445,625
199,966	Prime Mortgage Trust, Series 2006-DR1, Class 1A2, 6.00%, due 05/25/35 144A	199,295
1,574,916	Prime Mortgage Trust, Series 2006-DR1, Class 2A1, 5.50%, due 05/25/35 144A	1,389,187
1,213,344	Prime Mortgage Trust, Series 2006-SRS12, Class AF, 6.00%, due 05/25/35 144A	1,029,342
330,015	RBSSP Resecuritization Trust, Series 2010-3, Class 4A1, 3.44%, due 12/26/35 † 144A	315,207
114,850	Residential Accredit Loans, Inc., Series 2005-QQ3, Class A1, 0.66%, due 10/25/45†	64,607
121,539	Residential Accredit Loans, Inc., Series 2006-Q08, Class 1A1, 0.35%, due 10/25/46†	120,101
278,919	Residential Asset Securitization Trust, Series 2003-A8, Class A2, 0.61%, due 10/25/18†	254,459
484,164	Residential Funding Mortgage Securities I, Series 2005-S3, Class A1, 4.75%, due 03/25/20	481,739
765,000	Salomon Brothers Mortgage Securities VII, Series 2002-KEY2, Class A3, 4.87%, due 03/18/36	796,571
1,127,636	Sequoia Mortgage Trust, Series 2007-3, Class 1A1, 0.46%, due 07/20/36†	921,604
217,513	Structured Asset Securities Corp., Series 2002-9, Class A2, 0.56%, due 10/25/27†	193,289
294,428	Thornburg Mortgage Securities Trust, Series 2006-5, Class A1, 0.38%, due 10/25/46†	291,901
416,393	Thornburg Mortgage Securities Trust, Series 2007-4, Class 2A1, 6.20%, due 09/25/37†	390,456
434,770	Thornburg Mortgage Securities Trust, Series 2007-4, Class 3A1, 6.18%, due 09/25/37†	425,114
279,999	WaMu Mortgage Pass Through Certificates, Series 2002-AR19, Class A6, 2.66%, due 02/25/33†	275,162
109,780	WaMu Mortgage Pass Through Certificates, Series 2003-AR9, Class 1A7, 2.71%, due 09/25/33†	105,953
393,311	WaMu Mortgage Pass Through Certificates, Series 2004-AR13, Class A1A, 0.61%, due 11/25/34†	348,683
589,210	WaMu Mortgage Pass Through Certificates, Series 2004-CB2, Class 4A, 6.50%, due 08/25/34	624,161

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

1,093,034	WaMu Mortgage Pass Through Certificates, Series 2005-AR11, Class A1A, 0.58%, due 08/25/45†	932,385
678,223	WaMu Mortgage Pass Through Certificates, Series 2005-AR3, Class A2, 2.72%, due 03/25/35†	638,741
413,742	WaMu Mortgage Pass Through Certificates, Series 2005-AR6, Class 2A1A, 0.49%, due 04/25/45†	348,955
145,231	WaMu Mortgage Pass Through Certificates, Series 2006-AR14, Class 1A1, 5.49%, due 11/25/36†	131,852
148,399	Washington Mutual, Inc., Series 2005-AR13, Class A1A1, 0.55%, due 10/25/45†	126,227
138,168	Washington Mutual, Inc., Series 2005-AR15, Class A1A1, 0.52%, due 11/25/45†	117,006
138,168	Washington Mutual, Inc., Series 2005-AR15, Class A1A2, 0.54%, due 11/25/45†	106,887
332,451	Washington Mutual, Inc., Series 2005-AR17, Class A1A1, 0.53%, due 12/25/45†	284,673
166,226	Washington Mutual, Inc., Series 2005-AR17, Class A1A2, 0.55%, due 12/25/45†	129,833
208,714	Washington Mutual, Inc., Series 2005-AR19, Class A1A1, 0.53%, due 12/25/45†	180,836
260,892	Washington Mutual, Inc., Series 2005-AR19, Class A1A2, 0.55%, due 12/25/45†	203,347
366,524	Washington Mutual, Inc., Series 2006-AR14, Class 1A4, 5.49%, due 11/25/36†	285,081
892,013	Washington Mutual, Inc., Series 2006-AR16, Class 1A1, 5.42%, due 12/25/36†	688,514
387,619	Washington Mutual, Inc., Series 2006-AR20, Class 1A1, 5.85%, due 09/25/36†	304,334
404,094	Wells Fargo Mortgage Backed Securities Trust, Series 2004-Y, Class 1A2, 2.76%, due 11/25/34†	395,225
390,050	Wells Fargo Mortgage Backed Securities Trust, Series 2005-AR8, Class 2A1, 2.88%, due 06/25/35†	379,477
931,368	Wells Fargo Mortgage Loan Trust, Series 2010-RR4, Class 2A1, 3.15%, due 08/27/35 † 144A	897,503

		465,356,920

	Municipal Obligations — 2.4%

2,700,000	California East Bay Municipal Utility District, 5.87%, due 06/01/40	2,640,114
245,000	Chicago O’Hare International Airport, 6.40%, due 01/01/40	231,459
600,000	Chicago Transit Authority, Series A, 6.90%, due 12/01/40	595,092
600,000	Chicago Transit Authority, Series B, 6.90%, due 12/01/40	595,092
125,000	Chicago Water Revenue, 6.74%, due 11/01/40	122,037
110,000	County of Miami-Dade, Florida, 5.62%, due 07/01/40	99,364
40,000	Dallas Area Rapid Transit Authority, 5.02%, due 12/01/48	35,412
120,000	District of Columbia Water & Sewer Authority, 5.52%, due 10/01/44	111,451
450,000	Florida Educational Loan Marketing Corp., 0.84%, due 12/01/36†	362,683
100,000	Illinois Taxable Pension, 5.10%, due 06/01/33	74,917
120,000	Los Angeles Department of Water & Power, 5.72%, due 07/01/39	109,378
155,000	Los Angeles Unified School District, 5.75%, due 07/01/34	144,930
135,000	Maryland State Transportation Authority, 5.75%, due 07/01/41	135,657
90,000	Municipal Electric Authority of Georgia, 6.64%, due 04/01/57	88,065
120,000	New York City Municipal Water Finance Authority, 5.79%, due 06/15/41	115,517
1,800,000	New York City Transitional Finance Authority, 4.73%, due 11/01/23	1,698,048
1,300,000	New York City Transitional Finance Authority, 4.91%, due 11/01/24	1,224,496
1,300,000	New York City Transitional Finance Authority, 5.08%, due 11/01/25	1,223,040
130,000	New York City Transitional Finance Authority, 5.51%, due 08/01/37	125,287
125,000	New York State Dormitory Authority, 5.39%, due 03/15/40	116,979

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Municipal Obligations — continued

125,000	New York State Dormitory Authority, 5.63%, due 03/15/39	121,184
700,000	Northstar Education Finance, Inc., 1.76%, due 01/29/46†	587,339
150,000	Ohio Housing Finance Agency, 6.04%, due 09/01/17	153,076
3,100,000	Ohio Tobacco Settlement Financing Authority, 6.50%, due 06/01/47	2,248,647
100,000	Port Authority of New York & New Jersey, 6.04%, due 12/01/29	99,436
135,000	Sacramento Municipal Utility District, 6.16%, due 05/15/36	127,856
125,000	San Diego County Regional Airport Authority, 6.63%, due 07/01/40	119,763
100,000	State of California General Obligation, 3.95%, due 11/01/15	98,614
800,000	State of California General Obligation, 7.50%, due 04/01/34	828,600
1,700,000	State of California General Obligation, 7.55%, due 04/01/39	1,764,838
4,100,000	State of Illinois General Obligation, 2.77%, due 01/01/12	4,114,186
1,000,000	State of Kentucky Property & Building Commission, 4.30%, due 11/01/19	947,970
1,200,000	State of Kentucky Property & Building Commission, 4.40%, due 11/01/20	1,134,156
2,400,000	State of Kentucky Property & Building Commission, 5.37%, due 11/01/25	2,283,984
105,000	University of California, 5.95%, due 05/15/45	96,019
195,000	Utah Transit Authority, 5.71%, due 06/15/40	173,741

		24,748,427

	Sovereign Debt Obligations — 1.6%

6,500,000	Australia Government Bond, 4.75%, due 06/15/16	6,460,329
3,900,000	Australia Government Bond, 6.00%, due 02/15/17	4,116,883
2,500,000	Canadian Government Bond, 1.50%, due 03/01/12	2,517,260
2,600,000	Province of Ontario Canada, 2.70%, due 06/16/15	2,649,675
281,030	Russian Foreign — Eurobond, 7.50%, due 03/31/30 †† 144A	325,714
112,000	United Mexican States, 6.75%, due 09/27/34	126,560

		16,196,421

	U.S. Government and Agency Obligations — 24.4%

326,802	Federal Home Loan Bank, 4.72%, due 09/20/12	343,224
205,000	Federal Home Loan Bank, 5.63%, due 06/13/16	222,243
553,125	FHLMC, 5.63%, due 02/01/37†	587,184
90,000	Financing Corp. FICO STRIPS, 0.00%, due 02/08/18 ‡	72,256
280,000	Financing Corp. FICO STRIPS, 0.00%, due 04/06/18 ‡	223,054
350,000	Financing Corp. FICO STRIPS, 0.00%, due 05/11/18 ‡	277,487
270,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18 ‡	211,817
150,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18 ‡	117,676
140,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18 ‡	109,831
330,000	Financing Corp. FICO STRIPS, 0.00%, due 08/03/18 ‡	258,887
330,000	Financing Corp. FICO STRIPS, 0.00%, due 11/02/18 ‡	255,899
150,000	Financing Corp. FICO STRIPS, 0.00%, due 03/07/19 ‡	113,936
50,000	Financing Corp. FICO STRIPS, 0.00%, due 06/06/19 ‡	37,450
20,000	Financing Corp. FICO STRIPS, 0.00%, due 09/26/19 ‡	14,710
830,000	FNMA, 0.00%, due 10/09/19 ‡	525,202
228,826	FNMA, 2.46%, due 12/01/34†	235,433
360,000	FNMA, 4.38%, due 10/15/15	396,698
174,708	FNMA, 5.03%, due 09/01/35†	185,091

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

1,850,000	FNMA, 5.25%, due 08/01/12	1,977,110
555,000	FNMA, 5.63%, due 07/15/37	625,953
509,662	FNMA, 5.76%, due 08/01/37†	542,300
477,174	FNMA, 5.81%, due 06/01/36†	499,581
585,000	FNMA, 6.63%, due 11/15/30	740,357
1,200,000	GNMA, 0.64%, due 12/20/60†	1,200,012
190,000	Tennessee Valley Authority, 5.25%, due 09/15/39	201,633
173,518	U.S. Treasury Bond, 2.38%, due 01/15/27	193,270
1,440,000	U.S. Treasury Bond, 3.88%, due 08/15/40	1,326,600
485,000	U.S. Treasury Bond, 4.25%, due 11/15/40	477,194
200,000	U.S. Treasury Bond, 4.38%, due 02/15/38	202,156
1,230,000	U.S. Treasury Bond, 4.38%, due 11/15/39	1,236,727
2,370,000	U.S. Treasury Bond, 4.38%, due 05/15/40	2,381,841
4,160,000	U.S. Treasury Bond, 4.50%, due 02/15/36 (a)	4,307,551
200,000	U.S. Treasury Bond, 4.50%, due 08/15/39	205,406
1,800,000	U.S. Treasury Bond, 5.25%, due 02/15/29	2,064,656
300,000	U.S. Treasury Bond, 6.25%, due 08/15/23	377,109
955,000	U.S. Treasury Bond, 6.50%, due 11/15/26	1,239,858
100,000	U.S. Treasury Bond, 7.25%, due 08/15/22	135,203
800,000	U.S. Treasury Bond, 7.50%, due 11/15/24	1,121,000
2,000,000	U.S. Treasury Bond, 7.63%, due 11/15/22	2,783,438
2,165,000	U.S. Treasury Bond, 7.88%, due 02/15/21	3,020,513
4,400,000	U.S. Treasury Bond, 8.00%, due 11/15/21	6,223,936
1,300,000	U.S. Treasury Bond, 8.13%, due 08/15/21	1,851,485
3,700,000	U.S. Treasury Bond, 8.50%, due 02/15/20	5,294,471
3,700,000	U.S. Treasury Bond, 8.75%, due 08/15/20	5,405,471
1,588,046	U.S. Treasury Inflation Indexed Bond, 0.50%, due 04/15/15	1,625,266
8,263,319	U.S. Treasury Inflation Indexed Bond, 1.25%, due 07/15/20	8,472,489
1,284,046	U.S. Treasury Inflation Indexed Bond, 1.75%, due 01/15/28 (a)	1,310,329
361,376	U.S. Treasury Inflation Indexed Bond, 1.88%, due 07/15/15	391,923
99,171	U.S. Treasury Inflation Indexed Bond, 2.00%, due 01/15/26 (a)	105,547
6,728,951	U.S. Treasury Inflation Indexed Bond, 2.13%, due 02/15/40	7,148,460
1,500,920	U.S. Treasury Inflation Indexed Bond, 3.63%, due 04/15/28 (a)	1,942,166
1,317,056	U.S. Treasury Inflation Indexed Bond, 3.88%, due 04/15/29	1,770,515
5,090,000	U.S. Treasury Note, 0.50%, due 11/30/12	5,084,233
60,000	U.S. Treasury Note, 0.50%, due 11/15/13	59,236
2,475,000	U.S. Treasury Note, 0.75%, due 12/15/13	2,457,791
12,835,000	U.S. Treasury Note, 1.00%, due 07/31/11	12,894,169
10,000,000	U.S. Treasury Note, 1.00%, due 09/30/11	10,055,470
70,000	U.S. Treasury Note, 1.38%, due 02/15/13	71,066
615,000	U.S. Treasury Note, 1.38%, due 11/30/15	597,751
4,900,000	U.S. Treasury Note, 1.88%, due 08/31/17	4,678,353
100,000	U.S. Treasury Note, 1.88%, due 09/30/17	95,242
11,275,000	U.S. Treasury Note, 2.13%, due 12/31/15	11,336,663
23,235,000	U.S. Treasury Note, 2.25%, due 11/30/17	22,597,850
200,000	U.S. Treasury Note, 2.38%, due 08/31/14	207,219
6,500,000	U.S. Treasury Note, 2.38%, due 07/31/17	6,415,702
415,000	U.S. Treasury Note, 2.50%, due 04/30/15	429,104

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

800,000	U.S. Treasury Note, 2.50%, due 06/30/17	797,125
5,502,000	U.S. Treasury Note, 2.63%, due 08/15/20	5,217,013
19,165,000	U.S. Treasury Note, 2.63%, due 11/15/20	18,080,989
13,690,000	U.S. Treasury Note, 2.75%, due 05/31/17	13,866,478
1,860,000	U.S. Treasury Note, 2.75%, due 12/31/17	1,864,360
20,600,000	U.S. Treasury Note, 2.75%, due 02/15/19 (a)	20,337,680
6,100,000	U.S. Treasury Note, 3.13%, due 10/31/16	6,364,014
300,000	U.S. Treasury Note, 3.13%, due 04/30/17	310,898
800,000	U.S. Treasury Note, 3.25%, due 05/31/16	843,938
300,000	U.S. Treasury Note, 3.38%, due 11/15/19	306,305
28,130,000	U.S. Treasury Note, 3.50%, due 05/15/20	28,820,226
1,270,000	U.S. Treasury Note, 3.63%, due 08/15/19	1,326,952

		247,705,431

	TOTAL DEBT OBLIGATIONS (COST $1,053,523,584)	1,054,986,903

Shares	Description	Value ($)

	COMMON STOCKS — 0.0%

	Building Materials — 0.0%

280	Nortek, Inc. *	10,080
10,371	US Concrete, Inc. * ¤	79,442

		89,522

	Diversified Financial Services — 0.0%

4,331	CIT Group, Inc. *	203,990

	Oil & Gas Services — 0.0%

181	SemGroup Corp. *	4,918

	TOTAL COMMON STOCKS (COST $285,227)	298,430

	PREFERRED STOCKS — 0.2%

	Banks — 0.1%

600	Wells Fargo & Co. Class A	600,165

	Diversified Financial Services — 0.1%

17,550	Citigroup Capital XII†	464,373
20,775	Citigroup Capital XIII †	559,055

		1,023,428

	Sovereign — 0.0%

29,425	FHLMC†	18,509
700	FNMA†	532

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Shares	Description	Value ($)
	Sovereign — continued

21,375	FNMA†	11,970

		31,011

	TOTAL PREFERRED STOCKS (COST $2,622,827)	1,654,604

	WARRANTS — 0.0%

	Media — 0.0%

307	Charter Communications, Inc., Strike Price $46.86, Expires 11/30/14*	2,533

	Oil & Gas Services — 0.0%

190	SemGroup Corp., Strike Price $25.00, Expires 11/30/14* ¤	1,377

	TOTAL WARRANTS (COST $1,776)	3,910

Notional	Description	Value ($)

	OPTIONS PURCHASED — 0.0%

	Call Options — 0.0%

180,000	Eurodollar 2-Year Futures with Barclays Capital, Inc., Strike Price $98.25, Expires 03/11/11	18,900

	TOTAL CALL OPTIONS PURCHASED (COST $24,309)	18,900

	Put Options — 0.0%

5,000,000	OTC 1-Year Interest Rate Option with Goldman Sachs Capital Markets, Strike Price $2.00, Expires 11/19/12	32,418

	TOTAL PUT OPTIONS PURCHASED (COST $12,125)	32,418

Par Value ($)	Description	Value ($)

	SHORT-TERM INVESTMENTS — 20.2%

	MUNICIPAL OBLIGATIONS — 0.1%

1,200,000	State of Illinois General Obligation, 1.82%, due 01/01/11	1,200,000

	U.S. Government and Agency Obligations — 10.9%

4,100,000	Federal Home Loan Bank, 0.50%, due 12/29/11	4,098,590
24,500,000	FHLMC Discount Note, 0.00%, due 01/24/11 ‡	24,496,140
3,300,000	FHLMC Discount Note, 0.00%, due 04/19/11 ‡	3,299,030
100,000	FMMA Discount Note, 0.01%, due 05/09/11 (a) ‡	99,958
8,300,000	FNMA Discount Note, 0.00%, due 04/26/11 ‡	8,297,394
12,835,000	United States Treasury Bill, 0.00%, due 06/09/11 ‡	12,826,323
2,465,000	United States Treasury Bill, 0.01%, due 05/05/11	2,463,856
6,885,000	United States Treasury Bill, 0.01%, due 05/12/11	6,881,668

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

42,600,000	United States Treasury Bill, 0.19%, due 06/16/11	42,568,561
6,000,000	United States Treasury Bill, 1.00%, due 01/13/11	5,999,550

	TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS (COST $111,019,445)	111,031,070

	Repurchase Agreements — 6.2%
13,000,000	Barclays Capital, Inc. (Dated 12/31/2010. Collateralized by a U.S. Treasury Inflation Protected Bond, with a rate of 1.625% with a maturity of 01/15/2015, valued at 14,129,687. Repurchase proceeds are 13,0001,289), 0.17%, due 01/13/11	13,000,000

6,800,000	Barclays Capital, Inc. (Dated 12/31/2010. Collateralized by a U.S. Treasury Bond, with a rate of 4.625% with a maturity of 02/15/2040, valued at 7,037,907. Repurchase proceeds are 6,800,142), 0.25%, due 01/03/11	6,800,000

43,600,000	Merrill Lynch Pierce Fenner & Smith (Dated 12/31/2010. Collateralized by a U.S. Treasury Note, with a rate of 2.375% with a maturity of 07/31/2017, valued at 45,118,324. Repurchase proceeds are 43,600,945), 0.26%, due 01/03/11	43,600,000

	TOTAL REPURCHASE AGREEMENTS (COST $63,400,000)	63,400,000

	Bank Deposit — 3.0%

30,457,250	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/11	30,457,250

	TOTAL SHORT-TERM INVESTMENTS (COST $206,076,695)	206,088,320

	TOTAL INVESTMENTS BEFORE TBA COMMITMENTS — 124.2% (Cost $1,262,546,543)	1,263,083,485

Par Value ($)	Description	Value ($)

	TBA SALE COMMITMENTS — (3.6)%

(27,000,000)	FHLMC TBA, 3.50%, due 09/01/40	(25,738,587)
(10,000,000)	FNMA TBA, 4.00%, due 10/01/39	(10,365,620)
(100,000)	FNMA TBA, 5.50%, due 10/01/19	(107,516)

		(36,211,723)

	TOTAL TBA SALE COMMITMENTS (PROCEEDS $36,227,485)	(36,211,723)

	TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS — 120.6% (Cost $1,226,319,058)	1,226,871,762

	Other Assets and Liabilities (net) — (20.6)%	(209,543,077)

	NET ASSETS — 100.0%	$1,017,328,685

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Notes to Schedule of Investments:

Industry classifications are unaudited

FHLB — Federal Home Loan Bank

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

MTN — Medium Term Note

PIK — Payment In Kind

REIT — Real Estate Investment Trust

TBA — To Be Announced

(a) All or a portion of this security is held for open futures collateral.

* Non-income producing security

 ¤ Illiquid security. The total market value of the securities at period end is $910,237 which represents 0.1% of net assets. The aggregate tax cost of these securities held at December 31, 2010 was $3,388,990.

† Floating rate note. Rate shown is as of December 31, 2010.

†† Debt obligation initially issued in zero coupon form which converts to coupon form at a specific rate and date. The rate shown is the rate at period end.

††† Security is currently in default.

‡ Zero coupon bond

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $68,696,726 which represents 6.8% of net assets.

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

A summary of outstanding financial instruments at December 31, 2010 is as follows:

Forward Currency Contracts

					Net
					Unrealized
Settlement			Units of		Appreciation
Date	Deliver/Receive	Counterparty	Currency	Value	(Depreciation)
Buys
9/14/11	CNY	Bank of America N.A.	4,046,805	$616,105	$7,105
9/14/11	CNY	Citibank N.A.	1,407,680	214,312	2,312
4/28/11	CNY	Citibank N.A.	2,718,354	412,590	1,590
4/07/11	CNY	JPMorgan Chase Bank	4,642,400	704,346	4,346
2/13/12	CNY	JPMorgan Chase Bank	41,623,700	6,366,821	(24,184)
4/28/11	CNY	JPMorgan Chase Bank	3,267,810	495,986	1,986
1/10/11	CNY	JPMorgan Chase Bank	41,623,700	6,315,946	115,946
9/14/11	CNY	Royal Bank of Scotland Plc	875,160	133,239	1,239
9/14/11	CNY	UBS AG	2,095,080	318,965	2,965
1/06/11	EUR	Citibank N.A.	2,208,000	2,957,165	(30,193)
1/25/11	EUR	Citibank N.A.	614,000	822,305	22,247
1/12/11	INR	HSBC Bank USA	37,231,920	831,462	39,462
5/09/11	INR	JPMorgan Chase Bank	57,057,480	1,246,863	21,928
1/12/11	INR	Morgan Stanley and Co., Inc.	19,825,560	442,744	20,744
5/09/11	KRW	Citibank N.A.	2,404,290,000	2,106,785	(32,812)
5/09/11	KRW	HSBC Bank USA	393,000,000	344,370	(5,710)
5/09/11	KRW	JPMorgan Chase Bank	905,300,000	793,279	(5,023)
5/09/11	KRW	Royal Bank of Scotland Plc	787,000,000	689,617	(6,012)
2/24/11	SGD	HSBC Bank USA	470,196	366,413	6,413
2/24/11	SGD	JPMorgan Chase Bank	469,980	366,245	6,245
6/09/11	SGD	JPMorgan Chase Bank	2,541,175	1,980,223	29,674
2/24/11	SGD	Morgan Stanley and Co., Inc.	472,441	368,162	6,162
2/24/11	SGD	UBS AG	469,901	366,183	6,183
1/14/11	TWD	Deutsche Bank AG	24,453,000	838,909	51,640
4/06/11	TWD	Goldman Sachs International	74,952,000	2,577,342	43,040
1/14/11	TWD	JPMorgan Chase Bank	14,972,000	513,645	39,547
1/14/11	TWD	Morgan Stanley and Co., Inc.	23,046,000	790,639	57,274
1/14/11	TWD	UBS AG	12,481,000	428,186	34,401

					$418,515

Sales
1/28/11	AUD	Royal Bank of Scotland Plc	10,787,410	$11,009,518	$(740,832)
2/17/11	CAD	HSBC Bank USA	2,508,000	2,519,095	(32,011)
1/10/11	CNY	JPMorgan Chase Bank	41,623,700	6,315,946	(77,076)
2/14/11	EUR	Citibank N.A.	576,166	772,895	11,210
1/25/11	EUR	Citibank N.A.	5,946,000	7,963,233	303,818
1/25/11	EUR	Credit Suisse Securities	1,765,000	2,363,792	(30,714)
3/21/11	GBP	Royal Bank of Scotland Plc	1,750,000	2,727,868	7,829
1/12/11	INR	JPMorgan Chase Bank	57,057,480	1,274,205	(26,502)
1/14/11	TWD	Goldman Sachs International	74,952,000	2,571,379	(56,212)

					$(640,490)

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Currency Abbreviations

AUD	Australian Dollar
CAD	Canadian Dollar
CNY	Chinese Yuan
EUR	Euro
GBP	British Pound Sterling
INR	Indian Rupee
KRW	South Korean Won
SGD	Singapore Dollar
TWD	Taiwan Dollar

Futures Contracts

				Net
				Unrealized
Number of			Contract	Appreciation
Contracts	Type	Expiration Date	Value	(Depreciation)
Buys
116	U.S Treasury Bond 30 Yr.	March 2001	$14,742,875	$(384,119)
141	Euro 90 Day	March 2011	31,385,025	4,314
89	U.S. Treasury Note 2 Yr.	March 2011	16,855,781	(18,200)
79	Euribor	June 2011	26,201,527	20,324

				$(377,681)

Sales
49	Euro 90 Day	March 2012	$12,133,625	$(18,037)
44	Euro-Bund	March 2011	7,396,828	(44,798)
10	U.S. Treasury Note 10 Yr.	March 2011	1,204,375	(4,062)
237	U.S. Treasury Note 5 Yr.	March 2011	5,415,063	396,182
65	U.S. Treasury Bond 30 Yr.	March 2011	610,625	249,664
312	U.S. Treasury Note 10 Yr.	March 2011	37,576,500	113,252
5	U.S. Treasury Bond 30 Yr.	March 2011	635,469	17,529

				$709,730

Written Options

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	December 31, 2010
CALL — OTC 10 YEAR INTEREST RATE SWAPTION
Strike @ $3.25
Expires 01/24/2011	Deutsche Bank AG	23,500,000	141,000	(120,099)
CALL — 5-YEAR CREDIT DEFAULT SWAPTION ON DOW JONES ITRAXX INDEX Strike @ $0.90 Expires 03/16/2011	Morgan Stanley Capital Services, Inc.	1,200,000	3,702	(2,887)
CALL — EURODOLLAR FUTURES
Strike @ $98.50
Expires 03/11/2011	Barclays Capital, Inc.	72	10,004	(8,100)

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Written Options — continued

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	December 31, 2010
CALL — EURODOLLAR FUTURES Strike @ $99.63 Expires 03/14/2011	Barclays Capital, Inc.	16	2,548	(2,800)
CALL — EURODOLLAR FUTURES Strike @ $98.88
Expires 03/14/2011	Barclays Capital, Inc.	19	16,088	(36,813)
CALL — EURODOLLAR FUTURES Strike @ $98.75
Expires 03/14/2011	Barclays Capital, Inc.	22	21,379	(49,363)
CALL — EURODOLLAR FUTURES Strike @ $99.38 Expires 09/19/2011	Citigroup Global Markets, Inc.	23	9,142	(13,512)
CALL — OTC 10 YEAR INTEREST RATE SWAPTION Strike @ $3.25 Expires 01/24/2011	Royal Bank of Scotland Plc	7,400,000	41,255	(37,818)
CALL — OTC 10 YEAR INTEREST RATE SWAPTION Strike @ $3.25 Expires 01/24/2011	Citibank N.A.	2,300,000	12,650	(11,754)
CALL — OTC 10 YEAR INTEREST RATE SWAPTION Strike @ $122.00 Expires 02/18/2011	Barclays Capital, Inc.	26	18,197	(20,312)
CALL — OTC 1YR. VS. 1YR. FORWARD VOLATILITY AGREEMENT Strike @ $0.01 Expires 10/11/2011	Royal Bank of Scotland Plc	20,700,000	109,300	(167,790)
CALL — OTC 1YR. VS. 2YR. FORWARD VOLATILITY AGREEMENT Strike @ $0.00 Expires 11/14/2011	Morgan Stanley Capital Services, Inc.	21,200,000	231,398	(355,832)
CALL — OTC ECAL USD VS CAD Strike @ $1.05 Expires 03/09/2011	JPMorgan Chase Bank	1,800,000	15,210	(6,709)
PUT — 5-YEAR CREDIT DEFAULT SWAPTION ON DOW JONES ITRAXX INDEX Strike @ $1.60 Expires 03/16/2011	Morgan Stanley Capital Services, Inc.	1,200,000	9,656	(2,100)
PUT — EURODOLLAR FUTURES Strike @ $99.63 Expires 03/14/2011	Barclays Capital, Inc.	16	4,148	(2,400)
PUT — EURODOLLAR FUTURES Strike @ $99.38 Expires 09/19/2011	Citigroup Global Markets, Inc.	23	14,318	(9,487)

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Written Options — continued

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	December 31, 2010
PUT — OTC 1 YEAR INTEREST RATE SWAPTION Strike @ $1.00 Expires 11/19/2012	Goldman Sachs Capital Markets	5,000,000	28,526	(59,486)
PUT — OTC 10 YEAR INTEREST RATE SWAPTION Strike @ $5.00 Expires 01/24/2011	Deutsche Bank AG	23,500,000	244,400	(5)
PUT — OTC 10 YEAR INTEREST RATE SWAPTION Strike @ $5.00 Expires 01/24/2011	Citibank N.A.	2,300,000	18,630	—
PUT — OTC 10 YEAR INTEREST RATE SWAPTION Strike @ $10.00 Expires 07/10/2012	Morgan Stanley Capital Services, Inc.	4,000,000	24,503	(2,727)
PUT — OTC 10 YEAR INTEREST RATE SWAPTION Strike @ $10.00 Expires 07/10/2012	Royal Bank of Scotland Plc	300,000	2,040	(205)
PUT — OTC 10 YEAR INTEREST RATE SWAPTION Strike @ $10.00 Expires 07/10/2012	Credit Suisse Securities	100,000	690	(68)
PUT — OTC 2 YEAR INTEREST RATE SWAPTION Strike @ $2.25 Expires 09/24/2012	Royal Bank of Scotland Plc	18,900,000	150,569	(256,084)
PUT — OTC 2 YEAR INTEREST RATE SWAPTION Strike @ $2.25 Expires 09/24/2012	Citibank N.A.	400,000	2,725	(5,420)
PUT — OTC 2 YEAR INTEREST RATE SWAPTION Strike @ $2.25 Expires 09/24/2012	Morgan Stanley Capital Services, Inc.	1,000,000	6,400	(13,549)
PUT — OTC 2 YEAR INTEREST RATE SWAPTION Strike @ $2.25 Expires 09/24/2012	Goldman Sachs Capital Markets	12,200,000	72,387	(165,303)
PUT — OTC 3 YEAR INTEREST RATE SWAPTION Strike @ $3.00 Expires 06/18/2012	Citibank N.A.	9,000,000	90,864	(113,632)
PUT — OTC 3 YEAR INTEREST RATE SWAPTION Strike @ $3.00 Expires 06/18/2012	Bank of America N.A.	4,000,000	39,786	(50,503)

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Written Options — continued

		Number of	Premiums	Value at
Type of Contract	Counterparty	Contracts	Received	December 31, 2010
PUT — OTC 3 YEAR INTEREST RATE SWAPTION Strike @ $2.75 Expires 06/18/2012	Royal Bank of Scotland Plc	6,300,000	61,740	(95,149)
PUT — OTC 5 YEAR INTEREST RATE SWAPTION Strike @ $2.25 Expires 09/24/2012	Bank of America N.A.	500,000	3,417	(6,775)
PUT — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $121.00 Expires 02/18/2011	Barclays Capital, Inc.	21	11,744	(36,750)
PUT — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $122.50 Expires 02/18/2011	Barclays Capital, Inc.	26	25,509	(69,875)
PUT — U.S. TREASURY BOND 10-YEAR FUTURES Strike @ $124.00 Expires 02/18/2011	Barclays Capital, Inc.	8	5,380	(30,750)

TOTAL			$1,449,305	$(1,754,057)

Credit Default Swaps (See Note 2(a))

Notional Amount	Expiration Date	Counterparty	Value
$1,600,000	12/20/19	Bank Of America N.A.	$232
8,500,000	06/20/15	Morgan Stanley Capital Services, Inc.	(80,394)
1,300,000	12/20/19	UBS AG	513
900,000	03/20/16	Deutsche Bank AG	33,221
1,400,000	03/20/16	Morgan Stanley Capital Services, Inc.	51,677
400,000	12/20/15	Deutsche Bank AG	2,723

			$7,972

See accompanying Notes to the Schedule of Investments.

MGI Core Opportunistic Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	103.8
Short-Term Investments	20.2
Preferred Stocks	0.2
Futures Contracts	0.1
Common Stocks	0.0
Options Purchased	0.0
Swaps	0.0
Warrants	0.0
Forward Currency Contracts	(0.1)
Written Options	(0.2)
TBA Sale Commitments	(3.6)
Other Assets and Liabilities (net)	(20.4)

100.0%

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	DEBT OBLIGATIONS — 98.5%

	Asset Backed Securities — 15.4%

175,000	Ally Auto Receivables Trust, Series 2010-1, Class A3, 1.45%, due 05/15/14	176,141
65,000	Ally Auto Receivables Trust, Series 2010-3, Class A4, 1.55%, due 08/17/15	64,268
300,000	AmeriCredit Automobile Receivables Trust, Series 2010-2, Class A2, 1.22%, due 10/08/13	300,960
291,264	Bank of America Auto Trust, Series 2009-2A, Class A3, 2.13%, due 09/15/13 144A	293,769
375,000	Bank of America Auto Trust, Series 2009-3A, Class A3, 1.67%, due 12/15/13 144A	377,874
210,000	Bank of America Auto Trust, Series 2010-2, Class A3, 1.31%, due 07/14/14	211,711
329,182	Capital Auto Receivables Asset Trust, Series 2007-4A, Class A4, 5.30%, due 05/15/14	337,790
300,000	Capital One Multi-Asset Execution Trust, Series 2008-A5, Class A5, 4.85%, due 02/18/14	303,752
79,746	CarMax Auto Owner Trust, Series 2007-1, Class A4, 5.24%, due 06/15/12	80,567
172,297	CarMax Auto Owner Trust, Series 2007-2, Class A4, 5.27%, due 11/15/12	175,585
159,447	CarMax Auto Owner Trust, Series 2009-1, Class A3, 4.12%, due 03/15/13	162,246
200,000	CarMax Auto Owner Trust, Series 2009-2, Class A3, 1.74%, due 04/15/14	202,167
139,486	Chase Funding Mortgage Loan Asset-Backed Certificates, Series 2003-2, Class 1A6, 4.36%, due 08/25/14	141,410
463,835	Chrysler Financial Auto Securitization Trust, Series 2009-A, Class A3, 2.82%, due 01/15/16	471,311
400,000	CitiFinancial Auto Issuance Trust, Series 2009-1, Class A3, 2.59%, due 10/15/13 144A	406,422
200,318	CNH Equipment Trust, Series 2009-A, Class A3, 5.28%, due 11/15/12	203,325
230,000	CNH Equipment Trust, Series 2010-A, Class A4, 2.49%, due 01/15/16	235,331
100,000	Discover Card Master Trust, Series 2008-A3, Class A3, 5.10%, due 10/15/13	101,331
280,076	Ford Credit Auto Owner Trust, Series 2009-B, Class A3, 2.79%, due 08/15/13	283,802
350,000	Ford Credit Auto Owner Trust, Series 2009-B, Class A4, 4.50%, due 07/15/14	372,005
135,000	Ford Credit Auto Owner Trust, Series 2009-E, Class A3, 1.51%, due 01/15/14	136,059
124,000	Ford Credit Auto Owner Trust, Series 2009-E, Class A4, 2.42%, due 11/15/14	127,374
200,000	GE Capital Credit Card Master Note Trust, Series 2009-2, Class A, 3.69%, due 07/15/15	207,831
100,000	GE Capital Credit Card Master Note Trust, Series 2009-4, Class A, 3.80%, due 11/15/17	105,625
160,000	Harley-Davidson Motorcycle Trust, Series 2009-3, Class A3, 1.74%, due 09/15/13	161,268
125,000	Harley-Davidson Motorcycle Trust, Series 2009-3, Class A4, 2.54%, due 04/15/17	127,772
560,000	Harley-Davidson Motorcycle Trust, Series 2009-4, Class A3, 1.87%, due 02/15/14	564,750
427,901	Honda Auto Receivables Owner Trust, Series 2009-2, Class A3, 2.79%, due 01/15/13	432,742
120,000	Honda Auto Receivables Owner Trust, Series 2010-2, Class A3, 1.34%, due 05/20/13	120,931
81,413	Household Automotive Trust, Series 2006-3, Class A4, 5.34%, due 09/17/13	82,105
141,003	Hyundai Auto Receivables Trust, Series 2009-A, Class A2, 1.11%, due 02/15/12	141,124
400,000	Hyundai Auto Receivables Trust, Series 2009-A, Class A3, 2.03%, due 08/15/13	404,619
30,000	Hyundai Auto Receivables Trust, Series 2010-A, Class A4, 2.45%, due 12/15/16	30,694
25,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A3, 0.97%, due 04/15/15	25,005
65,000	Hyundai Auto Receivables Trust, Series 2010-B, Class A4, 1.63%, due 03/15/17	64,414
109,029	John Deere Owner Trust, Series 2009-A, Class A3, 2.59%, due 10/15/13	110,097
450,000	John Deere Owner Trust, Series 2009-A, Class A4, 3.96%, due 05/16/16	468,893
280,000	Mercedes-Benz Auto Receivables Trust, Series 2009-1, Class A3, 1.67%, due 01/15/14	282,856
185,000	Mercedes-Benz Auto Receivables Trust, Series 2010-1, Class A3, 1.42%, due 08/15/14	186,672

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Asset Backed Securities — continued

278,851	Nissan Auto Receivables Owner Trust, Series 2009-1, Class A3, 5.00%, due 09/15/14	286,117
119,674	Nissan Auto Receivables Owner Trust, Series 2009-A, Class A3, 3.20%, due 02/15/13	121,320
20,000	Santander Drive Auto Receivables Trust, Series 2010-3, Class A3, 1.20%, due 06/16/14	20,010
78,746	Securitized Asset Backed NIM Trust, Series 2005-FR4, Class NIM, 6.00%, due 01/25/36 144A¤	—
178,000	USAA Auto Owner Trust, Series 2009-2, Class A4, 2.53%, due 07/15/15	183,400
300,000	Volkswagen Auto Loan Enhanced Trust, Series 2010-1, Class A4, 2.14%, due 08/22/16	305,847
15,148	Wachovia Auto Loan Owner Trust 2006-1, Series 2007-1, Class A3A, 5.29%, due 04/20/12	15,182
65,848	World Omni Auto Receivables Trust, Series 2008-A, Class A3A, 3.94%, due 01/15/11	66,364
260,000	World Omni Auto Receivables Trust, Series 2008-B, Class A4, 5.58%, due 04/15/14	275,020
63,620	World Omni Auto Receivables Trust, Series 2009-A, Class A3, 3.33%, due 05/15/13	64,484
260,000	World Omni Auto Receivables Trust, Series 2010-A, Class A4, 2.21%, due 05/15/15	265,556

		10,285,898

	Corporate Debt — 14.8%

20,000	Abbott Laboratories, 2.70%, due 05/27/15	20,412
45,000	Alabama Power Co., Series 2, 5.80%, due 11/15/13	50,439
80,000	Allstate Life Global Funding Trusts, 5.38%, due 04/30/13	87,165
35,000	American Express Co., 7.25%, due 05/20/14	39,903
25,000	American Express Credit Corp., 5.13%, due 08/25/14	26,977
100,000	American Express Credit Corp., 7.30%, due 08/20/13	112,754
150,000	American Honda Finance Corp., 2.38%, due 03/18/13 144A	152,603
7,000	AON Corp., 3.50%, due 09/30/15	7,011
60,000	Arrow Electronics, Inc., 6.88%, due 07/01/13	65,992
360,000	AT&T, Inc., 5.88%, due 08/15/12	388,017
55,000	Atmos Energy Corp., 4.95%, due 10/15/14	58,992
10,000	BAE Systems Holdings, Inc., 5.20%, due 08/15/15 144A	10,676
25,000	Bank of New York Mellon Corp. (The), 4.30%, due 05/15/14	26,696
80,000	Bank of New York Mellon Corp. (The), 5.13%, due 08/27/13	87,758
65,000	Bank of Nova Scotia, 2.25%, due 01/22/13	66,217
130,000	Barclays Bank Plc, 2.50%, due 01/23/13	132,176
100,000	BB&T Corp., 3.38%, due 09/25/13	104,793
40,000	BB&T Corp., 3.85%, due 07/27/12	41,627
190,000	Berkshire Hathaway Finance Corp., 4.00%, due 04/15/12	197,660
30,000	BHP Billiton Finance USA, Ltd., 4.80%, due 04/15/13	32,524
35,000	BlackRock, Inc., 3.50%, due 12/10/14	36,329
50,000	Boeing Capital Corp., 5.80%, due 01/15/13	54,591
15,000	Canadian National Railway Co., 4.40%, due 03/15/13	15,996
25,000	Capital One Financial Corp., 7.38%, due 05/23/14	28,470
25,000	Cargill, Inc., 4.38%, due 06/01/13 144A	26,671
75,000	Caterpillar Financial Services Corp., 6.13%, due 02/17/14	84,378
25,000	Caterpillar, Inc., 7.00%, due 12/15/13	28,946
195,000	Cellco Partnership / Verizon Wireless Capital LLC, 5.55%, due 02/01/14	215,181
15,000	CenterPoint Energy Houston Electric LLC, Series U, 7.00%, due 03/01/14	17,155
25,000	CenterPoint Energy Resources Corp., 5.95%, due 01/15/14	27,228

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

25,000	Charles Schwab Corp. (The), 4.95%, due 06/01/14	27,207
18,000	Cisco Systems, Inc., 2.90%, due 11/17/14	18,688
415,000	Citigroup, Inc., Global Note, 5.50%, due 04/11/13	442,141
100,000	CME Group, Inc., 5.75%, due 02/15/14	110,804
30,000	CNA Financial Corp., 5.85%, due 12/15/14	31,680
30,000	Coca-Cola Refreshments USA, Inc., 8.50%, due 02/01/12	32,475
30,000	Comcast Cable Communications LLC, 7.13%, due 06/15/13	33,680
142,000	ConocoPhillips Australia Funding Co., 5.50%, due 04/15/13	155,789
182,000	Countrywide Financial Corp., 5.80%, due 06/07/12	191,547
150,000	Credit Suisse, 5.00%, due 05/15/13	161,533
80,000	Credit Suisse, 5.13%, due 01/15/14	87,118
100,000	Credit Suisse, 5.50%, due 05/01/14	109,749
40,000	CSX Corp., 6.30%, due 03/15/12	42,453
15,000	Daimler Finance North America LLC, 7.30%, due 01/15/12	15,941
30,000	Daimler Finance North America LLC, Senior Note, 6.50%, due 11/15/13	33,985
20,000	Dell, Inc., 4.70%, due 04/15/13	21,481
25,000	Deutsche Bank AG, 3.88%, due 08/18/14	26,266
100,000	Deutsche Bank AG, 5.38%, due 10/12/12	107,519
65,000	Deutsche Bank Financial LLC, 5.38%, due 03/02/15	69,817
75,000	Deutsche Telekom International Finance BV, 4.88%, due 07/08/14	80,670
60,000	Diageo Finance BV, 5.50%, due 04/01/13	65,528
15,000	Duke Energy Corp., 3.35%, due 04/01/15	15,457
35,000	Duke Energy Corp., 5.65%, due 06/15/13	38,455
10,000	EI Du Pont de Nemours & Co., 5.88%, due 01/15/14	11,155
35,000	Emerson Electric Co., 5.00%, due 12/15/14	38,837
25,000	ERAC USA Finance Co., Series 1, 2.75%, due 07/01/13 144A	25,462
407,000	General Electric Capital Corp., 3.50%, due 08/13/12	421,817
55,000	General Electric Capital Corp., 4.75%, due 09/15/14	58,858
325,000	General Electric Capital Corp., 4.88%, due 03/04/15	347,131
30,000	General Mills, Inc., 5.65%, due 09/10/12	32,306
81,000	Goldman Sachs Group (The), Inc., 3.70%, due 08/01/15	82,618
226,000	Goldman Sachs Group (The), Inc., 5.45%, due 11/01/12	241,818
50,000	Goldman Sachs Group (The), Inc., 5.70%, due 09/01/12	53,389
150,000	Hewlett-Packard Co., 6.50%, due 07/01/12	162,430
45,000	Home Depot, Inc., 5.20%, due 03/01/11	45,329
45,000	Honeywell International, Inc., 3.88%, due 02/15/14	47,823
200,000	HSBC Finance Corp., 7.00%, due 05/15/12	214,659
55,000	International Business Machines Corp., 4.75%, due 11/29/12	59,074
50,000	International Business Machines Corp., 7.50%, due 06/15/13	57,515
20,000	Intuit, Inc., 5.40%, due 03/15/12	20,951
50,000	Jackson National Life Global Funding, 5.38%, due 05/08/13 144A	53,663
61,000	Jefferies Group, Inc., 3.88%, due 11/09/15	60,023
20,000	John Deere Capital Corp., 4.90%, due 09/09/13	21,821
100,000	John Deere Capital Corp., 5.25%, due 10/01/12	107,608
20,000	Johnson Controls, Inc., 4.88%, due 09/15/13	21,504
15,000	KCP&L Greater Missouri Operations Co., 11.88%, due 07/01/12	17,021
15,000	Macquarie Group, Ltd., 7.30%, due 08/01/14 144A	16,394
45,000	McDonald’s Corp., 8.88%, due 04/01/11	45,914

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

45,000	Merck & Co., Inc., 4.75%, due 03/01/15	49,601
50,000	Merrill Lynch & Co., Inc., 5.45%, due 02/05/13	52,766
160,000	Merrill Lynch & Co., Inc., 6.15%, due 04/25/13	171,774
100,000	Metropolitan Life Global Funding I, 2.88%, due 09/17/12 144A	102,536
100,000	Metropolitan Life Global Funding I, 5.13%, due 04/10/13 144A	107,730
100,000	Morgan Stanley, 4.10%, due 01/26/15	101,546
100,000	Morgan Stanley, 5.30%, due 03/01/13	106,616
100,000	Morgan Stanley, 6.00%, due 05/13/14	108,130
25,000	NASDAQ OMX Group (The), Inc., 4.00%, due 01/15/15	25,469
40,000	National Rural Utilities Cooperative Finance Corp., 2.63%, due 09/16/12	41,130
65,000	New York Life Global Funding, 3.00%, due 05/04/15 144A	66,416
35,000	Nisource Finance Corp., 6.15%, due 03/01/13	38,201
40,000	Nomura Holdings, Inc., 5.00%, due 03/04/15	41,743
10,000	Northern States Power Co., Series B, 8.00%, due 08/28/12	11,117
25,000	Northern Trust Corp., 4.63%, due 05/01/14	27,049
60,000	Northern Trust Corp., 5.50%, due 08/15/13	66,459
60,000	Ohio Power Co., Series L, 5.75%, due 09/01/13	65,756
20,000	Oncor Electric Delivery Co. LLC, 6.38%, due 01/15/15	22,700
45,000	Oracle Corp., 3.75%, due 07/08/14	47,869
25,000	PACCAR, Inc., 6.38%, due 02/15/12	26,502
80,000	PepsiCo, Inc., 3.75%, due 03/01/14	84,726
25,000	PG&E Corp., 5.75%, due 04/01/14	27,384
10,000	Pitney Bowes, Inc., 4.88%, due 08/15/14	10,541
50,000	PNC Funding Corp., 3.63%, due 02/08/15	51,747
10,000	Potash Corp. of Saskatchewan, Inc., 3.75%, due 09/30/15	10,348
35,000	PPG Industries, Inc., 5.75%, due 03/15/13	38,007
80,000	Praxair, Inc., 2.13%, due 06/14/13	81,769
65,000	Procter & Gamble Co. (The), 4.95%, due 08/15/14	72,264
50,000	Protective Life Secured Trusts, 5.45%, due 09/28/12	53,444
15,000	Public Service Electric & Gas Co., 2.70%, due 05/01/15	15,149
10,000	Rio Tinto Finance USA, Ltd., 1.88%, due 11/02/15	9,635
30,000	Rio Tinto Finance USA, Ltd., 8.95%, due 05/01/14	36,348
60,000	SABMiller Plc, 5.50%, due 08/15/13 144A	65,164
50,000	Sempra Energy, 6.00%, due 02/01/13	54,231
40,000	Shell International Finance BV, 1.88%, due 03/25/13	40,625
45,000	Shell International Finance BV, 4.00%, due 03/21/14	47,921
30,000	Southern California Edison Co., 4.15%, due 09/15/14	32,168
15,000	Spectra Energy Capital LLC, 5.67%, due 08/15/14	16,548
55,000	State Street Corp., 4.30%, due 05/30/14	58,891
61,000	SunTrust Banks, Inc., 5.25%, due 11/05/12	64,275
65,000	Target Corp., 5.88%, due 03/01/12	68,466
55,000	Time Warner Cable, Inc., 3.50%, due 02/01/15	56,565
36,000	Toyota Motor Credit Corp., 3.20%, due 06/17/15	37,224
50,000	Toyota Motor Credit Corp., 5.45%, due 05/18/11	50,978
25,000	Union Pacific Corp., 5.45%, due 01/31/13	27,017
70,000	US Bancorp, 1.38%, due 09/13/13	70,012
75,000	US Bancorp, 3.15%, due 03/04/15	77,228
35,000	Verizon Communications, Inc., 4.35%, due 02/15/13	37,238

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Corporate Debt — continued

50,000	Verizon New Jersey, Inc., Series A, 5.88%, due 01/17/12	52,370
60,000	Wachovia Corp., 4.88%, due 02/15/14	63,230
70,000	Wachovia Corp., 5.50%, due 05/01/13	76,216
50,000	Wal-Mart Stores, Inc., 4.55%, due 05/01/13	54,037
40,000	Wal-Mart Stores, Inc., 7.25%, due 06/01/13	45,913
65,000	Walt Disney Co. (The), 6.38%, due 03/01/12	69,244
30,000	WellPoint, Inc., 5.00%, due 12/15/14	32,578
288,000	Wells Fargo & Co., 4.38%, due 01/31/13	304,928
55,000	Westpac Banking Corp., 4.20%, due 02/27/15	57,780
15,000	Wisconsin Electric Power Co., 6.00%, due 04/01/14	16,844
65,000	Wyeth, 5.50%, due 02/01/14	72,313
25,000	Xerox Corp., 4.25%, due 02/15/15	26,184
20,000	Xerox Corp., 5.50%, due 05/15/12	21,131

		9,900,231

	Mortgage Backed Securities — 19.2%

215,000	Banc of America Mortgage Securities, Inc., Series 2004-3, Class 1A26, 5.50%, due 04/25/34	220,309
45,074	Bear Stearns Commercial Mortgage Securities, Series 2001-TOP2, Class A2, 6.48%, due 02/15/35	45,238
54,609	Bear Stearns Commercial Mortgage Securities, Series 2005-T18, Class AAB, 4.82%, due 02/13/42†	57,540
126,037	Citigroup Mortgage Loan Trust, Inc., Series 2003-1, Class 3A4, 5.25%, due 09/25/33	132,386
160,000	Commercial Mortgage Acceptance Corp., Series 1998-C2, Class F, 5.44%, due 09/15/30 † 144A	163,820
250,000	Commercial Mortgage Asset Trust, Series 1999-C1, Class C, 7.35%, due 01/17/32†	273,558
2,147	Countrywide Alternative Loan Trust, Series 2002-11, Class A4, 6.25%, due 10/25/32	2,129
74,491	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-17, Class 2A6, 3.50%, due 07/25/18	75,855
131,901	Credit Suisse First Boston Mortgage Securities Corp., Series 2003-27, Class 5A4, 5.25%, due 11/25/33	133,534
37,909	FHLMC, Series 2394, Class KD, 6.00%, due 12/15/16	40,945
119,034	FHLMC, Series 2405, Class PE, 6.00%, due 01/15/17	128,567
87,826	FHLMC, Series 2513, Class DM, 5.50%, due 10/15/17	96,097
72,440	FHLMC, Series 2566, Class LH, 5.00%, due 04/15/32	75,061
195,360	FHLMC, Series 2590, Class AQ, 4.25%, due 03/15/18	208,316
46,384	FHLMC, Series 2594, Class YA, 4.00%, due 04/15/23	49,206
49,258	FHLMC, Series 2610, Class DJ, 4.00%, due 03/15/33	50,523
56,363	FHLMC, Series 2614, Class NA, 3.75%, due 04/15/33	58,166
112,621	FHLMC, Series 2614, Class UD, 5.50%, due 06/15/31	116,297
55,484	FHLMC, Series 2617, Class KD, 5.00%, due 05/15/20	58,425
98,170	FHLMC, Series 2644, Class ED, 4.00%, due 02/15/18	102,355
150,000	FHLMC, Series 2668, Class OG, 5.00%, due 03/15/32	160,156
33,126	FHLMC, Series 2672, Class HA, 4.00%, due 09/15/16	33,811
60,000	FHLMC, Series 2675, Class CK, 4.00%, due 09/15/18	63,648
170,000	FHLMC, Series 2682, Class LC, 4.50%, due 07/15/32	181,414
200,000	FHLMC, Series 2695, Class BG, 4.50%, due 04/15/32	213,454

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

185,000	FHLMC, Series 2709, Class PE, 5.00%, due 12/15/22	200,076
50,000	FHLMC, Series 2714, Class BQ, 4.50%, due 12/15/18	54,014
305,000	FHLMC, Series 2734, Class PG, 5.00%, due 07/15/32	326,177
250,000	FHLMC, Series 2737, Class YC, 5.00%, due 02/15/29	258,680
141,528	FHLMC, Series 2751, Class VC, 5.00%, due 02/15/15	143,775
190,008	FHLMC, Series 2758, Class VG, 5.50%, due 02/15/15	204,593
124,356	FHLMC, Series 2760, Class LB, 4.50%, due 01/15/33	132,447
120,000	FHLMC, Series 2827, Class QE, 5.50%, due 03/15/33	130,112
120,000	FHLMC, Series 2840, Class BC, 5.00%, due 01/15/32	126,217
102,684	FHLMC, Series 2864, Class NA, 5.50%, due 01/15/31	108,941
115,850	FHLMC, Series 2866, Class W, 4.50%, due 08/15/34	123,716
164,326	FHLMC, Series 2881, Class AE, 5.00%, due 08/15/34	175,570
130,000	FHLMC, Series 2899, Class KB, 4.50%, due 03/15/19	138,975
255,000	FHLMC, Series 2929, Class PE, 5.00%, due 05/15/33	272,823
93,653	FHLMC, Series 2931, Class AM, 4.50%, due 07/15/19	98,597
200,000	FHLMC, Series 2931, Class DC, 4.00%, due 06/15/18	210,416
225,000	FHLMC, Series 2931, Class QC, 4.50%, due 01/15/19	239,344
50,000	FHLMC, Series 2962, Class YE, 4.50%, due 09/15/18	52,851
66,030	FHLMC, Series 3001, Class BN, 4.50%, due 06/15/33	70,007
75,366	FHLMC, Series 3035, Class PA, 5.50%, due 09/15/35	81,974
87,000	FHLMC, Series 3088, Class CK, 5.50%, due 06/15/33	92,270
17,348	FHLMC, Series 3196, Class PA, 5.25%, due 08/15/11	17,509
259,227	FHLMC, Series 3325, Class JL, 5.50%, due 06/15/37	283,983
75,022	FHLMC Gold Pool, 4.00%, due 05/01/14	77,374
78,334	FHLMC Gold Pool, 5.50%, due 05/01/27	83,698
14,646	First Union National Bank Commercial Mortgage, Series 2001-C2, Class A2, 6.66%, due 01/12/43	14,639
95,871	FNMA, 5.00%, due 12/01/14	100,196
124,536	FNMA, 5.00%, due 05/01/23	133,293
66,713	FNMA, 5.00%, due 08/01/23	71,064
171,717	FNMA, 6.00%, due 07/01/22	188,894
229,543	FNMA, 6.00%, due 09/01/22	252,275
103,059	FNMA, 6.00%, due 06/01/25	112,270
40,270	FNMA, 6.50%, due 07/01/13	43,895
56,769	FNMA, Series 2001-51, Class GH, 5.50%, due 10/25/31	62,210
38,248	FNMA, Series 2002-19, Class PE, 6.00%, due 04/25/17	41,339
105,193	FNMA, Series 2002-63, Class NB, 5.50%, due 10/25/32	115,195
112,895	FNMA, Series 2003-14, Class AQ, 3.50%, due 03/25/33	117,406
148,802	FNMA, Series 2003-21, Class OA, 4.00%, due 03/25/33	149,836
107,415	FNMA, Series 2003-35, Class UN, 4.25%, due 05/25/33	113,229
142,915	FNMA, Series 2003-39, Class LD, 4.50%, due 10/25/22	149,902
57,568	FNMA, Series 2003-42, Class EP, 4.00%, due 11/25/22	59,990
125,751	FNMA, Series 2003-45, Class AB, 3.75%, due 05/25/33	128,514
100,000	FNMA, Series 2003-64, Class TH, 5.00%, due 07/25/23	108,264
136,305	FNMA, Series 2003-92, Class GA, 4.50%, due 09/25/18	142,035
192,008	FNMA, Series 2005-62, Class CQ, 4.75%, due 07/25/35	203,573
166,432	FNMA, Series 2007-59, Class AQ, 5.75%, due 07/25/35	180,617
94,401	FNMA REMIC, Series 1998-37, Class VZ, 6.00%, due 06/17/28	104,437

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	Mortgage Backed Securities — continued

125,000	FNMA REMIC, Series 2004-101, Class PD, 5.00%, due 06/25/30	131,897
251,548	FNMA REMIC, Series 2004-90, Class GA, 4.35%, due 03/25/34	263,722
171,739	FNMA REMIC, Series 2005-31, Class PA, 5.50%, due 10/25/34	188,693
52,989	FNMA REMIC, Series 2005-58, Class MA, 5.50%, due 07/25/35	58,744
5,289	GMAC Mortgage Corp. Loan Trust, Series 2004-J1, Class A2, 5.25%, due 04/25/34	5,280
160,000	GNMA, 4.50%, due 11/16/28	170,237
293,054	GNMA, 4.50%, due 03/20/34	304,949
84,216	GNMA, 5.00%, due 10/20/31	90,339
228,000	GNMA, 5.00%, due 11/20/32	242,120
148,356	GNMA, 5.00%, due 06/20/38	157,958
101,715	GNMA, 5.25%, due 11/20/37	108,958
281,000	GNMA, 5.50%, due 05/20/32	306,779
137,520	GNMA, 5.50%, due 02/20/33	151,384
201,874	GNMA REMIC, 5.00%, due 08/16/33	211,471
117,036	GNMA REMIC, 5.50%, due 03/16/37	128,115
78,662	GNMA REMIC, 6.00%, due 10/20/31	86,714
130,000	Honda Auto Receivables Owner Trust, Series 2010-1, Class A3, 1.25%, due 10/21/13	130,731
37,098	LB-UBS Commercial Mortgage Trust, Series 2004-C8, Class A2, 4.20%, due 12/15/29	37,290
166,779	MASTR Asset Securitization Trust, Series 2003-8, Class 2A1, 4.50%, due 09/25/18	168,870
100,000	Morgan Stanley Re-REMIC Trust, Series 2010-HQ4B, Class A7A, 4.97%, due 04/16/40 144A	106,525
128,808	NCUA Guaranteed Notes, Series 2010-C1, Class A1, 1.60%, due 10/29/20	126,315
80,000	NCUA Guaranteed Notes, Series 2010-R3, Class 3A, 2.40%, due 12/08/20	79,803
108,619	Residential Asset Securitization Trust, Series 2003-A14, Class A1, 4.75%, due 02/25/19	112,107
200,000	WaMu Mortgage Pass-Through Certificates, Series 2003-S1, Class A5, 5.50%, due 04/25/33	206,148
215,619	Washington Mutual MSC Mortgage Pass-Through Certificates, Series 2003-MS2, Class 3A1, 5.00%, due 03/25/18	223,307

		12,836,478

	U.S. Government and Agency Obligations — 49.1%

150,000	Federal Farm Credit Bank, 3.70%, due 05/15/13	160,008
225,000	Federal Farm Credit Bank, 4.63%, due 06/11/12	238,161
117,000	Federal Farm Credit Bank, 5.45%, due 12/11/13	131,660
900,000	Federal Home Loan Bank, 1.13%, due 03/09/12	907,461
1,000,000	Federal Home Loan Bank, 1.13%, due 05/18/12	1,009,000
2,000,000	Federal Home Loan Bank, 1.88%, due 06/20/12	2,040,340
1,200,000	Federal Home Loan Bank, 1.88%, due 06/21/13	1,228,708
1,000,000	Federal Home Loan Bank, 2.00%, due 09/14/12	1,024,163
235,000	Federal Home Loan Bank, 2.38%, due 03/14/14	242,883
910,000	Federal Home Loan Bank, 4.25%, due 06/14/13	983,732
500,000	Federal Home Loan Bank, 4.75%, due 02/13/15	559,800
195,000	Federal Home Loan Bank, 5.13%, due 05/24/13	214,631
300,000	Federal Home Loan Bank, 6.05%, due 05/12/14	341,521
1,000,000	Federal Home Loan Mortgage Corp., 1.00%, due 08/28/12	1,007,020
700,000	Federal Home Loan Mortgage Corp., 1.75%, due 06/15/12	712,572

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Par Value ($)	Description	Value ($)
	U.S. Government and Agency Obligations — continued

200,000	Federal Home Loan Mortgage Corp., 2.50%, due 01/07/14	208,156
280,000	Federal Home Loan Mortgage Corp., 4.00%, due 06/12/13	300,948
1,000,000	FNMA, 1.00%, due 04/04/12	1,006,876
200,000	FNMA, 1.00%, due 09/23/13	199,831
560,000	FNMA, 4.63%, due 10/15/13	615,089
445,000	FNMA, 4.75%, due 02/21/13	482,213
150,000	U.S. Treasury Note, 0.38%, due 10/31/12	149,566
1,000,000	U.S. Treasury Note, 0.63%, due 06/30/12	1,003,126
2,400,000	U.S. Treasury Note, 0.75%, due 08/15/13	2,395,500
7,865,000	U.S. Treasury Note, 0.88%, due 02/29/12	7,912,001
1,900,000	U.S. Treasury Note, 1.00%, due 04/30/12	1,915,667
1,300,000	U.S. Treasury Note, 1.00%, due 07/15/13	1,306,600
200,000	U.S. Treasury Note, 1.25%, due 08/31/15	194,547
600,000	U.S. Treasury Note, 1.25%, due 09/30/15	582,235
3,000,000	U.S. Treasury Note, 1.38%, due 03/15/13	3,044,298
260,000	U.S. Treasury Note, 1.75%, due 04/15/13	266,013
150,000	U.S. Treasury Note, 1.75%, due 07/31/15	149,543
250,000	U.S. Treasury Note, 1.88%, due 06/30/15	251,035

		32,784,904

	TOTAL DEBT OBLIGATIONS (COST $65,529,721)	65,807,511

	SHORT-TERM INVESTMENTS — 1.1%

	Bank Deposits — 1.1%

735,766	State Street Bank & Trust Euro Time Deposit, 0.01%, due 01/03/11	735,766

	TOTAL SHORT-TERM INVESTMENTS (COST $735,766)	735,766

	TOTAL INVESTMENTS — 99.6% (Cost $66,265,487)	66,543,277

	Other Assets and Liabilities (net) — 0.4%	247,532

	NET ASSETS — 100.0%	$66,790,809

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
(showing percentage of net assets)
December 31, 2010 (Unaudited)

Notes to Schedule of Investments:

Industry classifications are unaudited

FHLMC — Federal Home Loan Mortgage Corporation

FNMA — Federal National Mortgage Association

GNMA — Government National Mortgage Association

REMIC — Real Estate Mortgage Investment Conduit

¤ Illiquid security. The total market value of the securities at period end is $0 which represents 0.0% of net assets. The aggregate tax cost of these securities held at December 31, 2010 was $77,673.

† Floating rate note. Rate shown is as of December 31, 2010.

144A — Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. The total market value of the securities at period end is $1,975,725 which represents 3.0% of net assets.

See accompanying Notes to the Schedule of Investments.

MGI US Short Maturity Fixed Income Fund
Schedule of Investments (Continued)
December 31, 2010 (Unaudited)

Asset Class Summary (Unaudited)	% of Total Net Assets
Debt Obligations	98.5
Short-Term Investments	1.1
Other Assets and Liabilities (net)	0.4

100.0%

See accompanying Notes to the Schedule of Investments.

MGI Funds

Notes to Schedule Investments
December 31, 2010 (Unaudited)

1.	Organization

MGI Funds (the “Trust”) consists of seven series as follows: MGI US Large Cap Growth Equity Fund (“Large Cap Growth”), MGI US Large Cap Value Equity Fund (“Large Cap Value”), MGI US Small/Mid Cap Growth Equity Fund (“Small/Mid Cap Growth”), MGI US Small/Mid Cap Value Equity Fund (“Small/Mid Cap Value”), MGI Non-US Core Equity Fund (“Non-US Core Equity”), MGI Core Opportunistic Fixed Income Fund (“Core Opportunistic”), and MGI US Short Maturity Fixed Income Fund (“Short Maturity”) (each a “Fund,” and collectively referred to as the “Funds”). The Trust is a Delaware statutory trust, established on March 11, 2005. The Trust is registered as an investment company under the Investment Company Act of 1940 (the “1940 Act”). The Funds’ investment advisor is Mercer Global Investments, Inc. (the “Advisor”). The Advisor manages each Fund using a “manager of managers” approach by selecting one or more subadvisors (each a “Subadvisor,” and collectively referred to as the “Subadvisors”) to manage each Fund.

Each Fund is classified as “diversified” for purposes of the Investment Act of 1940.

The investment objectives of the Funds are:

Fund	Investment Objective
Large Cap Growth	Long-term total return, which includes capital appreciation and income
Large Cap Value	Long-term total return, which includes capital appreciation and income
Small/Mid Cap Growth	Long-term total return, comprised primarily of capital appreciation
Small/Mid Cap Value	Long-term total return, comprised primarily of capital appreciation
Non-US Core Equity	Long-term total return, which includes capital appreciation and income
Core Opportunistic	Total return, consisting of both current income and capital appreciation
Short Maturity	Safety of principal and a moderate level of income

There can be no guarantee that a Fund will achieve its investment objective. Each Fund is authorized to offer interests in four classes of shares: Class S, Class Y-1, Class Y-2 and Class Y-3. The principal difference between the classes of shares is the level of shareholder service, marketing and administrative fees borne by the classes. As of December 31, 2010, only the Class Y-3 shares of each Fund had commenced operations.

2.	Significant Accounting Policies

The following are significant accounting policies followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America, (“GAAP”). The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

(a) Security Valuation

Each Fund’s investments are valued as of the close of regular trading on the New York Stock Exchange (‘NYSE’) on each day when the NYSE is open. Portfolio securities listed on an exchange normally are valued at the last sale or official closing price on the day on which the securities are valued or, lacking any sales on such day, at the last available bid price using prices as of the close of trading. In cases where securities are traded on more than one exchange, the securities are generally valued on the exchange considered by the Advisor or the applicable Subadvisor as the primary market for such securities. Securities traded in the over-the-counter market and listed on the NASDAQ Stock Market (“NASDAQ”) normally are valued at the NASDAQ Official Closing Price; other over-the-counter securities are valued at the last bid price available prior to valuation (other than short-term investments, which are valued as described below). Investments in open-end investment companies are valued at their net asset values (“NAV”).

The Board of Trustees of the Trust (the “Board”) has delegated its responsibility for valuing portfolio securities to the Advisor, subject to continuing Board oversight. The Advisor has appointed a Valuation Committee that is

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

responsible for overseeing the day-to-day process of valuing portfolio securities. With respect to portfolio securities for which market quotations are not readily available or (in the opinion of the Advisor or the applicable Subadvisor) do not otherwise accurately reflect the fair values of the securities, the Valuation Committee will value such securities at fair value based upon procedures approved by the Board. Certain fixed-income securities may be valued based upon appraisals received from a pricing service using a computerized matrix system or based upon appraisals derived from information concerning the securities or similar securities received from a recognized dealer or dealers in those securities. It should be recognized that judgment often plays a greater role in valuing thinly traded securities, as well as bonds and other securities with few dealer quotations, than is the case with respect to securities for which a broader range of dealer quotations and last-sale information is available. Each Fund generally values short-term investments, which mature in 60 days or less, at amortized cost, which approximates market value; unless the Board determines that this approach does not represent fair value.

The application of fair value pricing represents a good faith determination based on specific procedures performed under the supervision of the Board. Due to the subjective nature of fair value pricing, there can be no assurance that a Fund could realize the fair value assigned to the security if the Fund was to sell the security at approximately the time at which the Fund determines its NAV per share. A Fund’s value for a particular security may be different from the last quoted market price.

The valuation techniques used by the Funds to measure fair value for the period ended, December 31, 2010, maximized the use of observable inputs and minimized the use of unobservable inputs. The Funds follow Financial Accounting Standards Board Statement (“FASB”) of Accounting Standards Codification ASC 820, “Fair Value Measurements” (“ASC 820”). ASC 820 defines fair value, establishes a framework for measuring fair value, and expands disclosures about fair value measurements. In accordance with ASC 820, fair value is defined as the price that the Funds would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market for the investment. ASC 820 establishes a three-tier hierarchy that prioritizes the inputs to valuation techniques. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, (for example, the risk inherent in a particular valuation technique used to measure fair value, including such a pricing model and/or the risk inherent in the inputs to the valuation technique). Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices are unadjusted in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

At December 31, 2010, Large Cap Growth, Large Cap Value and Small/Mid Cap Growth each held long-term investments classified as Level 1, with corresponding major categories as shown in the schedules of investments, and a short-term investment position in Euro Time Deposits as shown in the schedules of investments, which is classified as Level 2.

The following is a summary of the inputs used as of December 31, 2010 in valuing the assets and liabilities of Small/Mid Cap Value, Non-US Core Equity, Core Opportunistic, and Short Maturity for which fair valuation was used:

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

Small/Mid Cap Value

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Aerospace & Defense	$2,161,985	$—	$—	$2,161,985
Agriculture	252,680	—	—	252,680
Airlines	2,496,959	—	—	2,496,959
Apparel	3,947,020	—	—	3,947,020
Auto Parts & Equipment	3,368,271	—	—	3,368,271
Banks	19,732,131	—	—	19,732,131
Beverages	2,160,910	—	—	2,160,910
Building Materials	2,443,321	—	—	2,443,321
Chemicals	8,260,707	—	—	8,260,707
Coal	2,678,402	—	—	2,678,402
Commercial Services	9,589,052	—	—	9,589,052
Computers	3,097,850	—	—	3,097,850
Cosmetics & Personal Care	2,096,901	—	—	2,096,901
Distribution & Wholesale	3,851,001	—	—	3,851,001
Diversified Financial Services	8,420,222	—	—	8,420,222
Electric	9,866,656	—	—	9,866,656
Electrical Components & Equipment	3,084,983	—	—	3,084,983
Electronics	6,522,911	—	—	6,522,911
Energy-Alternate Sources	79,074	—	—	79,074
Engineering & Construction	1,728,914	—	—	1,728,914
Entertainment	3,048,291	—	—	3,048,291
Environmental Control	61,943	—	—	61,943
Food	9,935,600	—	—	9,935,600
Forest Products & Paper	5,630,482	—	—	5,630,482
Gas	4,044,919	—	—	4,044,919
Health Care — Products	4,266,555	—	—	4,266,555
Health Care — Services	8,193,580	—	—	8,193,580
Home Builders	624,469	—	—	624,469
Home Furnishings	121,770	—	—	121,770
Household Products & Wares	998,118	—	—	998,118
Housewares	727,200	—	—	727,200
Insurance	24,247,326	—	—	24,247,326
Internet	2,577,414	—	—	2,577,414
Investment Companies	1,461,332	—	—	1,461,332
Iron & Steel	886,687	—	—	886,687
Lodging	2,715,874	—	—	2,715,874
Machinery — Construction & Mining	51,856	—	—	51,856
Machinery — Diversified	3,868,234	—	—	3,868,234
Media	1,802,097	—	—	1,802,097
Metal Fabricate & Hardware	4,339,571	—	—	4,339,571

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Mining	$5,812,545	$—	$—	$5,812,545
Miscellaneous — Manufacturing	9,086,147	—	—	9,086,147
Oil & Gas	7,411,645	—	—	7,411,645
Oil & Gas Services	7,784,143	—	—	7,784,143
Packaging & Containers	2,014,575	—	—	2,014,575
Pharmaceuticals	4,754,572	—	—	4,754,572
Pipelines	1,331,865	—	—	1,331,865
Real Estate	1,462,820	—	—	1,462,820
REITS	18,860,224	—	—	18,860,224
Retail	20,222,447	—	—	20,222,447
Savings & Loans	3,554,393	—	—	3,554,393
Semiconductors	5,965,618	—	—	5,965,618
Software	3,974,443	—	—	3,974,443
Telecommunications	2,666,867	—	—	2,666,867
Textiles	2,204,213	—	—	2,204,213
Toys, Games & Hobbies	455,500	—	—	455,500
Transportation	4,174,972	—	—	4,174,972
Trucking & Leasing	390,163	—	—	390,163
Water	2,776,318	—	—	2,776,318

Total Common Stocks	280,346,738	—	—	280,346,738

Short-Term Investments
Bank Deposits	—	4,625,268	—	4,625,268

Total Short-Term Investments	—	4,625,268	—	4,625,268

Total	$280,346,738	$4,625,268	$—	$284,972,006

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Futures
Buys	$—	$(2,046)	$—	$(2,046)

Total	$—	$(2,046)	$—	$(2,046)

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

Non-US Core Equity

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Common Stocks
Australia	$43,524,237	$—	$—	$43,524,237
Austria	13,231,414	—	—	13,231,414
Belgium	20,619,198	—	—	20,619,198
Bermuda	14,435,375	—	—	14,435,375
Brazil	34,072,585	—	—	34,072,585
Canada	22,249,707	—	—	22,249,707
Cayman Islands	7,341,711	—	—	7,341,711
Chile	1,244,397	—	—	1,244,397
China	8,910,482	—	—	8,910,482
Cyprus	1,766,060	—	—	1,766,060
Czech Republic	829,980	—	—	829,980
Denmark	11,717,206	—	—	11,717,206
Egypt	7,787,877	—	—	7,787,877
Finland	29,885,716	—	—	29,885,716
France	138,345,033	—	—	138,345,033
Germany	67,828,413	—	—	67,828,413
Greece	8,955,449	—	—	8,955,449
Hong Kong	8,077,160	—	—	8,077,160
Hungary	1,143,246	—	—	1,143,246
India	10,980,233	—	—	10,980,233
Indonesia	4,590,469	—	—	4,590,469
Ireland	7,203,051	—	—	7,203,051
Israel	19,646,307	—	—	19,646,307
Italy	19,132,902	—	—	19,132,902
Japan	255,197,598	—	—	255,197,598
Luxembourg	18,042,253	—	—	18,042,253
Malaysia	507,864	—	—	507,864
Mexico	12,131,246	—	—	12,131,246
Netherlands	42,974,435	—	—	42,974,435
New Zealand	2,873	—	—	2,873
Norway	12,955,417	—	—	12,955,417
Pakistan	1,172,224	—	—	1,172,224
Peru	3,020,832	—	—	3,020,832
Philippines	1,554,061	—	—	1,554,061
Poland	3,883,875	—	—	3,883,875
Portugal	4,408,189	—	—	4,408,189
Russia	8,867,067	—	—	8,867,067
Singapore	15,139,578	—	—	15,139,578
South Africa	11,494,431	—	—	11,494,431
South Korea	28,103,388	—	—	28,103,388
Spain	36,512,620	—	—	36,512,620
Sweden	16,744,459	—	—	16,744,459

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Switzerland	$128,047,923	$—	$—	$128,047,923
Taiwan	16,768,890	—	—	16,768,890
Thailand	2,508,265	—	—	2,508,265
Turkey	8,999,887	—	—	8,999,887
United Kingdom	278,354,101	—	—	278,354,101
United States	8,425,624	—	—	8,425,624

Total Common Stocks	1,419,335,308	—	—	1,419,335,308

Investment Companies
Australia	365,381	—	—	365,381
United States	15,482,658	—	—	15,482,658

Total Investment Companies	15,848,039	—	—	15,848,039

Preferred Stocks
Brazil	2,377,983	—	—	2,377,983
Germany	9,327,137	—	—	9,327,137

Total Preferred Stocks	11,705,120	—	—	11,705,120

Warrants
Bermuda	—	5,759,951	—	5,759,951

Total Warrants	—	5,759,951	—	5,759,951

Options Purchased
Call Options	—	66,310	—	66,310

Total Call Options Purchased	—	66,310	—	66,310

Put Options	—	579,180	—	579,180

Total Put Options Purchased	—	579,180	—	579,180

Short-Term Investments Bank Deposit	—	29,033,531	—	29,033,531

Total Short-Term Investments	—	29,033,531	—	29,033,531

Forward Currency Contracts
Buys	—	1,117,612	—	1,117,612
Sales	—	91,737	—	91,737
Futures Contracts
Buys	—	19,340	—	19,340

Total	$1,446,888,467	$36,667,661	$—	$1,483,556,128

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Forward Currency Contracts
Buys	$—	$(479,684)	$—	$(479,684)
Sales	—	(772,068)	—	(772,068)
Futures Contracts
Buys	—	(16,934)	—	(16,934)

Total	$—	$(1,268,686)	$—	$(1,268,686)

Core Opportunistic

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$40,305,904	$—	$40,305,904
Convertible Debt	—	231,831	—	231,831
Corporate Debt	—	260,441,969	—	260,441,969
Mortgage Backed Securities	—	465,356,920	—	465,356,920
Municipal Obligations	—	24,748,427	—	24,748,427
Sovereign Debt Obligations	—	16,196,421	—	16,196,421
U.S. Government and Agency Obligations	237,730,407	9,975,024	—	247,705,431

Total Debt Obligations	237,730,407	817,256,496	—	1,054,986,903

Common Stocks
Building Materials	89,522	—	—	89,522
Diversified Financial Services	203,990	—	—	203,990
Oil & Gas Services	4,918	—	—	4,918

Total Common Stocks	298,430	—	—	298,430

Preferred Stocks
Banks	600,165	—	—	600,165
Diversified Financial Services	1,023,428	—	—	1,023,428
Sovereign	31,011	—	—	31,011

Total Preferred Stocks	1,654,604	—	—	1,654,604

Warrants
Media	2,533	—	—	2,533
Oil & Gas Services	1,377	—	—	1,377

Total Warrants	3,910	—	—	3,910

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Options Purchased
Call Options	$—	$18,900	$—	$18,900

Total Call Options Purchased	—	18,900	—	18,900

Put Options	—	32,418	—	32,418

Total Put Options Purchased	—	32,418	—	32,418

Short-Term Investments
Municipal Obligations	—	1,200,000	—	1,200,000
U.S. Government and Agency Obligations	64,740,408	46,290,662	—	111,031,070
Repurchase Agreements	—	63,400,000	—	63,400,000
Bank Deposit	—	30,457,250	—	30,457,250

Total Short-Term Investments	64,740,408	141,347,912	—	206,088,320

Forward Currency Contracts
Buys	—	522,449	—	522,449
Sales	—	322,857	—	322,857
Futures Contracts
Buys	—	24,638	—	24,638
Sales	—	776,627	—	776,627
Credit Default Swaps	—	88,366	—	88,366

Total	$304,427,759	$960,390,663	$—	$1,264,818,422

LIABILITIES VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
TBA Sale Commitments
TBA Sale Commitments	$—	$(36,211,723)	$—	$(36,211,723)
Total TBA Sale Commitments	—	(36,211,723)	—	(36,211,723)
Forward Currency Contracts
Buys	—	(103,934)	—	(103,934)
Sales	—	(963,347)	—	(963,347)
Futures Contracts
Buys	—	(402,319)	—	(402,319)
Sales	—	(66,897)	—	(66,897)
Written Options		(1,754,057)		(1,754,057)
Credit Default Swaps	—	(80,394)	—	(80,394)

Total	$—	$(39,582,671)	$—	$(39,582,671)

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

Short Maturity

ASSETS VALUATION INPUT

	Quoted Prices	Significant
	in Active	Other	Significant
	Markets for	Observable	Unobservable
	Identical Assets	Inputs	Inputs
Description	(Level 1)	(Level 2)	(Level 3)	Total
Debt Obligations
Asset Backed Securities	$—	$10,285,898	$—	$10,285,898
Corporate Debt	—	9,900,231	—	9,900,231
Mortgage Backed Securities	—	12,836,478	—	12,836,478
U.S. Government and Agency Obligations	19,170,131	13,614,773	—	32,784,904
Total Debt Obligations	19,170,131	46,637,380	—	65,807,511
Short-Term Investments
Bank Deposits	—	735,766	—	735,766
Total Short-Term Investments	—	735,766	—	735,766

Total	$19,170,131	$47,373,146	$—	$66,543,277

Disclosures about Derivative Instruments and Hedging Activities

The Funds follow FASB ASC 815 “Disclosures about Derivative Instruments and Hedging Activities” (“ASC 815”), effective April 1, 2009. ASC 815 requires enhanced disclosures about the Funds’ use of, and accounting for, derivative instruments and the effect on the results of each Fund’s operations and financial position.

Non-US Core Equity held rights during the period as a result of corporate actions. Non-US Core Equity and Core Opportunistic held warrants during the period as a result of corporate actions.

At December 31, 2010 and during the period then ended, the Funds had the following derivatives and transactions in derivatives, grouped into appropriate risk categories:

Small Mid Cap Value

LIABILITY DERIVATIVES

	Equity
	Contracts Risk	Total
Futures Contracts(2)	$(2,046)	$(2,046)

Total Value	$(2,046)	$(2,046)

NUMBER OF CONTRACTS(4)

	Equity
	Contracts Risk	Total
Futures Contracts	7	7

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

NON-US CORE EQUITY

ASSET DERIVATIVES

	Foreign
	Exchange	Equity Contracts
	Contracts Risk	Risk	Total
Warrants(1)	$—	$5,759,951	$5,759,951
Options Purchased(1)	645,490	—	645,490
Futures Contracts(2)	—	19,340	19,340
Forward Contracts(1)	1,209,349	—	1,209,349

Total Value	$1,854,839	$5,779,291	$7,634,130

LIABILITY DERIVATIVES

	Foreign
	Exchange	Equity Contracts
	Contracts Risk	Risk	Total
Futures Contracts(2)	$—	$(16,934)	$(16,934)
Forward Contracts(3)	(1,251,752)	—	(1,251,752)

Total Value	$(1,251,752)	$(16,934)	$(1,286,686)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(4)

	Foreign
	Exchange	Equity Contracts
	Contracts Risk	Risk	Total
Rights	—	174,598	174,598
Warrants	—	162,648	162,648
Options Purchased	789,244,048	—	789,244,048
Futures Contracts	—	128	128
Forward Contracts	4,958,620	—	4,958,620

Core Opportunistic

ASSET DERIVATIVES

		Foreign
	Interest Rate	Exchange	Credit	Equity
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Warrants(1)	$—	$—	$—	$3,910	$3,910
Options Purchased(1)	—	—	—	51,318	51,318
Futures Contracts(2)	799,265	—	—	—	799,265
Forward Contracts(1)	—	814,583	—	—	814,583
Swap Contracts(1)	—	—	88,366	—	88,366

Total Value	$799,265	$814,583	$88,366	$55,228	$1,757,442

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

LIABILITY DERIVATIVES

		Foreign
	Interest Rate	Exchange	Credit	Equity
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Options Written(3)	$(1,754,054)	$—	$—	$—	$(1,754,054)
Futures Contracts(2)	(469,216)	—	—	—	(469,216)
Forward Contracts(3)	—	(1,036,558)	—	—	(1,036,558)
Swap Contracts(1)	—	—	(80,394)	—	(80,394)

Total Value	$(2,223,270)	$(1,036,558)	$(80,394)	$—	$(3,340,222)

NUMBER OF CONTRACTS, NOTIONAL AMOUNTS OR SHARES/UNITS(4)

		Foreign
	Interest Rate	Exchange	Credit	Equity
	Contracts Risk	Contracts Risk	Contracts Risk	Contracts Risk	Total
Warrants	—	—	—	497	497
Options Purchased	1,868,667	—	—	—	1,868,667
Options Written	(136,701,556)	—	—	—	(136,701,556)
Futures Contracts	(209)	—	—	—	(209)
Forward Contracts	—	(1,664,067)	—	—	(1,664,067)
Swap Contracts	—	—	11,477,778	—	11,477,778

(1)	Statement of Assets and Liabilities location: Investments, at value and Receivable for open forward currency contracts and Swap contracts, at value.
(2)	Cumulative appreciation (depreciation) on futures contracts is reported within the Schedule of Investments under the open “Futures Contracts” section. Only current day’s variation margin, if any, is reported within the Statements of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Payable for open forward currency contracts and Written options, at value.
(4)	Amounts disclosed represent average number of contracts, notional amounts, or shares/units outstanding for the months that the Fund held such derivatives during the period ended December 31, 2010.

The Funds follow FASB ASC 815-10-50 “Disclosures about Credit Derivative and Certain Guarantees”, effective July 1, 2008. This applies to written credit derivatives, hybrid instruments that have embedded credit derivatives (for example, credit-linked notes), and certain guarantees. See Note 2 for a description of credit derivative instruments.

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

The following is a summary of open credit default swaps positions held in Core Opportunistic at December 31, 2010:

					Maximum
					Potential
					Amount
					of Future	Receive
					Payments by	(Pay)		Unrealized
Notional		Expiration		Buy/Sell	the Fund Under	Fixed	Deliverable	Appreciation
Amount	Currency	Date	Counterparty	Protection	the Contract	Rate	on Default	(Depreciation)	Value
400,000	USD	12/20/2015	Deutsche Bank AG	Buy	$400,000	(1.00%)	Starwood Hotels and Resorts, 6.75%, 05/15/18	$(26,081)	$2,723
900,000	USD	3/20/2016	Deutsche Bank AG	Buy	900,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	(8,973)	33,221
1,400,000	USD	3/20/2016	Morgan Stanley Capital Services, Inc.	Buy	1,400,000	(1.00%)	Kinder Morgan, Inc., 6.50%, 09/01/12	(15,417)	51,677
1,600,000	USD	12/20/2019	Bank of America N.A.	Sell	1,600,000	1.00%	Cash	22,089	232
1,300,000	USD	12/20/2019	UBS AG	Sell	1,300,000	1.00%	Cash	20,065	513
8,500,000	USD	06/20/2015	Morgan Stanley Capital Services, Inc.	Buy	8,500,000	(1.00%)	Cash	(43,172)	(80,394)

					$14,100,000			$(51,489)	$7,972

(b) Security transactions and related investment income

Security transactions are accounted for on trade date. Dividend income, net of applicable withholding taxes, is recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date, if later. Interest income is recorded on the accrual basis, and is adjusted for amortization of premium and discounts for debt securities. Income is not recognized, nor are premium and discount amortized, on securities for which collection is not expected. Withholding taxes on foreign dividend, interest, and capital gains have been provided for in accordance with the respective country’s tax rules and rates. Non-cash dividends, if any, are recorded at the fair market value of the securities received. Interest income on inflation indexed securities is accrued daily based upon an inflation-adjusted principal. Additionally, any increase in the principal or face amount of these securities is recorded as interest income. Dividends representing a return of capital are reflected as a reduction of cost and/or as a realized gain when the amount of the return of capital is conclusively determined. In determining the net gain or loss on securities sold, the cost of securities is determined on the identified-cost basis.

The Funds are subject to a 2% Imposto sobre Operacoes Financeiras (“IOF”) transaction tax levied by the Brazilian government on certain foreign exchange transactions related to security transactions executed across Brazilian exchanges. The IOF tax has been included in net realized gain (loss) on forward contracts and foreign currency related transactions in the Statements of Operations.

(c) Cash and short term investments

A Fund may invest a portion of its assets in short-term debt securities (including repurchase agreements and reverse repurchase agreements) of corporations, the U.S. government and its agencies and instrumentalities and banks and finance companies, which may be denominated in any currency.

A Fund may invest a portion of its assets in shares issued by money market mutual funds. A Fund also may invest in collective investment vehicles that are managed by an unaffiliated investment manager, pending investment of the Fund’s assets in portfolio securities. When unusual market conditions warrant, a Fund may make substantial temporary defensive investments in cash equivalents, up to a maximum of 100% of the Fund’s net assets. Cash equivalent holdings may be in any currency. When a Fund invests for temporary defensive purposes, such investments may affect the Fund’s ability to achieve its investment objective.

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

(d) Securities lending

A Fund may lend its portfolio securities to qualified broker-dealers and financial institutions pursuant to agreements, provided: (1) the loan is secured continuously by collateral marked-to-market daily and maintained in an amount at least equal to the current market value of the securities loaned; (2) the Fund may call the loan at any time and receive the securities loaned; (3) the Fund will receive any interest or dividends paid on the loaned securities; and (4) the aggregate market value of securities loaned will not at any time exceed 33 1/3% of the total assets of the Fund. Collateral will consist of U.S. and non-U.S. securities, cash equivalents or irrevocable letters of credit. As with other extensions of credit, there are risks of delay in recovery or even loss of rights in collateral in the event of default or insolvency of a borrower of a Fund’s portfolio securities. A Fund may not retain voting rights on securities while they are on loan.

Effective October 6, 2008, the Funds suspended their participation in the securities lending arrangement under which State Street Bank and Trust Company serves as lending agent (the “State Street Program”). As of December 31, 2010, no Fund had any portfolio securities on loan. The Advisor will determine if or when it becomes appropriate for the Funds to resume their participation in the State Street Program.

(e) Repurchase agreements

A Fund may enter into a repurchase agreement where the Fund purchases securities from a bank or broker-dealer who simultaneously agrees to repurchase the securities at a mutually agreed upon time and price, thereby determining the yield during the term of the agreement. As a result, a repurchase agreement provides a fixed rate of return insulated from market fluctuations during the term of the agreement. The term of a repurchase agreement generally is short, possibly overnight or for a few days, although it may extend over a number of months (up to one year) from the date of delivery. Repurchase agreements are considered under the 1940 Act to be collateralized loans by a Fund to a seller secured by the securities transferred to the Fund. Repurchase agreements will be fully collateralized and the collateral will be marked-to-market daily. A Fund may not enter into a repurchase agreement having more than seven days remaining to maturity if, as a result, such agreement, together with any other illiquid securities held by the Fund, would exceed 15% of the value of the net assets of the Fund. See the Core Opportunistic Schedule of Investments for open repurchase agreements held as of December 31, 2010.

(f) Reverse repurchase agreements

A Fund may enter into reverse repurchase agreements, which involve sales of portfolio securities of a Fund to member banks of the Federal Reserve System or securities dealers believed to be creditworthy, concurrently with an agreement by the Fund to repurchase the same securities at a later date at a fixed price, which is generally equal to the original sales price plus interest. A Fund retains record ownership and the right to receive interest and principal payments on the portfolio securities involved. In connection with each reverse repurchase agreement transaction, a Fund’s Subadvisor will earmark or direct State Street Bank and Trust Company, the Funds’ custodian (the “Custodian”), to designate cash, U.S. government securities, equity securities and/or investment and non-investment grade debt securities as segregated assets on the Fund’s or the Custodian’s records in an amount equal to the Fund’s obligations under the transaction. When engaging in (or purchasing) reverse repurchase agreements, when-issued securities, options, futures, forward contracts, dollar rolls or other derivative transactions, a Fund’s Subadvisor will earmark or cause the Custodian to designate on the Fund’s records or the Custodian’s records cash, U.S. government securities or other liquid portfolio securities, which shall be unencumbered and marked-to-market daily.

A reverse repurchase agreement involves the risk that the market value of the securities retained by a Fund may decline below the price of the securities the Fund has sold but is obligated to repurchase under the agreement. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, a Fund’s use of the proceeds of the agreement may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Fund’s obligation to repurchase the securities. Reverse repurchase

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

agreements are considered to be borrowings of a Fund under the 1940 Act and as such, are subject to the same investment limitations. At December 31, 2010, none of the Funds held open reverse repurchase agreements.

(g) Swaps

A Fund may engage in swaps, including, but not limited to, interest rate, currency, credit default, and index swaps, swap options (sometimes referred to as “swaptions”), and the purchase or sale of related caps, floors, collars, and other derivative instruments. A Fund expects to enter into these transactions to preserve a return or spread on a particular investment or portion of the portfolio, to modify the portfolio’s duration, to protect against any increase in the price of securities the Fund anticipates purchasing at a later date, or to gain exposure to certain markets in the most economical way possible.

Interest rate swaps involve the exchange by a Fund with another party of their respective commitments to receive or pay interest (e.g., an exchange of fixed rate payments for floating rate payments) with respect to a notional amount of principal. Currency swaps involve the exchange of cash flows on a notional amount based on changes in the values of referenced currencies.

The purchase of a cap entitles the purchaser to receive payments on a notional principal amount from the party selling the cap to the extent that a specified index exceeds a predetermined interest rate or amount. The purchase of an interest rate floor entitles the purchaser to receive payments on a notional principal amount from the party selling the floor to the extent that a specified index falls below a predetermined interest rate or amount. A collar is a combination of a cap and a floor that preserves a certain return with a predetermined range of interest rates or values.

Swaps do not involve the delivery of securities or other underlying assets or principal, and are subject to counterparty risk. If the other party to a swap defaults and fails to consummate the transaction, a Fund’s risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Under Internal Revenue Service rules, any nonperiodic payments received or due under the notional principal contract must be recognized over the term of the notional principal contract in a manner that reflects the economic substance of the contract.

Whether a Fund’s use of swap agreements or swap options will be successful in achieving the Fund’s investment objective will depend on the Subadvisor’s ability to predict correctly whether certain types of investments are likely to produce greater returns than other investments. Moreover, a Fund bears the risk of loss of the amount expected to be received under a swap agreement in the event of the default or bankruptcy of a swap agreement counterparty. The Funds will enter into swap agreements only with counterparties that meet certain standards of creditworthiness.

If there is a default by the counterparty to a swap contract, a Fund will be limited to contractual remedies pursuant to the agreements related to the transaction. There is no assurance that a swap contract counterparty will be able to meet its obligations pursuant to a swap contract or that, in the event of a default, a Fund will succeed in pursuing contractual remedies. A Fund thus assumes the risk that it may be delayed in, or prevented from, obtaining payments owed to it pursuant to a swap contract. However, the amount at risk is only the net unrealized gain, if any, on the swap, not the entire notional amount. The Subadvisor that enters into the swap agreement will closely monitor, subject to the oversight of the Board, the creditworthiness of swap counterparties in order to minimize the risk of swaps.

Swaps are highly specialized instruments that require investment techniques, risk analyses, and tax planning different from those associated with traditional investments. The use of a swap requires an understanding not only of the referenced asset, reference rate, or index but also of the swap itself, without the benefit of observing the performance of the swap under all possible market conditions. Because swaps are two party contracts that may be subject to contractual restrictions on transferability and termination, and they may have terms of greater than seven days, swap agreements may be considered to be illiquid and subject to a Fund’s limitation on investments in illiquid securities. However, the Trust has adopted procedures pursuant to which the Advisor may

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

determine that swaps (including swap options) are liquid under certain circumstances. To the extent that a swap is not liquid, it may not be possible to initiate a transaction or liquidate a position at an advantageous time or price, which may result in significant losses.

Certain restrictions imposed on the Funds by the Code may limit the Funds’ ability to use swap agreements. The swaps market is largely unregulated. It is possible that developments in the swaps market, including potential government regulation, could adversely affect a Fund’s ability to terminate existing swap agreements or to realize amounts to be received under such agreements.

The credit default swap agreements may have as reference obligations one or more securities that are not currently held by a Fund. The protection “buyer” in a credit default swap agreement is generally obligated to pay the protection “seller” an upfront or a periodic stream of payments over the term of the contract provided that no credit event, such as a default, on a reference obligation has occurred. If a credit event occurs, the seller generally must pay the buyer the “par value” (full notional value) of the swap in exchange for an equal face amount of deliverable obligations of the reference entity described in the swap, or the seller may be required to deliver the related net cash amount, if the swap is cash settled. A Fund may be either the buyer or seller in the transaction. If a Fund is a buyer and no credit event occurs, the Fund may recover nothing if the swap is held through its termination date. However, if a credit event occurs, the buyer generally may elect to receive the full notional value of the swap in exchange for an equal face amount of deliverable obligations of the reference entity whose value may have significantly decreased. As a seller, a Fund generally receives an upfront payment or a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Fund would effectively add leverage to its portfolio because, in addition to its total net assets, a Fund would be subject to investment exposure on the notional amount of the swap.

The spread of a credit default swap is the annual amount the protection buyer must pay the protection seller over the length of the contract, expressed as a percentage of the notional amount. When spreads rise, market perceived credit risk rises and when spreads fall, market perceived credit risk falls. Wider credit spreads and decreasing market values, when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement. For credit default swap agreements on asset-backed securities and credit indices, the quoted market prices and resulting values, as well as the annual payment rates, serve as an indication of the current status of the payment/performance risk.

Credit default swap agreements involve greater risks than if a Fund had invested in the reference obligation directly since, in addition to general market risks, credit default swaps are subject to illiquidity risk, counterparty risk and credit risk. A Fund will enter into credit default swap agreements only with counterparties that meet certain standards of creditworthiness. A buyer generally also will lose its investment and recover nothing should no credit event occur and the swap is held to its termination date. If a credit event were to occur, the value of any deliverable obligation received by the seller, coupled with the upfront or periodic payments previously received, may be less than the full notional value it pays to the buyer, resulting in a loss of value to the seller. A Fund’s obligations under a credit default swap agreement will be accrued daily (offset against any amounts owing to the Fund). In connection with credit default swaps in which a Fund is the buyer, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or the Subadvisor in accordance with procedures established by the Board of Trustees, or enter into certain offsetting positions, with a value at least equal to the Fund’s exposure (any accrued but unpaid net amounts owed by the Fund to any counterparty), on a marked-to-market basis. In connection with credit default swaps in which a Fund is the seller, the Fund will segregate or “earmark” cash or assets determined to be liquid by the Advisor and/or Subadvisor in accordance with procedures established by the Board of Trustees, or enter into offsetting positions, with a value at least equal to the full notional amount of the swap (minus any amounts owed to the Fund). Such segregation or “earmarking” will ensure that a Fund has assets available to satisfy its obligations with respect to the transaction and will limit any potential leveraging of the Fund’s portfolio. Such segregation or “earmarking” will not limit the Fund’s exposure to loss.

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

In January 2009, the SEC issued temporary rules to allow for clearinghouses to facilitate certain credit default swap transactions between one or more counterparties. A clearinghouse may act as the intermediary, or central counterparty, in credit default swap transactions, reducing the risk of a counterparty defaulting on a transaction while providing a central location for regulators to view traders’ positions and prices. The use of a clearinghouse for credit default swaps is voluntary and the temporary rules are in effect from January 22, 2009 until November 30, 2010. In March 2009, the SEC approved exemptions to allow the CME Group, Inc. and InterContinental, Inc. to operate a clearinghouse for credit default swaps. Similarly, dealers of credit default swaps in Europe agreed, in February 2009, to use a clearinghouse in the European Union to guarantee derivatives. Nine banks and brokers, including Deutsche Bank AG, JPMorgan Chase and Co., and Barclays PLC, committed to start using one or more clearinghouses within the 27-nation region by the end of July 2009. The clearinghouse(s) will be funded by their members. In response to these developments, in March 2009, the Financial Industry Regulatory Authority (“FINRA”) proposed a pilot program imposing margin rules for credit default swap transactions executed by a registered broker-dealer and cleared by the CME Group, Inc. or other central counterparty platforms. FINRA speculates that the creation of CDS central counterparties will result in an increasing volume of CDS transactions being handled through broker-dealers instead of through affiliated entities of investment banks as in the past. FINRA’s pilot program is set to expire November 30, 2010.

Like most other investments, swap agreements are subject to the risk that the market value of the instrument will change in a way detrimental to a Fund’s interest. A Fund bears the risk that Subadvisor will not accurately forecast future market trends or the values of assets, reference rates, indexes, or other economic factors in establishing swap positions for the Fund. If a Subadvisor attempts to use a swap as a hedge against, or as a substitute for, a portfolio investment, the Fund will be exposed to the risk that the swap will have or will develop imperfect or no correlation with the portfolio investment. This could cause substantial losses for the Fund. While hedging strategies involving swap instruments can reduce the risk of loss, they can also reduce the opportunity for gain or even result in losses by offsetting favorable price movements in other Fund investments. Many swaps are complex and often valued subjectively.

Certain swap agreements are exempt from most provisions of the Commodity Exchange Act (“CEA”) and, therefore, are not regulated as futures or commodity option transactions under the CEA, pursuant to regulations approved by the Commodity Futures Trading Commision (“CFTC”). To qualify for this exemption, a swap agreement must be entered into by “eligible participants,” which includes the following, provided the participants’ total assets exceed established levels: a bank or trust company, savings association or credit union, insurance company, investment company subject to regulation under the 1940 Act, commodity pool, corporation, partnership, proprietorship, organization, trust or other entity, employee benefit plan, governmental entity, broker-dealer, futures commission merchant, natural person, or regulated foreign person. To be eligible, natural persons and most other entities must have total assets exceeding $10 million; commodity pools and employee benefit plans must have assets exceeding $5 million. In addition, an eligible swap transaction must meet three conditions. First, the swap agreement may not be part of a fungible class of agreements that are standardized as to their material economic terms. Second, the creditworthiness of parties with actual or potential obligations under the swap agreement must be a material consideration in entering into or determining the terms of the swap agreement, including pricing, cost or credit enhancement terms. Third, swap agreements may not be entered into and traded on or through a multilateral transaction execution facility.

This exemption is not exclusive, and participants may continue to rely on existing exclusions for swaps, such as the Policy Statement issued in July 1989, which recognized a safe harbor for swap transactions from regulation as futures or commodity option transactions under the CEA or its regulations. The Policy Statement applies to swap transactions settled in cash that (1) have individually tailored terms, (2) lack exchange-style offset and the use of a clearing organization or margin system, (3) are undertaken in conjunction with a line of business, and (4) are not marketed to the public.

See the Core Opportunistic Equity Schedule of Investments for a listing of open swap agreements as of December 31, 2010.

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

(h) Futures

A futures contract is a contractual agreement to buy or sell a specific amount of a commodity or financial instrument at a predetermined price on a stipulated future date. A Fund may enter into contracts for the purchase or sale for future delivery of securities, indices and foreign currencies. Futures contracts may be opened to protect against the adverse effects of fluctuations in security prices, interest rates, or foreign exchange rates without actually buying or selling the securities or foreign currency. A Fund also may enter into futures contracts as a low cost method for gaining or reducing exposure to a particular currency or securities market without directly investing in those currencies or securities.

A purchase of a futures contract means the acquisition of a contractual right of a Fund to obtain delivery of the securities or foreign currency underlying the contract at a specified price on a specified future date. When a futures contract is sold, a Fund incurs a contractual obligation to deliver the securities or foreign currency underlying the contract at a specified price on a specified date.

When a Fund enters into a futures contract, it must deliver to the futures commission merchant selected by the Fund an amount referred to as “initial margin.” This amount is maintained by the futures commission merchant in a segregated account at the custodian bank. Futures contracts are marked-to-market daily, depending upon changes in the price of the underlying securities subject to the futures contracts, and the change in value is recorded by the Fund as a variation margin payable or receivable. The Fund recognizes gains and losses on futures contracts in addition to the variation margin, which gains and losses are considered realized at the time the contracts expire or close.

A Fund may enter into futures transactions on domestic exchanges and, to the extent such transactions have been approved by the CFTC for sale to customers in the United States, on foreign exchanges. In addition, a Fund may sell stock index futures in anticipation of, or during a market decline to attempt to offset the decrease in the market value of the Fund’s common stocks that might otherwise result, and a Fund may purchase such contracts in order to offset increases in the cost of common stocks that it intends to purchase. Unlike other futures contracts, a stock index futures contract specifies that no delivery of the actual stocks making up the index will take place. Instead, settlement in cash must occur upon the termination of the contract.

While futures contracts provide for the delivery of securities, deliveries usually do not occur. Contracts are generally terminated by entering into offsetting transactions.

See the Small/Mid Cap Value, Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of open futures contracts as of December 31, 2010.

(i) Options

The Funds may purchase and sell (write) put and call options on debt securities and indices to enhance investment performance, manage duration, or protect against changes in market prices. The Funds may also buy and sell combinations of put and call options on the same underlying security, currency or index. Short (sold) options positions will generally be hedged by the Funds with cash, cash equivalents, current portfolio security holdings, or other options or futures positions.

The Funds may enter into swap options. A swap option is a contract that gives a counterparty the right (but not the obligation), in return for payment of a premium, to enter into a new swap agreement or to shorten, extend, cancel, or otherwise modify an existing swap agreement, at some designated future time on specified terms. Each Fund may write (sell) and purchase put and call swap options. Depending on the terms of the particular option agreement, a Fund generally will incur a greater degree of risk when the Fund writes a swap option than the Fund will incur when it purchases a swap option. When a Fund purchases a swap option, the Fund’s risk of loss is limited to the amount of the premium it has paid should it decide to let the swap option expire unexercised.

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

However, when a Fund writes a swap option, upon exercise of the option, the Fund will become obligated according to the terms of the underlying agreement.

When the Fund writes a covered call or a put option, an amount equal to the premium received by the Fund is included in the Fund’s Statement of Assets and Liabilities as an asset and as an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The Fund receives a premium on the sale of a call option but gives up the opportunity to profit from any increase in stock value above the exercise price of the option, and when the Fund writes a put option, it is exposed to a decline in the price of the underlying security.

Whether an option which the Fund has written expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss, if the cost of a closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. If a call option which the Fund has written is exercised, the Fund realizes a capital gain or loss from the sale of the underlying security, and the cost basis of the lots sold are decreased by the premium originally received. When a put option which a Fund has written is exercised, the amount of the premium originally received will reduce the cost of the security which a Fund purchases upon exercise of the option. Realized gains (losses) on purchased options are included in net realized gain (loss) from investments.

The Funds’ use of written options involves, to varying degrees, elements of market risk in excess of the amount recognized in the Statements of Assets and Liabilities. The face or contract amounts of these instruments reflect the extent of the Fund’s exposure to market risk. The risks may be caused by an imperfect correlation between movements in the price of the instrument and the price of the underlying securities and interest rates.

See the Core Opportunistic Schedule of Investments for a listing of open written options contracts as of December 31, 2010.

Transactions in written option contracts for Core Opportunistic for the period ended December 31, 2010, is as follows:

	Number of	Premiums
	Contracts	Received
Options outstanding at March 31, 2010	92,600,968	$1,288,795
Options written	217,000,786	1,798,493
Options terminated in closing purchase transactions	(142,801,217)	(1,547,806)
Options expired	(265)	(90,177)

Options outstanding at December 31, 2010	166,800,272	$1,449,305

(j) Foreign currency translation

The books and records of each Fund are maintained in US dollars. Foreign currencies, investments and other assets and liabilities denominated in foreign currencies are translated into US dollars at the exchange rates prevailing at the end of the period, and purchases and sales of investment securities, income and expenses are translated at exchange rates prevailing on the dates of such transactions. Unrealized gains and losses that result from changes in foreign currency exchange rates have been included in the unrealized gains (losses) on foreign currency translations. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions and the difference between the amounts of interest and dividends recorded on the books of the Fund and the amount actually received. The portion of foreign currency gains and losses related to fluctuations in exchange rates between the purchase settlement date and subsequent sale trade date is included in realized gains and losses on investment transactions.

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

(k) Forward foreign currency contracts

The Funds may purchase or sell currencies and/or engage in forward foreign currency transactions in order to expedite settlement of portfolio transactions and to manage currency risk.

Forward foreign currency contracts are traded in the inter-bank market conducted directly between currency traders (usually large commercial banks) and their customers. A forward contract generally has no deposit requirement and no commissions are charged at any stage for trades. The Funds will account for forward contracts by marking-to-market each day at current forward contract values. The change in market value is recorded by the Fund as an unrealized gain or loss. When the contract is closed, the Fund recognizes a realized gain or loss equal to the difference between the value of the contract at the time the contract was opened and the value at the time the contract was closed.

The Funds will only enter into forward contracts to sell, for a fixed amount of U.S. dollars or other appropriate currency, an amount of foreign currency, to the extent that the value of the short forward contract is covered by the underlying value of securities denominated in the currency being sold. Alternatively, when a Fund enters into a forward contract to sell an amount of foreign currency, the Custodian or the Fund’s sub-custodian will segregate assets in a segregated account of the Fund in an amount not less than the value of the Fund’s total assets committed to the consummation of such forward contract. If the additional segregated assets placed in the segregated account decline, additional cash or securities will be placed in the account on a daily basis so that the value of the account will equal the amount of the Fund’s commitments with respect to such contract.

See the Non-US Core Equity and Core Opportunistic Schedules of Investments for a listing of open forward foreign currency contracts as of December 31, 2010.

(l) Short sales

A Fund may from time to time sell securities short. In the event that a Subadvisor anticipates that the price of a security will decline, the Fund may sell the security short and borrow the same security from a broker or other institution to complete the sale. A Fund will incur a profit or a loss, depending upon whether the market price of the security decreases or increases between the date of the short sale and the date on which the Fund must replace the borrowed security. All short sales will be fully collateralized. Short sales represent an aggressive trading practice with a high risk/return potential, and short sales involve special considerations. Risks of short sales include the risk that possible losses from short sales may be unlimited (e.g., if the price of a stock sold short rises), whereas losses from direct purchases of securities are limited to the total amount invested, and a Fund may be unable to replace a borrowed security sold short. At December 31, 2010, none of the Funds held short positions in any security.

(m) When-issued securities/TBA securities

Purchasing securities on a “when-issued” basis is a commitment by a Fund to buy a security before the security is actually issued. A Fund may purchase securities offered on a “when-issued” or “forward delivery” basis such as “to-be-announced” (“TBA”) securities. When so offered, the price, which is generally expressed in yield terms, is fixed at the time the commitment to purchase is made, but delivery and payment for the when-issued or forward delivery securities take place at a later date. During the period between purchase and settlement, no payment is made by the purchaser to the issuer and no interest on the when-issued or forward delivery security accrues to the purchaser. While when-issued or forward delivery securities may be sold prior to the settlement date, it is intended that a Fund will purchase such securities with the purpose of actually acquiring the securities unless a sale appears desirable for investment reasons. At the time a Fund makes the commitment to purchase a security on a when-issued or forward delivery basis, the Fund will record the transaction and reflect the value of the security in determining the Fund’s NAV. The market value of when-issued or forward delivery securities may be more or less than the purchase price. See the Core Opportunistic Schedule of Investments for TBA sale commitments held as of December 31, 2010.

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

(n) Exchange-traded index securities

A Fund may invest in exchange-traded index securities that are currently operational or that may be developed in the future. Exchange-traded index securities generally trade on the American Stock Exchange or New York Stock Exchange and are subject to the risks of an investment in a broadly based portfolio of common stocks, including the risk that the general level of stock prices may decline, thereby adversely affecting the value of the Fund’s investment. These securities generally bear certain operational expenses. To the extent that a Fund invests in these securities, the Fund must bear these expenses in addition to the expenses of the Fund’s own operation. At December 31, 2010, none of the Funds held exchange-traded index securities.

(o) Real estate investment trusts

The Funds may invest in real estate investment trusts (“REITs”), which pool investors’ funds for investment, primarily in income producing real estate or real estate-related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement to distribute to its shareholders or unitholders at least 90% of its taxable income for each taxable year.

A shareholder in a Fund, by investing in REITs through the Fund, will bear not only the shareholder’s proportionate share of the expenses of the Fund, but also, indirectly, the management expenses of the underlying REITs. REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or the REIT’s failure to maintain exemption from registration under the 1940 Act. See each Fund’s Schedule of Investments for REIT securities held as of December 31, 2010.

(p) Indexed securities

The Funds may invest in indexed securities where the redemption values and/or coupons are linked to the prices of other securities, securities indices, or other financial indicators. The Funds use indexed securities to increase or decrease their exposure to different underlying instruments and to gain exposure to markets in which it may be difficult to invest through conventional securities. Indexed securities may be more volatile than their underlying instruments, but any loss is limited to the amount of the original investment. See the Core Opportunistic Schedule of Investments for indexed securities held as of December 31, 2010.

(q) Taxes and distributions

The Funds intend to qualify each year as regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). The Funds intend to distribute substantially all of their net investment income and net realized short-term and long-term gains, if any, after giving effect to any available capital loss carryovers for U.S. federal income tax purposes. Therefore, no provision for U.S. federal income or excise tax is necessary.

The Funds’ policy is to declare and pay distributions from net investment income and net realized short-term and long-term gains at least annually. All distributions are paid in shares of the Funds, at NAV, unless the shareholder elects to receive cash distributions.

(r) Allocation of expenses and operating income

The majority of expenses of the Trust are directly identifiable to an individual Fund. Expenses which are not readily identifiable to a specific Fund are allocated among the applicable Funds, taking into consideration, among other things, the nature and type of expense and the relative size of each Fund. Investment income, common expenses and realized and unrealized gains and losses are allocated pro-rata between each class of shares of each Fund, based on the relative net assets of each class.

MGI Funds

Notes to Schedule Investments (Continued)
December 31, 2010 (Unaudited)

(s) Mortgage-Related and other Asset-Backed securities

The Funds may invest in mortgage-backed and asset-backed securities. Mortgage-backed securities represent an interest in a pool of mortgages. Asset-backed securities are structured like mortgage-backed securities, but instead of mortgage loans or interests in mortgage loans, the underlying assets may include such items as motor vehicle installment sales or installment loan contracts, leases of various types on real and personal property, and receivables from credit card agreements. The value of some mortgage or asset-backed securities may be particularly sensitive to changes in prevailing interest rates. Early repayment of principal on some mortgage-related securities may expose the Fund to a lower rate of return upon reinvestment of principal. The value of these securities may fluctuate in response to the market’s perception of the creditworthiness of the issuers. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

One type of stripped mortgage-backed security has one class receiving all of the interest from the mortgage assets (the interest-only, or “IO” class), while the other class will receive all of the principal (the principal-only, or “PO” class). Payments received for the IOs are included in interest income on the Statement of Operations. Because principal will not be received at the maturity of an IO, adjustments are made to the cost basis of the security on a daily basis until maturity. These adjustments are included in interest income on the Statement of Operations. Payments received for POs are treated as reductions to the cost and par value of the securities. See the Schedule of Investments for mortgage-backed and asset-backed securities held by Core Opportunistic and Short Maturity as of December 31, 2010.

3.	Federal income taxes

As of December 31, 2010, the cost for U.S. federal income tax purposes and gross unrealized appreciation and depreciation in value of investments were as follows:

	Federal	Tax Basis	Tax Basis	Net Unrealized
	Income Tax	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)
Large Cap Growth	$340,284,712	$72,867,980	$(1,501,244)	$71,366,736
Large Cap Value	366,164,026	38,478,195	(2,809,152)	35,669,043
Small/Mid Cap Growth	230,160,869	61,428,698	(1,325,119)	60,103,579
Small/Mid Cap Value	235,798,270	50,544,926	(1,371,190)	49,173,736
Non-US Core Equity	1,363,879,153	141,580,977	(23,132,691)	118,448,286
Core Opportunistic	1,264,084,419	23,178,638	(24,179,572)	(1,000,934)
Short Maturity	66,275,363	519,285	(251,371)	267,914

The differences between book-basis and tax-basis unrealized appreciation/(depreciation) are primarily due to wash sale loss deferrals, REIT and other basis adjustments.

4.	Subsequent events

Management has evaluated the possibility of “subsequent events” (in accordance with the provisions set forth in FASB (ASC) 855) existing in the Funds’ financial statements for the period ended December 31, 2010 and determined that there are no material events that would require disclosure in the Funds’ financial statements through the date of issuance.

Item 2. Controls and Procedures.
(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended, (17CFR 270.30a-3(c))), are effective based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report.
(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-3(d))) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications of the Principal Executive Officer and Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(a)) are attached hereto as Exhibit 99CERT.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

MGI FUNDS

By	/s/ Richard Nuzum

Richard Nuzum
President and Chief Executive Officer

Date	February 24, 2011

     Pursuant to the requirement of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report had been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ Richard Nuzum

Richard Nuzum
President and Chief Executive Officer

Date	February 24, 2011

By	/s/ Richard S. Joseph

Richard S. Joseph
Vice President, Treasurer and Principal Accounting Officer

Date	February 24, 2011